As Filed with the U.S. Securities and Exchange Commission on November 19, 2020

File Nos. 333-180870 and 811-22698

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 255	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 259	☒

KRANESHARES TRUST
(Exact Name of Registrant as Specified in Charter)

280 Park Avenue, 32nd Floor
New York, New York 10017
(Address of Principal Executive Offices, Zip Code)

(212) 933-0393
(Registrant’s Telephone Number, including Area Code)

Jonathan Krane
280 Park Avenue, 32nd Floor
New York, New York 10017
(Name and Address of Agent for Service)

Copy to:
Stacy L. Fuller
K&L Gates LLP
1601 K Street NW
Washington, D.C. 20006-1600

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b) of Rule 485

☐	On (date) pursuant to paragraph (b)(1)(iii) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	On (date) pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	On (date) pursuant to paragraph (a)(2) of Rule 485

KraneShares Trust

Prospectus

November 19, 2020

KFA Value Line
®
Dynamic Core Equity Index ETF - (KVLE)

Fund shares are not individually redeemable. Fund shares will be listed on NYSE Arca, Inc. (“Exchange”).

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (if you hold your Fund shares directly with the Fund) or from your financial intermediary, such as a broker-dealer or bank (if you hold your Fund shares through a financial intermediary). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold your Fund shares directly with the Fund, you may elect to receive shareholder reports and other communications electronically from the Fund by contacting the Fund at 855-857-2638 or, if you hold your Fund shares through a financial intermediary, contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you hold your Fund shares directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports at 855-857-2638 or, if you hold your Fund shares through a financial intermediary, contacting your financial intermediary. Your election to receive reports in paper will apply to all of the KraneShares Funds you hold directly with series of the Trust or through your financial intermediary, as applicable.

KraneShares Trust

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KFA Value Line
®
Dynamic Core Equity Index ETF

Investment Objective
The KFA Value Line
®
Dynamic Core Equity Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of a specific equity securities index. The Fund’s current index is the Value Line
®
Dynamic Core Equity Index (the ‘‘Underlying Index’’).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The table below does not include the brokerage commissions that you may pay when purchasing or selling shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees*	0.00%
Other Expenses**	0.01%
Total Annual Fund Operating Expenses	0.56%

*Pursuant to a Distribution Plan, the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per year of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Distribution Plan.
**Based on estimated amounts for the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This Example does not reflect any brokerage commissions that you may pay on purchases and sales of your shares. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not sell your shares, your costs would be:

1 Year	3 Years
$57	$179

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund had not commenced investment operations prior to its fiscal year ended March 31, 2020, it does not have portfolio turnover information for the prior fiscal year to report.

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Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its total assets in components of the Underlying Index. The Underlying Index begins with the universe of stocks that Value Line
®
 ranks.

All companies with an equity market capitalization of less than $1 billion, registered investment companies, limited partnerships and foreign securities not listed in the U.S. are eliminated from this universe. From this investable universe, the Underlying Index establishes: (1) a dividend target, which is the trailing 12-month dividend yield of stocks in the 25th percentile of yield in this universe; and (2) a beta target of 0.8 to 1 versus the S&P 500 Index based on forecasting models. Beta is a measure of the expected return of the Underlying Index relative to market movements. Each company in the investable universe is assigned a score based on its Safety
™
Rank and Timeliness
™
Rank with companies with Rank 1 receiving a higher score than companies with Rank 2. The Underlying Index then optimizes the weighting of companies using the score assigned to them to maximize the overall score for the Underlying Index taking into account the dividend target and the beta target. At each rebalancing, the Underlying Index seeks a yield that will be no less than the dividend target and a beta within 0.03 of the beta target. The weighting of a company can be zero and no individual company will be weighted more than 1.5% greater than its weighting in the broad-based large cap equity index. The Underlying Index is rebalanced during the first full week of each calendar month.
The Value Line
®
Safety
™
Ranking System measures the total risk of a company relative to others in the universe based on Value Line’s ranking of the company’s price stability and financial strength. Companies with high Safety ranks may be larger and more financially sound and may have lower growth prospects. The Value Line
®
Timeliness
™
Ranking System ranks companies relative to each other in the universe for price performance during the next six to 12 months by using components such as historical stock-price performance, financial results, and earnings surprises. Each Ranking System ranks companies on a scale of 1 to 5 with 1 being the highest rank and 5 being the lowest rank

The Fund may invest up to 20% of its assets in instruments that are not included in the Underlying Index, but that Fund’s adviser, Krane Funds Advisors, LLC (“Krane” or “Adviser”), believes will help the Fund track the Underlying Index. These investments may include equity securities of issuers whose securities are not components of the Underlying Index, derivative instruments (including swaps, futures, forwards, structured notes and options), other investment companies (including ETFs) and cash or cash equivalents (including money market funds). The other investment companies in which the Fund may invest may be advised, sponsored or otherwise serviced by Krane Funds Advisors, LLC (“Krane” or “Adviser”), Lee Capital Management, LP (“LCM” or “Sub-Adviser”) and/or its affiliates.

Although the Fund expects to replicate (or hold all components of) the Underlying Index, the Fund reserves the right to use representative sampling to track the Underlying Index. “Representative sampling” is a strategy that involves investing in a representative sample of securities that collectively have an investment profile similar to the Underlying Index.

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As of August 31, 2020, the Underlying Index included 68 securities of companies with a market capitalization range of approximately $2.2 to $2,206 billion and had an average market capitalization of approximately $140 billion. The Underlying Index is rebalanced monthly.

The Fund is non-diversified. To the extent the Underlying Index is concentrated in a particular industry, the Fund is expected to be concentrated in that industry. As of August 31, 2020, issuers in the Financials sector (18.5%) and Healthcare sector (17.8%) each represented a significant portion of the Underlying Index.

The Underlying Index is provided by Fuzzy Logix, Inc. (doing business as “FastINDX”) (“Index Provider”).

The Fund may engage in securities lending.

Principal Risks
As with all exchange traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund may not achieve its investment objective and an investment in the Fund is not by itself a complete or balanced investment program. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Fund involves the risk of total loss. In addition to these risks, the Fund is subject to a number of additional principal risks that may affect the value of its shares, including:

Equity Securities Risk.
The values of equity securities are subject to factors such as market fluctuations, changes in interest rates and perceived trends in stock prices. Equity securities are subject to volatile changes in value and their values may be more volatile than other asset classes. In the event of liquidation, equity securities are generally subordinate in rank to debt and other securities of the same issuer.

Dividend Risk.
There is no guarantee that issuers of the stocks held by the Fund will declare dividends in the future or that, if declared, such dividends will remain at current levels or increase over time.

Ranking Risk.
The Fund uses the Value Line
®
Timeliness and Safety
™
Ranking Systems in selecting securities. This is subject to the risk that the rankings may not be accurate and that the performance of these companies may not continue. The returns on these securities may be less than returns on other companies or the overall stock market. In addition, there may be periods when companies highly ranked by Value Line
®
are out of favor and during which the investment performance of the Fund may suffer.

Market Risk
. The values of the Fund’s holdings could decline generally or could underperform other investments. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve, and/or other government actors could cause volatility in global financial markets, negative sentiment and higher levels of Fund redemptions, which could have a negative impact on the Fund and could result in losses. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. Further, the Fund is susceptible to the risk that certain investments may be difficult or impossible to sell at a favorable time or price. Market developments may also cause the Fund’s investments to become less liquid and subject to erratic price movements. Such market developments may also cause the Fund to encounter difficulties in timely honoring redemptions, especially if market events cause an increased incidence of shareholder redemptions.

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Concentration Risk.
Because the Fund’s assets are expected to be concentrated in an industry or group of industries to the extent that the Underlying Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries or sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. From time to time, the Fund may invest a significant percentage of its assets in issuers in a single industry (or the same group of industries) or sector of the economy. While the Fund’s sector and industry exposure is expected to vary over time based on the composition of the Underlying Index, the Fund is currently subject to the principal risks described below.  The Fund may have significant exposure to other industries or sectors over time.

Financials Sector Risk.
The performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. This sector has experienced significant losses in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company or on the sector as a whole cannot be predicted.

Healthcare Sector Risk.
The profitability of companies in the healthcare sector may be affected by government regulations and government healthcare programs, government reimbursement for medical expenses, increases or decreases in the cost of medical products and services, limited product lines, increased emphasis on the delivery of healthcare through outpatient services and product liability claims. Many healthcare companies are heavily dependent on patent protection, which may be time consuming and costly, and the expiration of a company’s patent may adversely affect that company’s profitability. Healthcare companies are subject to competitive forces that may result in pricing pressure, including price discounting, and may be thinly capitalized and susceptible to product obsolescence. Many new products in the healthcare sector require significant research and development and may be subject to regulatory approvals, which may be time consuming and costly and with no guarantee that the product will come to market.

ETF Risk
. As an ETF, the Fund is subject to the following risks:

Authorized Participants Concentration Risk.
The Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund and no other Authorized Participant steps in, shares of the Fund may trade like closed-end fund shares at a significant discount to net asset value (“NAV”) and may face delisting from the Exchange.

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New Fund Risk.
The Fund is new and does not yet have shares outstanding. If the Fund does not grow large in size once it commences trading, it will be at greater risk than larger funds of wider bid-ask spreads for its shares, trading at a greater premium or discount to NAV, liquidation and/or a stop to trading.

Premium/Discount Risk.
There may be times when the market price of the Fund’s shares is more than the NAV intra-day (at a premium) or less than the NAV intra-day (at a discount). As a result, shareholders of the Fund may pay more than NAV when purchasing shares and receive less than NAV when selling Fund shares. This risk is heightened in times of market volatility or periods of steep market declines. In such market conditions, market or stop loss orders to sell Fund shares may be executed at prices well below NAV.

Secondary Market Trading Risk.
Investors buying or selling shares in the secondary market will normally pay brokerage commissions, which are often a fixed amount and may be a significant proportional cost for investors buying or selling relatively small amounts of shares. Secondary market trading is subject to bid-ask spreads and trading in Fund shares may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. In addition, although the Fund’s shares are listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained or that the Fund’s shares will continue to be listed.

High Portfolio Turnover Risk.
The Fund may incur high turnover rates, which may increase the Fund’s brokerage commission costs and negatively impact the Fund’s performance. Such portfolio turnover also may generate net short-term capital gains.

Investment in Investment Companies Risk.
The Fund may invest in other investment companies, including those advised, sponsored or otherwise serviced by Krane and/or its affiliates. The Fund will indirectly be exposed to the risks of investments by such funds and will incur its pro rata share of the underlying fund’s expenses. Additionally, investments in ETFs are subject to ETF Risk. Krane is subject to conflicts of interest in allocating Fund assets to investment companies that are advised, sponsored or otherwise serviced by Krane and/or its affiliates. To the extent that the Fund invests in investment companies or other pooled investment vehicles that are not registered pursuant to the 1940 Act, it will not enjoy the protections of the U.S. law.

Large Capitalization Company Risk.
Investments in large capitalization companies may go in and out of favor based on market and economic conditions and may underperform other market segments. Some large capitalization companies may be unable to respond quickly to new competitive challenges and attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. As such, returns on investments in stocks of large capitalization companies could trail the returns on investments in stocks of small and mid capitalization companies.

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Management Risk.
Because the Fund may not fully replicate the Underlying Index and may hold less than the total number of securities in the Underlying Index, the Fund is subject to management risk. This is the risk that the sub-adviser’s security selection process, which is subject to a number of constraints, may not produce the intended results.

Non-Diversified Fund Risk.
Because the Fund is non-diversified and may invest a greater portion of its assets in fewer issuers than a diversified fund, changes in the market value of a single portfolio holding could cause greater fluctuations in the Fund’s share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a single portfolio holding or a relatively small number of portfolio holdings to have a greater impact on the Fund’s performance.

Passive Investment Risk.
The Fund is not actively managed, does not seek to “beat” the Underlying Index and does not take temporary defensive positions when markets decline. Therefore, the Fund may not sell a security due to current or projected underperformance of a security, industry or sector. There is no guarantee that the Underlying Index will create the desired exposure. The Underlying Index may not contain an appropriate mix of securities, but the Fund’s investment objective and principal investment strategies impose limits on the Fund’s ability to invest in securities not included in the Underlying Index.

Securities Lending Risk.
To the extent the Fund lends its securities, it may be subject to the following risks: (1) borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities; (2) the securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers; (3) delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions; and (4) there is the risk of possible loss of rights in the collateral should the borrower fail financially.

Sector Risk.
From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Tracking Error Risk.
The Fund’s return may not match or achieve a high degree of correlation with the return of the Underlying Index. This may be due to, among other factors, the Fund holding cash under certain circumstances in lieu of Underlying Index securities, the use of representative sampling strategy, if applicable, asset valuation differences, tax considerations, the unavailability of securities in the Underlying Index from time to time and other liquidity constraints.

Valuation Risk.
Independent market quotations for certain investments held by the Fund may not be readily available, and such investments may be fair valued or valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that the Fund may not be able to sell an investment at the price assigned to the investment by the Fund.

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Derivatives Risk.
The use of derivatives (including swaps, futures, forwards, structured notes and options) may involve leverage, which includes risks that are different from, and greater than, the risks associated with investing directly in a reference asset, because a small investment in a derivative can result in a large impact on the Fund and may cause the Fund to be more volatile. In addition, derivatives can be illiquid and imperfectly correlate with the reference asset, resulting in unexpected returns that could materially adversely affect the Fund. Certain derivatives (such as swaps and options) are bi-lateral agreements that expose the Fund to counterparty risk, which is the risk of loss in the event that the counterparty to an agreement fails to perform under it. In that case, the Fund may suffer losses potentially equal to, or greater than, the full value of the derivative if the counterparty fails to perform its obligations. Counterparty risks are compounded by the fact that there are only a limited number of ways available to invest in certain reference assets and, therefore, there may be few counterparties to swaps or options based on those reference assets. Investments in derivatives may expose the Fund to leverage, which may cause the Fund to be more volatile than if it had not been leveraged. Many derivatives are subject to segregation requirements that require the Fund to segregate the market or notional value of the derivatives, which could impede the portfolio management of the Fund.

Cash and Cash Equivalents Risk.
The Fund may hold cash or cash equivalents. Generally, such positions offer less potential for gain than other investments. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising. If the Fund holds cash uninvested it will be subject to the credit risk of the depositing institution holding the cash.

Performance Information
Once the Fund has completed a full calendar year of operations, a bar chart and table will be included in this Prospectus that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the variability of the Fund’s return to a broad measure of market performance.

Once available, the Fund’s current performance information will be available at www.kfafunds.com. Past performance does not necessarily indicate how the Fund will perform in the future.

Management

Investment Adviser and Sub-Adviser
Krane Funds Advisors, LLC serves as the investment adviser to the Fund.

Lee Capital Management, LP serves as the non-discretionary investment sub-adviser to the Fund.

Portfolio Managers
James Maund, Head of Capital Markets at the Adviser, has served as lead portfolio manager for the Fund since its inception in 2020.  Jonathan Shelon, Chief Operating Officer of the Adviser, also serves as a portfolio manager of the Fund. Mr. Shelon supports Mr. Maund and Krane’s investment team for the Fund and has been a portfolio manager of the Fund since its inception in 2020.

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Purchase and Sale of Fund Shares
Shares may be purchased and redeemed from the Fund only in “Creation Units” of 50,000 shares, or multiples thereof. As a practical matter, only institutions and large investors, such as market makers or other large broker-dealers, purchase or redeem Creation Units. Most investors will buy and sell shares of the Fund on the Exchange. Individual shares can be bought and sold throughout the trading day like other publicly traded securities through a broker-dealer on the Exchange. These transactions do not involve the Fund. The price of an individual Fund share is based on market prices, which may be different from its NAV. As a result, the Fund’s shares may trade at a price greater than the NAV (at a premium) or less than the NAV (at a discount). Most investors will incur customary brokerage commissions and charges when buying or selling shares of the Fund through a broker-dealer.

Tax Information
Fund distributions are generally taxable as ordinary income, qualified dividend income or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account, which may be taxable upon withdrawal.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

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Additional Information About the Fund
Each of the policies described in this Prospectus, including the Fund’s investment objective and 80% policy, is a non-fundamental policy that may be changed by the Board of Trustees of the Trust without shareholder approval, but the Fund will provide 60 days’ prior written notice to shareholders of any change in its 80% policy. Certain fundamental policies of the Fund are set forth in the SAI.

Underlying Index
Value Line
®
Dynamic Core Equity Index
The Underlying Index begins with the universe of stocks that Value Line® ranks. All companies with an equity market capitalization of less than $1 billion, registered investment companies, limited partnerships and foreign securities not listed in the U.S. are eliminated from this universe. From this investable universe, the Underlying Index establishes: (1) a dividend target, which is the trailing 12-month dividend yield of stocks in the 25th percentile of yield in this universe; and (2) a beta target of 0.8 to 1 versus the S&P 500 Index based on forecasting models. Beta is a measure of the expected return of the Underlying Index relative to market movements. Each company in the investable universe is assigned a score based on its Safety™ Rank and Timeliness™ Rank with companies with Rank 1 receiving a higher score than companies with Rank 2. The Underlying Index then optimizes the weighting of companies using the score assigned to them to maximize the overall score for the Underlying Index taking into account the dividend target and the beta target. At each rebalancing, the Underlying Index seeks a yield that will be no less than the dividend target and a beta within 0.03 of the beta target. The weighting of a company can be zero and no individual company will be weighted more than 1.5% greater than its weighting in the broad-based large cap equity index. The Underlying Index is rebalanced during the first full week of each calendar month.

As of August 31, 2020, the Underlying Index included 68 securities of companies with a market capitalization range of approximately $2.2 to $2,206 billion and had an average market capitalization of approximately $140 billion. The Underlying Index is rebalanced monthly.

To the extent the Underlying Index is concentrated in a particular industry, the Fund is expected to be concentrated in that industry.
As of August 31, 2020, issuers in the Financials sector (18.5%) and Healthcare sector (17.8%) each represented a significant portion of the Underlying Index.

The Underlying Index was launched on June 15, 2009 with a base date of December 7, 2009 and a base value of 1000. The Underlying Index is rebalanced monthly and reconstituted monthly.

The Underlying Index is provided by Fuzzy Logix, Inc. (doing business as “FastINDX”) (“Index Provider”). The Index Provider is not affiliated with the Fund or Krane. The Index Provider determines the components and the relative weightings of the component securities in the Underlying Index. Additional information about the Underlying Index is available on the Index Provider’s website, www.valueline.com.

Principal Investment Risks
The following section provides additional information regarding certain of the principal risks of investing in the Fund. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Fund involves a risk of a total loss. There is no guarantee that the Fund will meet its investment objective.

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Cash and Cash Equivalents Risk.
The Fund may hold cash or cash equivalents. Generally, such positions offer less potential for gain than other investments. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising. If the Fund holds cash uninvested it will be subject to the credit risk of the depositing institution holding the cash.

Concentration Risk.
Because the Fund’s assets are expected to be concentrated in an industry or group of industries, to the extent that the Underlying Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments.

Financials Sector Risk.
Companies in the financials sector may be subject to extensive government regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain. The profitability of companies in the financials sector may be adversely affected by increases in interest rates. The profitability of companies in the financials sector may be adversely affected by loan losses, which usually increase in economic downturns. In addition, the financials sector in certain countries is undergoing numerous changes, including continuing consolidations, development of new products and structures and changes to its regulatory framework, which may have an impact on the issuers included in the Fund. Furthermore, increased government involvement in the financials sector, including measures such as taking ownership positions in financial institutions, could result in a dilution of the Fund’s investments in financial institutions.

Healthcare Sector Risk.
The profitability of companies in the healthcare sector may be affected by extensive government regulation, restrictions on government reimbursement for medical expenses, rising or falling costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, a limited number of products, industry innovation, changes in technologies and other market developments. Healthcare companies are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting.

Many healthcare companies are heavily dependent on patent protection and the actual or perceived safety and efficiency of their products. Patents have a limited duration, and, upon expiration, other companies may market substantially similar (i.e., “generic”) products that are typically sold at a lower price than the patented product. The introduction of a generic product to the market can cause the original developer to lose market share and/or reduce the price of the product, resulting in lower profits for the original developer. As a result, the expiration of patents may adversely affect the profitability of these companies.

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In addition, because the products and services of many companies in the healthcare sector affect the health and well-being of many individuals, these companies are particularly susceptible to extensive litigation based on product liability and similar claims.

Many new products in the healthcare sector may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly, which can result in increased development costs, delayed cost recovery and loss of competitive advantage to the extent that rival companies have developed competing products or procedures, adversely affecting the company’s revenues and profitability. In other words, delays in the regulatory approval process may limit the opportunity for a company to profit from a new product or to bring a new product to market, which could adversely affect a company’s business. Healthcare companies may also be strongly affected by scientific biotechnology or technological developments, and their products may quickly become obsolete. Also, many healthcare companies offer products and services that are subject to extensive governmental regulation and may be adversely affected by changes to governmental policies or laws, including cost control, national health insurance, incentives for compensation in the provision of healthcare services, tax incentives and penalties related to healthcare insurance premiums and promotion of prepaid healthcare plans.

Derivatives Risk.
Derivatives are financial instruments, such as swaps, futures, forwards, structured notes and options, whose values are based on the value of one or more reference assets, such as a security, asset, currency, interest rate or index. Derivatives involve risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments. For example, derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate perfectly with the reference asset(s). Derivative transactions can create investment leverage, which implicates risks greater than those associated with investing directly in a reference asset, because a small investment in a derivative can result in a large impact on the Fund and may cause the Fund to be more volatile.

Many derivative transactions are entered into “over-the-counter” (not on an exchange or contract market); as a result, the value of such a derivative transaction will depend on the ability and the willingness of the Fund’s counterparty to perform its obligations under the transaction. If a counterparty were to default on its obligations, the Fund’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Fund’s rights as a creditor (e.g., the Fund may not receive the net amount of payments that it is contractually entitled to receive). A liquid secondary market may not always exist for the Fund’s derivative positions at any time. If a derivative transaction is centrally cleared, it will be subject to the rules of the clearing exchange and subject to risks associated with the exchange.

Derivatives can be illiquid and imperfectly correlate with the reference asset(s), resulting in unexpected returns that could materially adversely affect the Fund. Some derivatives can have the potential for unlimited loss. Many derivatives are subject to segregation requirements, pursuant to which the Fund must segregate the market or notional value of the derivatives and which could impede the portfolio management of the Fund. It is possible that developments in the derivatives market, including ongoing or potential government regulation, could adversely affect the Fund’s ability to enter into new derivatives agreements, terminate existing derivative agreements or to realize amounts to be received under such instruments.

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Counterparty Risk.
Because many derivatives are an obligation of the counterparty rather than a direct investment in the reference asset, the Fund may suffer losses potentially equal to, or greater than, the full value of the derivative if the counterparty fails to perform its obligations under the derivative agreement as a result of bankruptcy or otherwise. Any loss would result in a reduction in the NAV of the Fund and will likely impair the Fund’s ability to achieve its investment objective. The counterparty risk associated with the Fund’s investments may be greater than other funds because there are only a limited number of counterparties that are willing and able to enter into certain derivatives. If there are only a few potential counterparties, the Fund, subject to applicable law, may enter into swap transactions with as few as one counterparty at any time.

Forward Currency Contracts Risk.
A forward foreign currency contract involves a negotiated obligation to purchase or sell a specific currency at a future date (with or without delivery required), which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are not traded on exchanges; rather, a bank or dealer will act as agent or as principal in order to make or take future delivery, exposing the Fund to counterparty risk.

Futures Risk
. In addition to the above, risks associated with the use of futures contracts include the following: (i) an imperfect correlation between movements in prices of futures contracts and movements in the value of the reference asset(s) it is designed to simulate; and (ii) the possibility of an illiquid secondary market for a futures contract and the resulting inability to close a position prior to its maturity date. When the Fund purchases or sells a futures contract, it is subject to daily variation margin calls that could be substantial. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Leveraging Risk.
The Fund’s investment in derivative instruments provide leveraged exposure. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. The use of derivatives may expose the Fund to potentially dramatic losses (or gains) in the value of a derivative or other financial instrument and, thus, in the value the Fund’s portfolio. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund’s return.

Options Risk.
An option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying the option at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security or currency. Options are derivatives, which, as described above, can be illiquid, can imperfectly correlate with the reference asset(s), and are subject to segregation requirements.

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Options on Futures Contracts Risk.
An option on a futures contract provides the holder with the right to enter into a “long” position in the underlying futures contract, in the case of a call option, or a “short” position in the underlying futures contract in the case of a put option, at a fixed exercise price to a stated expiration date. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position, in the case of a put option. Options are derivatives, which, as described above, can be illiquid, can imperfectly correlate with the reference asset(s), and are subject to segregation requirements.

Swaps Risk.
To the extent the Fund invests in swaps, it will be subject to the risk that the number of counterparties able to enter into swaps to provide exposure to a desired reference asset may be limited. Swaps are of limited duration and there is no guarantee that swaps entered into with a counterparty will continue indefinitely. Accordingly, the duration of a swap depends on, among other things, the ability of the Fund to renew the expiration period of the relevant swap at agreed upon terms.

Dividend Risk.
Companies that issue dividend-yielding securities are not required to continue to pay dividends on such securities. There is no guarantee that issuers of the securities held by the Fund will declare dividends in the future or that, if declared, such dividends will remain at current levels or increase over time.

Equity Securities Risk.
Equity securities are subject to volatile changes in value that may be attributable to market perception of a particular issuer or to general stock market fluctuations that affect all issuers. Investments in equity securities may be more volatile than investments in other asset classes. In the event of liquidation, equity securities are generally subordinate in rank to debt and other securities of the same issuer.

ETF Risk
. As an ETF, the Fund is subject to the following risks:

Authorized Participants Concentration Risk.
The Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund and no other Authorized Participant steps in, shares of the Fund may trade like closed-end fund shares at a significant discount to net asset value and may face delisting from the Exchange.

Premium/Discount Risk
. The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s securities holdings. The market prices of Fund shares will generally fluctuate in accordance with changes in the Fund’s NAV and supply and demand of shares on the secondary market. It cannot be predicted whether Fund shares will trade below, at or above their NAV. As a result, shareholders of the Fund may pay more than NAV when purchasing shares and receive less than NAV when selling Fund shares. This risk is heightened in times of market volatility or periods of steep market declines. In such market conditions, market or stop-loss orders to sell the ETF shares may be executed at market prices that are significantly below NAV. Price differences may be due, in part, to the fact that supply and demand forces at work in the secondary trading market for shares may be closely related to, but not identical to, the same forces influencing the prices of the securities of the Underlying Index trading individually. The market prices of Fund shares may deviate significantly from the NAV of the shares during periods of market volatility or if the Fund’s holdings are or become more illiquid. Disruptions to creations and redemptions may result in trading prices that differ significantly from the Fund’s NAV. In addition, market prices of Fund shares may deviate significantly from the NAV if the number of Fund shares outstanding is smaller or if there is less active trading in Fund shares. Investors purchasing and selling Fund shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Secondary Market Trading Risk
. Investors buying or selling shares in the secondary market will normally pay brokerage commissions, which are often a fixed amount and may be a significant proportional cost for investors buying or selling relatively small amounts of shares. In addition, secondary market investors will incur the cost of the difference between the price that an investor is willing to pay for shares (the bid price) and the price at which an investor is willing to sell shares (the ask price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for shares based on trading volume and market liquidity, and is generally lower if the Fund’s shares have more trading volume and market liquidity and higher if the Fund’s shares have little trading volume and market liquidity. Increased market volatility may cause increased bid/ask spreads.

Although Fund shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained or that the Fund’s shares will continue to be listed. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of any Fund will continue to be met or will remain unchanged or that the shares will trade with any volume, or at all.

ETF Risk
-
New Fund Risk.
The Fund is new and does not yet have a significant number of shares outstanding. If the Fund does not grow in size, it will be at greater risk than larger funds of wider bid-ask spreads for its shares, trading at a greater premium or discount to NAV, liquidation and/or a trading halt.

High Portfolio Turnover Risk.
The Fund may incur high turnover rates. This may increase the Fund’s brokerage commission costs. The performance of the Fund could be negatively impacted by the increased brokerage commission costs incurred by the Fund. Rapid portfolio turnover also exposes shareholders to a higher current realization of net short-term capital gains, distributions of which would generally be taxed to you as ordinary income and thus cause you to pay higher taxes.

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Investments in Investment Companies Risk.
The Fund may purchase shares of investment companies, such as ETFs, unit investment trusts and closed-end investment companies, including those that are advised, sponsored or otherwise serviced by Krane and/or its affiliates, to gain exposure to particular component securities of the Underlying Index or when such investments present a more cost efficient alternative to investing directly in securities. When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the underlying fund’s expenses. An investor in the Fund may receive taxable gains as a result of an underlying fund’s portfolio transactions in addition to the taxable gains attributable to the Fund’s transactions in shares of the underlying fund. Further, in part because of these additional expenses, the performance of an investment company may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, shares of an ETF are traded at market prices, which may vary from the NAV of its underlying investments. Also, the lack of liquidity in an ETF can contribute to the increased volatility of its value in comparison to the value of the underlying portfolio securities. To the extent that the Fund invests in investment companies or other pooled investment vehicles that are not registered pursuant to the 1940 Act, it will not enjoy the protections of the 1940 Act. In addition, to the extent the Fund invests in other investment companies, including ETFs, sponsored, advised or otherwise serviced by Krane, its sub-adviser, as applicable, or their affiliates, they may be subject to conflicts of interest in allocating Fund assets, particularly if they are paid an advisory fee both by the Fund and the fund in which the Fund invests.

Large Capitalization Company Risk.
Investments in large capitalization companies may go in and out of favor based on market and economic conditions and may underperform other market segments. Some large capitalization companies may be unable to respond quickly to new competitive challenges and attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. As such, returns on investments in stocks of large capitalization companies could trail the returns on investments in stocks of small and mid capitalization companies.

Liquidity Risk.
The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult to purchase or sell at a reasonable time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may reduce the potential returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. This is especially true given the limited number of market participants in certain markets in which the Fund may invest. Certain countries in which the Fund may invest may be subject to extended settlement delays, during which the Fund will unlikely be able to convert such holdings to cash and may make it additionally difficult for the Fund to meet redemptions in a timely fashion.

Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements, and may also cause the Fund to encounter difficulties in timely honoring redemptions, especially if market events cause an increased incidence of shareholder redemptions. If a number of securities held by the Fund stop trading or become illiquid, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt.

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In October 2016, the Securities and Exchange Commission (“SEC”) adopted Rule 22e-4 (the “Liquidity Rule”), which requires open-end funds to establish a liquidity risk management program (“Liquidity Program”) and enhance disclosures regarding fund liquidity. As required by the Liquidity Rule, which went into full effect for the Fund in June 2019, the Fund’s Board appointed a liquidity risk program administrator to assess, manage and periodically review the liquidity risk of the Fund. The liquidity of the Fund’s portfolio investments is determined based on relevant market, trading and investment-specific considerations under the Liquidity Program. To the extent that an investment is deemed to be an illiquid investment or a less liquid investment, the Fund can expect to be exposed to greater liquidity risk.

Management Risk.
To the extent the Fund does not replicate the Underlying Index, the Fund is subject to management risk. This is the risk that the Adviser’s or sub-adviser’s, as applicable, security selection or trading process, which is subject to a number of constraints, may not produce the intended results. Alternatively, to the extent the Adviser or sub-adviser, as applicable, determines to manage the Fund by replicating the Underlying Index, it is likely to experience higher portfolio turnover and brokerage costs, which erode performance.

Market Risk.
The values of the Fund’s holdings could decline generally or could underperform other investments. Market fluctuations could be caused by such factors as economic and political developments, changes in interest rates and perceived trends in securities prices. Recent developments in relations between the United States and its trading partners have heightened concerns of increased tariffs and restrictions on trade between the U.S. and other countries. An increase in tariffs or trade restrictions, or even the threat of such developments, could lead to a significant reduction in international trade, which could have a negative impact on the world’s export industry and a commensurately negative impact on financial markets. Different types of securities tend to go through cycles of outperformance and under-performance in comparison to the general securities markets. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally. Therefore, the Fund is susceptible to the risk that certain holdings may be difficult or impossible to sell at a favorable time or price.

Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. The Federal Reserve and other domestic and foreign government agencies may attempt to stabilize the global economy. These actions may expose markets to heightened volatility and may reduce liquidity for certain Fund investments, causing the value of the Fund’s investments and share price to decline. To the extent that the Fund experiences high redemptions because of these actions, the Fund may experience increased portfolio turnover, which will increase the costs that the Fund incurs and will lower the Fund’s performance.

Geopolitical risks, including terrorism, tensions or open conflict between nations, or political or economic dysfunction within some nations that are major players on the world stage or major producers of oil, may lead to overall instability in world economies and markets generally and have led, and may in the future lead, to increased market volatility and may have adverse long-term effects. Similarly, environmental and public health risks, such as natural disasters or pandemics/epidemics, or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term.

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Certain illnesses spread rapidly and have the potential to significantly and adversely affect the global economy. Epidemics and/or pandemics have and may further result in, among other things, closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of such epidemics and/or pandemics that may arise in the future, have the potential to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity, in ways that cannot necessarily be foreseen at the present time. The impact of infectious diseases in developing or emerging market countries may be greater due to less established health care systems. Health crises caused by the recent coronavirus outbreak may exacerbate other preexisting political, social and economic risks in certain countries. The impact of the outbreak may be short term or may last for an extended period of time and may have material adverse impacts on a Fund.

Non-Diversified Fund Risk.
Because the Fund is non-diversified and may invest a greater portion of its assets in fewer issuers than a diversified fund, changes in the market value of a single portfolio holding could cause greater fluctuations in the Fund’s share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a single portfolio holding or a relatively small number of portfolio holdings to have a greater impact on the Fund’s performance.

Passive Investment Risk.
The Fund is not actively managed. Therefore, unless a specific security is removed from the Underlying Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. If a specific security is removed from the Underlying Index, the Fund may be forced to sell such security at an inopportune time or for a price other than the security’s current market value. It is anticipated that the value of Fund shares will decline, more or less, in correspondence with any decline in value of the Underlying Index. The Underlying Index may not contain the appropriate mix of securities for any particular economic cycle, and the timing of movements from one type of security to another in seeking to track the Underlying Index could have a negative effect on the Fund. However, the Fund’s investment objective and principal investment strategies impose limits on the Fund’s ability to invest in securities not included in the Underlying Index. Unlike an actively managed fund, the Fund
does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than other types of registered investment companies that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline. To the extent the Fund employs a representative sampling approach, it will hold a smaller number of securities than are in the Underlying Index. As a result, an adverse development to an issuer of securities that the Fund holds could result in a greater decline in NAV than would be the case if the Fund held more of the securities in the Underlying Index.

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Ranking Risk.
The Fund uses Value Line
®
’s Safety
™
ranking system in selecting securities. This is subject to the risk that the rankings may not be accurate and that the performance of these companies may not continue. The returns on these securities may be less than returns on other companies or the overall stock market. In addition, there may be periods when companies highly ranked by Value Line
®
are out of favor and during which the investment performance of the Fund may suffer.

Sector Risk.
From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in one sector, industry, or sub-sector of the market, its performance will be especially sensitive to developments that significantly affect those sectors, industries, or sub-sectors. An individual sector, industry, or sub-sector of the market may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events. The Fund’s performance could also be affected if the sectors, industries, or sub-sectors do not perform as expected. Alternatively, the lack of exposure to one or more sectors or industries may adversely affect performance. For a summary of the Fund’s recent sector allocations, see its most recent shareholder report. (The information in the report is as of the date of the report and may have changed.) For information about the risks of investing in particular sectors, see the Fund’s Statement of Additional Information.

Securities Lending Risk.
The Fund may lend its portfolio securities to brokers, dealers and financial institutions to seek income. There is a risk that a borrower may default on its obligations to return loaned securities. There is a risk that the assets of the Fund’s securities lending agent may be insufficient to satisfy any contractual indemnification requirements to that Fund. Borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested. The Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in a money market fund. The Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet obligations to the borrower. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions and there is the risk of possible loss of rights in the collateral should the borrower fail financially. Krane and its sub-adviser, if applicable, are subject to potential conflicts of interest because the compensation paid to them increases in connection with any net income received by the Fund from a securities lending program.

Small- and Mid-Capitalization Company Risk.
Investing in the securities of small- and mid-capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization companies and more established companies. Since small- and medium-sized companies may have limited operating histories, product lines and financial resources, the securities of these companies may lack sufficient market liquidity and can be sensitive to expected changes in interest rates, borrowing costs and earnings. These companies’ securities may be more volatile and less liquid than those of more established companies, and they may be more sensitive to market conditions.

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Tracking Error Risk.
Tracking error refers to the risk that the Fund’s performance may not match or correlate to that of its Underlying Index, either on a daily or aggregate basis. Tracking error may cause the Fund’s performance to be less than expected. There are a number of factors that may contribute to the Fund’s tracking error, such as Fund expenses, imperfect correlation between the Fund’s investments and those of the Underlying Index, the use of representative sampling strategy, if applicable, asset valuation differences, tax considerations, the unavailability of securities in the Underlying Index from time to time, holding cash and cash equivalents, and other liquidity constraints. In addition, securities included in the Underlying Index may be suspended from trading. Mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its Underlying Index. In addition, the Fund may not invest in certain securities and other instruments included in the Underlying Index, or invest in them in the exact proportions they represent of the Underlying Index. Moreover, the Fund may be delayed in purchasing or selling securities and other instruments included in the Underlying Index.

Valuation Risk.
Financial information about the Fund’s portfolio holdings may not always be reliable, which may make it difficult to obtain a current price for the investments held by the Fund. Independent market quotations for such investments may not be readily available and securities may be fair valued or valued by a pricing service at an evaluated price. These valuations are subjective and different funds may assign different fair values to the same investment. Such valuations also may be different from what would be produced if the security had been valued using market quotations. As a result, there is a risk that the Fund may not be able to sell an investment at the price assigned to the investment by the Fund. Additionally, Fund securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuations in their value from one day to the next.

Non-Principal Risks

Operational and Cybersecurity Risk.
The Fund, Krane, LCM and their service providers and your ability to transact with the Fund may be negatively impacted due to operational matters arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service provides, to suffer data corruption or lose operational functionality. It is not possible for Krane or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects.

Management
Investment Adviser
Krane Funds Advisors, LLC (“Krane” or “Adviser”) is a registered investment adviser located at 280 Park Avenue, 32nd Floor, New York, NY 10017 and serves as investment adviser of the Fund. Krane has served as the investment adviser of the Fund since its inception.

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Under the Investment Advisory Agreement between the Trust and Krane, Krane is responsible for reviewing, supervising and administering the Fund’s investment program and the general management and administration of the Trust. In this regard, among other things, Krane arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. Krane may engage a subadviser to assist it in managing the Fund’s investments, but will be responsible for overseeing any subadvisers. Krane manages the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits its officers and employees to serve as officers or Trustees of the Trust. Under the Investment Advisory Agreement, Krane bears all of its own costs associated with providing advisory services to the Fund. In addition, Krane has contractually agreed to pay all operating expenses of the Fund, except (i) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes); (ii) expenses of the Fund incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions and short sale dividend or interest expense; (iii) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (iv) Acquired Fund Fees and Expenses; (v) litigation expenses; (vi) the compensation payable to the Adviser under the investment advisory agreement; (vii) compensation and expenses of the Independent Trustees (including any Trustees’ counsel fees); and (viii) any expenses determined to be extraordinary expenses by the Board. Nevertheless, there exists a risk that a Trust service provider will seek recourse against the Trust if is not timely paid by Krane for the fees and expenses for which it is responsible, which could materially adversely affect the Fund.

Under the Investment Advisory Agreement, the Fund pays Krane the fee shown in the table below (in addition to the securities lending compensation Krane receives under the Agreement discussed below), which is calculated daily and paid monthly, at an annual rate based on a percentage of the average daily net assets of the Fund.

KFA Value Line ® Dynamic Core Equity Index ETF	0.55%

The Investment Advisory Agreement has been approved by the Board of Trustees and shareholders of the Fund (in this regard, Krane as the sole initial shareholder of the Fund has approved various matters and agreements, including the Investment Advisory Agreement for the Fund prior to its public offering).

In addition to the above-described services, to the extent the Fund engages in securities lending, Krane will: (i) determine which securities are available for loan and notify the securities lending agent for the Fund (the "Agent"), (ii) monitor the Agent’s activities to ensure that securities loans are effected in accordance with Krane’s instructions and in accordance with applicable procedures and guidelines adopted by the Board, (iii) make recommendations to the Board regarding the Fund’s participation in securities lending; (iv) prepare appropriate periodic reports for, and seek appropriate periodic approvals from, the Board with respect to securities lending activities, (v) respond to Agent inquiries concerning Agent’s activities, and (vi) such other related duties as Krane deems necessary or appropriate.

Under the agreement, while the fees and expenses related to the Fund’s securities lending-related activities reduce the revenues and income of the Fund from such activities, they are not fees and expenses for which Krane is responsible. Further, as compensation for the services provided by Krane in connection with any securities lending-related activities, the Fund pays Krane 10% of the monthly investment income received from the investment of cash collateral and loan fees received from borrowers in respect of securities loans (net of any amounts paid to the custodian and/or securities lending agent or rebated to borrowers).

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Because the Fund had not commenced operations prior to the end of the fiscal year ended March 30, 2020, Krane did not receive any advisory fees or fees from securities lending activities from the Fund during the prior fiscal year. A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with Krane will be available in the Fund’s first Annual or Semi-Annual Report to Shareholders.

China International Capital Corporation (USA) Holdings Inc., a wholly-owned, indirect subsidiary of China International Capital Corporation Limited owns a majority stake in Krane. As of March 31, 2020, Central Huijin Investment Limited, a mainland Chinese-domiciled entity, held approximately 44.32% of the shares of China International Capital Corporation Limited. Central Huijin Investment Limited is a wholly-owned subsidiary of China Investment Corporation, which is a mainland Chinese sovereign wealth fund. KFA One Holdings, LLC, located at 1270 Avenue of the Americas, 22nd Floor, New York, NY 10020, holds the remaining equity interests in Krane and Jonathan Krane, through his equity interests in KFA One Holdings, LLC, beneficially owns more than 10% of the equity interests in Krane.

Krane has received “manager of managers” exemptive relief from the SEC that permits Krane, subject to the approval of the Board of Trustees, to appoint a “wholly-owned” or unaffiliated sub-adviser, as defined in the exemptive relief, or to change the terms of a sub-advisory agreement with a “wholly-owned” or unaffiliated sub-adviser without first obtaining shareholder approval. The exemptive order further permits Krane to add or to change a “wholly-owned” or unaffiliated sub-adviser or to change the fees paid to such parties from time to time without the expense and delays associated with obtaining shareholder approval of the change and to disclose sub-advisers’ fees only in the aggregate in its registration statement. Any increase in the aggregate advisory fee paid by the Fund remains subject to shareholder approval. Krane continues to have ultimate responsibility (subject to oversight by the Board of Trustees) to oversee the sub-advisers and recommend their hiring, termination, and replacement. The Fund will notify shareholders of any change of the Fund sub-adviser.

Sub-Adviser
Lee Capital Management, LP (“LCM”), located at 100 Constitution Plaza, Suite 700, Hartford CT 06103, serves as the non-discretionary investment sub-adviser of the Fund. LCM provides non-discretionary sub-advisory services to the Fund, which include research and portfolio modeling services related to the Fund’s investments and the monitoring of such investments.

A discussion regarding the basis for the Board’s approval of the Fund’s sub-advisory agreement with LCM will be available in the Fund’s first Semi-Annual or Annual Report to Shareholders.

LCM was established in 2014 and is registered with the SEC as a registered investment advisor under the Investment Advisors Act of 1940. LCM provides discretionary investment advisory services for separately managed accounts and ERISA qualified collective investment trusts as well as non-discretionary investment advisory services to investment advisers, corporations and other registered investment advisers.

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Portfolio Manager
James Maund, Head of Capital Markets at the Adviser, has served as the lead portfolio manager of each Fund since January 2020. He joined the Adviser in 2020 and has over 15 years of experience in the investment management industry. Previously, he was a Vice President in the Institutional ETF Group and a member of the ETF Capital Markets Group at State Street Global Advisors (2010-2019); and an ETF trader at Goldman Sachs & Co (2005-2010). Mr. Maund graduated with a bachelor’s degree in economics from Wesleyan University.

Jonathan Shelon, Chief Operating Officer of the Adviser, also serves as a portfolio manager of the Fund and supports Mr. Maund and Krane’s investment team with respect to the Fund. Mr. Shelon has been a portfolio manager of each Fund since inception. Mr. Shelon joined Krane in 2015 as a Managing Partner. Mr. Shelon has spent the majority of his career managing investment portfolios and diverse teams at leading asset management organizations. Prior to joining Krane, he was the Chief Investment Officer of a 40-person global Specialized Strategies Team at J.P. Morgan with $40 billion AUM. Prior to joining J.P. Morgan, Mr. Shelon spent ten years as a portfolio manager at Fidelity Investments where he was responsible for the investment performance, process and evolution of their target-date strategies for retirement savings, college savings and income generation.

Additional information about the Portfolio Manager’s compensation, other accounts managed by the Portfolio Manager and the Portfolio Manager’s ownership of Fund shares is available in the SAI.

Other Service Providers
SEI Investments Global Funds Services (“Administrator”) serves as administrator for the Fund. The Administrator provides necessary administrative and accounting services for the maintenance and operations of the Trust and the Fund, and makes available the office space, equipment, personnel and facilities required to provide such services.

SEI Investments Distribution Co. (“Distributor”), an affiliate of the Administrator, serves as the Fund’s distributor. Shares in less than Creation Units are not distributed by the Distributor, and the Distributor does not maintain a secondary market in the shares of the Fund.

Brown Brothers Harriman & Co. (“BBH”) serves as custodian and transfer agent for the Fund. BBH maintains in separate accounts cash, securities and other assets of the Fund, keeps all necessary accounts and records, and provides other services.

Shareholder Information

Calculating NAV
The Fund calculates its NAV by:

●	Taking the current market value of its total assets

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●	Subtracting any liabilities and withholdings (if any)
●	Dividing that amount by the total number of shares owned by the shareholders

The Fund normally calculates NAV as of the regularly scheduled close of normal trading on each day that the NYSE is scheduled to be open for business (a ‘‘Business Day’’) (normally, 4:00 p.m., Eastern time). Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In calculating the values of the Fund’s portfolio securities, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last reported sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at the time as of which the Fund’s NAV is calculated if a security’s exchange is normally open at that time). If there is no such reported sale, such securities are valued at the most recently reported bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. The value of a swap contract is equal to the obligation (or rights) under the swap contract, which will generally be equal to the net amounts to be paid or received under the contract based upon the relative values of the positions held by each party to the contract as determined by the applicable independent, third party pricing agent. Exchange-traded options are valued at the last reported sales price on the exchange on which they are listed. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. OTC options are valued based upon prices determined by the applicable independent, third party pricing agent. Futures are valued at the settlement price established by the board of trade on which they are traded. Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate and the 30-, 60-, 90- and 180-day forward rates provided by an Independent Pricing Agent. The exchange rates used for valuation are captured as of the close of the London Stock Exchange each day normally at 4:00 p.m. Greenwich Mean Time. Prices for most securities held by the Fund are provided daily by independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain bid and ask prices from two broker-dealers who make a market in the portfolio instrument and determines the average of the two.

Investments in open-end investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in open-end investment companies that trade on an exchange are valued at the last reported sale price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. If there is no such reported sale, such securities are valued at the most recently reported bid price.

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Securities for which market prices are not ‘‘readily available,’’ or are not deemed to reflect current market values, or are debt securities or other assets where no evaluated price is available from the Trust’s third-party pricing agents pursuant to established methodologies, are fair valued in accordance with the Trust’s valuation policies and procedures approved by the Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using ‘‘fair value’’ pricing may include, but are not limited to: the security’s trading has been halted or suspended; the security’s primary trading market is temporarily closed; or the security has not been traded for an extended period of time. The Fund may fair value certain of the foreign securities held by the Fund each day the Fund calculates its NAV.

In addition, the Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that trade outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector, country or region. Events that may be Significant Events may include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Krane becomes aware of a Significant Event that has occurred with respect to a portfolio instrument or group of portfolio instruments after the closing of the exchange or market on which the portfolio instrument or portfolio instruments principally trade, but before the time at which the Fund calculates its NAV, it will notify the Administrator and may request that an ad hoc meeting of the Fair Valuation Committee be called.

With respect to trade-halted securities, the Trust typically will fair value a trade-halted security by adjusting the security’s last market close price by the security’s sector performance, as measured by a predetermined index, unless Krane recommends and the Trust’s Fair Valuation Committee determines to make additional adjustments. Certain foreign securities exchanges have mechanisms in place that confine one day’s price movement in an individual security to a pre-determined price range based on that day’s opening price (‘‘Collared Securities’’). Fair value determinations for Collared Securities will generally be capped by Krane based on any applicable pre-determined ‘‘limit down’’ or ‘‘limit up’’ prices established by the relevant foreign securities exchange. As an example, China A-Shares can only be plus or minus ten percent in one day of trading in the relevant mainland China equity market. As a result, the fair value price determination on a given day will generally be capped at plus or minus ten percent.

Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could actually be realized upon the sale of the security or that another fund that uses market quotations or its own fair value procedures to price the same securities. In addition, fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index. This may adversely affect the Fund’s ability to track the Underlying Index.

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Trading in securities on many foreign exchanges is normally completed before the close of business on each Business Day. In addition, securities trading in a particular country or countries may not take place on each Business Day or may take place on days that are not Business Days. Changes in valuations on certain securities may occur at times or on days on which the Fund’s NAV is not calculated and on which Fund shares do not trade and sales and redemptions of shares do not occur. As a result, the value of the Fund’s portfolio securities and the net asset value of its shares may change on days when you will not be able to purchase or sell your shares.

Buying and Selling Fund Shares
Shares of the Fund may be purchased or redeemed directly from the Fund only in Creation Units or multiples thereof. Only a broker-dealer (“Authorized Participant”) that enters into an Authorized Participant Agreement with the Fund’s distributor, SEI Investments Distribution Co. (the “Distributor”), may engage in creation and redemption transactions directly with the Fund. Purchases and redemptions directly with the Fund must follow the Fund’s procedures, and are subject to transaction fees, which are described in the SAI. The transaction fee will not exceed 2.00% of the value of the Creation Units purchased or redeemed, which is used to compensate the Fund for any difference for the expenses incurred by it in connection with the purchase or redemption order. Orders for such transactions may be rejected or delayed if they are not submitted in good order and subject to the other conditions set forth in this prospectus and the SAI.

Purchases and redemptions of Creation Units will take place in-kind and/or for cash at the discretion of the Fund. The determination of whether purchases and redemptions of Creation Units will be for cash or in-kind depends primarily on the regulatory requirements and settlement mechanisms relevant to the Fund’s portfolio holdings and the Fund is not limited to engaging in in-kind transactions to any particular market circumstances. As further described in the SAI, Creation Units typically are issued on a two Business Days (“T+2”) basis after a purchase order has been received in good order and the transfer of good title to the Fund of any in-kind securities and/or cash required to purchase a Creation Unit have been completed (subject to certain exceptions). Similarly, and also as further described in the SAI, deliveries of redemption proceeds by the Fund generally will be made on a T+2 basis after a redemption order has been received in good order and the requisite number of Fund shares have been delivered (subject to certain exceptions). The Fund reserves the right to settle Creation Unit transactions on a basis other than T+2 in order to, among other matters, accommodate non-U.S. market holiday schedules, closures and settlement cycles, to account for different treatment among non-U.S. and U.S. markets of dividend record dates and ex-dividend dates (i.e., the last day the holder of a security can sell the security and still receive dividends payable on the security) and in certain other circumstances. The Fund has received exemptive relief to delay such settlement for up to 14 days from the date an order has been submitted in good order and the requisite cash and/or assets delivered to the relevant Fund to accommodate foreign holidays, as further described in the SAI, and otherwise may delay redemptions up to 7 days or longer as permitted by applicable law, regulations and interpretations such as where unusual market conditions affect the NYSE or an emergency exists which makes it impracticable for the Fund to dispose of or value securities it owns or the Fund has received an SEC order.

The Fund intends to comply with the U.S. federal securities laws in accepting securities for deposit and satisfying redemptions with redemption securities by, among other means, assuring that any securities accepted for deposit and any securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the Securities Act. Further, an Authorized Participant that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the Securities Act, will not be able to receive restricted securities eligible for resale under Rule 144A.

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Once created, shares are listed on the Exchange and trade in the secondary market. When you buy or sell the Fund’s shares in the secondary market, you will pay or receive the market price. Shares can be bought and sold throughout the trading day like other publicly traded securities. Most investors will buy and sell shares through a broker and, thus, will incur customary brokerage commissions and charges when buying or selling shares.

The secondary markets are closed on weekends and also are generally closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Columbus Day, Veterans’ Day, Thanksgiving Day, and Christmas Day.

For more information on how to buy and sell shares of the Fund, call 1.855.857.2638 or visit www.kfafunds.com.

Share Trading Prices
The trading prices of the Fund’s shares listed on its Exchange may differ from the Fund’s daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors. The Exchange or a market data vendor will disseminate the approximate value of the portfolio underlying a share of the Fund every fifteen seconds. This approximate value should not be viewed as a “real-time” update of the NAV of the Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day. The Fund is not involved in, or responsible for, the calculation or dissemination of such values and make no warranty as to their accuracy.

Premium/Discount Information
Information showing the number of days the market price of the Fund’s shares was greater than the Fund’s NAV per share (i.e., at a premium) and the number of days it was less than the Fund’s NAV per share (i.e., at a discount) for various time periods is available by visiting the Fund’s website at www.kfafunds.com. The premium and discount information contained on the website will represent past performance and cannot be used to predict future results.

Portfolio Holdings Information
A description of the Fund’s policies and procedures with respect to the disclosure of Fund portfolio securities is available in the Fund’s Statement of Additional Information (“SAI”). The holdings of the Fund can be found on the Fund’s website at www.kfafunds.com.

Active Investors and Market Timing
The Trust’s Board of Trustees has determined not to adopt policies and procedures designed to prevent or monitor for frequent purchases and redemptions of the Fund’s shares because the Fund sells and redeems its shares at NAV only in Creation Units pursuant to the terms of an Authorized Participant Agreement between the Authorized Participant and the Distributor, and such direct trading between the Fund and Authorized Participants is critical to ensuring that the Fund’s shares trade at or close to NAV. Further, the vast majority of trading in Fund shares occurs on the secondary market, which does not involve the Fund directly and therefore does not cause the Fund to experience many of the harmful effects of market timing, such as dilution and disruption of portfolio management. In addition, the Fund imposes a transaction fee on Creation Unit transactions, which is designed to offset transfer and other transaction costs incurred by the Fund in connection with the issuance and redemption of Creation Units and may employ fair valuation pricing to minimize potential dilution from market timing. The Fund reserves the right to reject any purchase order at any time and reserves the right to impose restrictions on disruptive, excessive, or short-term trading.

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Investments by Registered Investment Companies
Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including shares of the Fund. Provided, generally, that the Fund’s investments comply with Section 12(d)(1)(A), registered investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions, including that such investment companies enter into an agreement with the Fund.

Continuous Offering
The method by which Creation Units of Fund shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of shares are issued and sold by the Fund on an ongoing basis, a “distribution,” as such term is used in the Securities Act, may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent shares and sells the shares directly to customers or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions) and thus dealing with the shares that are part of an overallotment within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

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Dealers effecting transactions in the Fund’s shares, whether or not participating in this distribution, are generally required to deliver a Prospectus. This is in addition to any obligation of dealers to deliver a Prospectus when acting as underwriters.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), Krane, the Fund sub-adviser or an affiliate may pay the intermediary for marketing activities or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Distribution Plan
The Fund has adopted a Distribution Plan (the “Plan”) that allows the Fund to pay distribution fees to the Distributor and other firms that provide distribution services (“Service Providers”). Under the Plan, if a Service Provider provides distribution services, the Fund would pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act. The Distributor would, in turn, pay the Service Provider out of its fees. The Board of Trustees currently has determined not to implement any 12b-1 fees pursuant to the Plan. 12b-1 fees may only be imposed after approval by the Board of Trustees. Because any distribution fees would be paid out of the Fund’s assets on an on-going basis, if payments are made in the future, the distribution fees would increase the cost of your investment and may cost you more than paying other types of sales charges.

Householding Policy
To reduce expenses, we mail only one copy of the prospectus or summary prospectus, each annual and semi-annual report, and any proxy statements to each address shared by two or more accounts with the same last name or that the Trust reasonably believes are members of the same family. If you wish to receive individual copies of these documents, please call the Trust at 1.855.857.2638 between the hours of 8:30 a.m. and 6:00 p.m. Eastern Time on days the Fund is open for business or contact your financial institution. We will begin sending you individual copies thirty days after receiving your request. Investors who hold their shares through an intermediary are subject to the intermediary’s policies. Contact your financial intermediary for any questions you may have.

Dividends and Distributions
The Fund pays out dividends to shareholders at least monthly. The Fund distributes its net capital gains, if any, to shareholders annually. The Fund may make distributions on a more frequent basis. The Fund reserves the right to declare special distributions, including if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a regulated investment company under Subchapter M of the Code, to avoid imposition of income or excise taxes on undistributed income.

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Additional Tax Information

The following is a summary of some important tax issues that affect the Fund and its shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Fund, or the tax consequences of an investment in the Fund. More information about taxes is located in the SAI. You are urged to consult your tax adviser regarding specific questions as to federal, state and local income taxes.

Tax Status of the Fund
The Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies. As long as the Fund qualifies for treatment as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

Tax Status of Distributions
The Fund will, at least annually, distribute substantially all of its net investment taxable income and net capital gains income.

The income dividends you receive from the Fund (which include the Fund’s short-term capital gains) will be taxed as either ordinary income or qualified dividend income. For non-corporate shareholders, dividends that are reported as qualified dividend income are generally taxable at reduced maximum tax rates to the extent that the Fund receives qualified dividend income and subject to certain limitations and holding period requirements.

Distributions of the Fund’s short-term capital gains are generally taxable as ordinary income. Any distributions of net capital gain (the excess of the Fund’s net long-term capital gains over its net short-term capital losses) are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are taxable at reduced maximum tax rates.

If the Fund makes distributions to a shareholder in excess of the Fund’s current and accumulated earnings and profits in any taxable year, the excess distribution will be treated as a return of capital to the extent of the shareholder’s tax basis in its shares, and thereafter as capital gain. A return of capital is not taxable, but reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares.

The Fund may invest in complex securities. These investments may be subject to numerous special and complex rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund’s ability to recognize losses. In turn, these rules may affect the amount, timing or character of distributions you receive from the Fund.

Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares. Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that is attributable to dividends received by the Fund from U.S. corporations, subject to certain limitations.

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Distributions paid in January but declared by the Fund in October, November or December of the previous year may be taxable to you in the previous year. Your broker will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gains distributions shortly after the close of each calendar year.

If you lend your Fund shares pursuant to securities lending arrangements, you may lose the ability to treat the Fund’s dividends (paid while the shares are held by the borrower) as qualified dividend income. Consult your financial intermediary or tax adviser.

Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these withholding taxes is recoverable, the non-recovered portion will reduce the income received from the securities in the Fund.

If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on income received with respect to the shares (including Fund dividends and distributions, and any gain on the sale of shares), until you begin receiving payments from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

Tax Status of Share Transactions
Any capital gain or loss upon a sale of the Fund’s shares is generally treated as a long-term gain or loss if the shares have been held for more than one year and as a short-term gain or loss if held for one year or less. Any capital loss on the sale of the Fund’s shares held for six months or less is treated as a long-term capital loss to the extent that any capital gain distributions were paid with respect to such shares.

Medicare Contribution Tax
U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% Medicare contribution tax on all or a portion of their “net investment income,” including interest, dividends, and certain capital gains (including capital gains realized on the sale or exchange of shares of the Fund). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

Back-Up Withholding
The Fund will be required in certain cases to withhold at applicable withholding rates (currently 24%) and remit to the U.S. Treasury the amount withheld on amounts payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) is subject to back-up withholding by the Internal Revenue Service (“IRS”) for failure to properly report payments of interest or dividends, (3) has failed to certify to the Fund that such shareholder is not subject to back-up withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

Non-U.S. Investors
If you are not a citizen or permanent resident of the United States or if you are a non-U.S. entity, the Fund’s ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies, provided that withholding tax will generally not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of long-term capital gains or upon the sale or other disposition of shares of the Fund. The withholding tax also will not apply to any interest-related dividends and short-term capital gain dividends reported by the Fund. You also may potentially be subject to U.S. federal estate taxes.

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A 30% withholding tax will generally be imposed on dividends paid by the Fund and to (i) foreign financial institutions including non-U.S. investment funds unless they agree to collect and disclose to the IRS, or the tax authorities in their home jurisdictions, information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an intergovernmental agreement between the United States and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of such agreement.

State Tax Considerations
In addition to federal taxes, distributions by the Fund and ownership of the Fund’s shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in the Fund’s shares.

Taxes on Creations and Redemptions of Creation Units
A person who purchases a Creation Unit by exchanging securities in-kind generally will recognize a gain or loss equal to the difference between (i) the sum of the market value of the Creation Units at the time of the exchange and any net amount of cash received by the Authorized Participant in the exchange and (ii) the sum of the purchaser’s aggregate basis in the securities surrendered and any net amount of cash paid for the Creation Units. A person who redeems Creation Units and receives securities in-kind from the Fund will generally recognize a gain or loss equal to the difference between the redeemer’s basis in the Creation Units, and the aggregate market value of the securities received and any net cash received. The IRS, however, may assert that a loss realized upon an in-kind exchange of securities for Creation Units or an exchange of Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons effecting in-kind creations or redemptions should consult their own tax adviser with respect to these matters.

The Fund has the right to reject an order for Creation Units if the purchaser (or a group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Fund and if, pursuant to section 351 of the Code, the Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. The Fund also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determinations.

Index Provider Information and Disclaimers

FastINDX is not affiliated with the Trust, Krane, the Trust’s administrator, custodian, transfer agent or Distributor, or any of their respective affiliates. “FastINDX” is a trademark of the Fuzzy Logix, Inc. Krane has entered into a license agreement with FastINDX to use the relevant Underlying Index and FastINDX marks, and sublicenses such rights to the relevant Fund at no charge. Krane uses the marks for the purpose of promoting and marketing the Fund.

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The Fund is neither sponsored nor promoted, distributed or in any other manner supported by FastINDX. The Underlying Index is compiled and calculated by FastINDX. Although FastINDX shall obtain information for inclusion in or for use in the calculation of certain index(es) from sources that FastINDX considers reliable, FastINDX does not warrant or guarantee the originality, accuracy and/or the completeness of any FastINDX index or any data included therein.

FastINDX will apply all necessary means to ensure the accuracy of the Underlying Index. However, FastINDX shall not be liable (whether in negligence or otherwise) to any person for any error in the Underlying Index and FastINDX shall be under no obligation to advise any person of any error therein.

All copyrights in the Underlying Index values and constituent lists vest in FastINDX. Neither the publication of the Underlying Index by FastINDX nor the granting of a license of rights relating to the Underlying Index or to the Index Trademark for the utilization in connection with the Fund, represents a recommendation by FastINDX for a capital investment or contains in any manner a warranty or opinion by FastINDX with respect to the attractiveness of an investment in the Fund.

More information about the Index Provider is located in the SAI.

Additional Disclaimers

Krane and Trust Disclaimer
Neither Krane nor the Trust guarantees the accuracy or the completeness of the Underlying Index or any data included therein and neither shall have any liability for any errors, omissions or interruptions therein. Krane and the Fund further make no representation or warranty, express or implied, to the owners of shares of the Fund or any members of the public as to results to be obtained by the Fund from the use of the Underlying Index, as to any data included therein, or as to the advisability of investing in securities generally or in the Fund particularly. Krane expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or Fund. Without limiting any of the foregoing, in no event shall Krane have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

Value Line Publishing LLC and Value Line, Inc. Disclaimer

Value Line®, the Value Line® Logo, Timeliness™ and Safety™ are trademarks or registered trademarks of Value Line, Inc. and/or its affiliates in the United States and other countries. Used by permission.

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This Fund is not sponsored, endorsed, sold or promoted by Value Line Publishing LLC (“VLP”), Value Line, Inc. (“VLI”) or any of their affiliates (collectively, “VL”). VL makes no representation or warranty, express or implied, to the owners and advisors of the KFA VALUE LINE® DYNAMIC CORE EQUITY INDEX ETF or any member of the public regarding the advisability of investing in securities generally or in the KFA VALUE LINE® DYNAMIC CORE EQUITY INDEX ETF particularly. VL’s only relationship to Krane Funds Advisors LLC and Lee Capital Management LP (“Licensees”) in connection with this KFA VALUE LINE® DYNAMIC CORE EQUITY INDEX ETF is Licensees right to license certain VL service marks and trade names and to use authorized advisory and sub-advisory service providers that license the Value Line® Safety™ Ranking System and the Value Line® Timeliness™ Ranking System (the “Ranks”), which are composed by VL without regard to Licensees, this KFA VALUE LINE® DYNAMIC CORE EQUITY INDEX ETF or any investor. VL has no obligation to take the needs of Licensees or any investor in the KFA VALUE LINE® DYNAMIC CORE EQUITY INDEX ETF into consideration in composing the Ranks. The KFA VALUE LINE® DYNAMIC CORE EQUITY INDEX ETF results may differ from the hypothetical or published results of the Ranks. VL is not responsible for and has not participated in the determination of the prices and composition of the KFA VALUE LINE® DYNAMIC CORE EQUITY INDEX ETF or the timing of the issuance for sale of the KFA VALUE LINE® DYNAMIC CORE EQUITY INDEX ETF or in the calculation of the equations by which the KFA VALUE LINE® DYNAMIC CORE EQUITY INDEX ETF is to be converted into cash. VL MAKES NO WARRANTY AND EXPRESSLY DISCLAIMS ALL WARRANTIES CONCERNING THE RANKS, EXPRESS OR IMPLIED, INCLUDING, BUT NOT LIMITED TO, ANY IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR ANY IMPLIED WARRANTIES ARISING FROM USAGE OF TRADE, COURSE OF DEALING OR COURSE OF PERFORMANCE, AND VL MAKES NO WARRANTY AS TO THE POTENTIAL PROFITS OR ANY OTHER BENEFITS THAT MAY BE ACHIEVED BY USING THE RANKS OR ANY INFORMATION OR MATERIALS GENERATED THEREFROM. VL DOES NOT WARRANT THAT THE RANKS WILL MEET ANY REQUIREMENTS OR THAT IT WILL BE ACCURATE OR ERROR-FREE. VL ALSO DOES NOT GUARANTEE ANY USES, INFORMATION, DATA OR OTHER RESULTS GENERATED FROM THE RANKS. VLP HAS NO OBLIGATION OR LIABILITY (I) IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THIS KFA VALUE LINE® DYNAMIC CORE EQUITY INDEX ETF; OR (II) FOR ANY LOSS, DAMAGE, COST OR EXPENSE SUFFERED OR INCURRED BY ANY INVESTOR OR OTHER PERSON OR ENTITY IN CONNECTION WITH THIS KFA VALUE LINE® DYNAMIC CORE EQUITY INDEX ETF, AND IN NO EVENT SHALL VL BE LIABLE FOR ANY LOST PROFITS OR OTHER CONSEQUENTIAL, SPECIAL, PUNITIVE, INCIDENTAL, INDIRECT OR EXEMPLARY DAMAGES IN CONNECTION WITH THIS KFA VALUE LINE® DYNAMIC CORE EQUITY INDEX ETF, EVEN IF IT HAS BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY OR OTHERWISE. THE LICENSING AGREEMENT TO WHICH KRANE FUNDS ADVISORS, LLC AND LEE CAPITAL MANAGEMENT LP ARE PARTIES (COLLECTIVELY THE “LICENSEES”) IS SOLELY FOR THEIR BENEFIT AND THE BENEFIT OF VL AND EAM, AND NOT FOR THE BENEFIT OF ANY OTHER OWNERS OF THE KFA VALUE LINE® DYNAMIC CORE EQUITY INDEX ETF OR ANY OTHER THIRD PARTIES.”

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NYSE Arca, Inc. Disclaimer

Shares of the Fund are not sponsored, endorsed or promoted by NYSE Arca, Inc. (“NYSE Arca”). NYSE Arca makes no representation or warranty, express or implied, to the owners of the shares of the Fund or any member of the public regarding the ability of the Fund to track the total return performance of the Underlying Index or the ability of the Underlying Index to track stock market performance. NYSE Arca is not responsible for, nor has it participated in, the determination of the compilation or the calculation of the Underlying Index, nor in the determination of the timing of, prices of, or quantities of shares of the Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. NYSE Arca has no obligation or liability to owners of the shares of the Fund in connection with the administration, marketing or trading of the shares of the Fund.

NYSE Arca does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein. NYSE Arca makes no warranty, express or implied, as to results to be obtained by the Trust on behalf of the Fund as licensee, licensee’s customers and counterparties, owners of the shares of the Fund, or any other person or entity from the use of the subject index or any data included therein in connection with the rights licensed as described herein or for any other use. NYSE Arca makes no express or implied warranties and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall NYSE Arca have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

36

Financial Highlights

No financial highlights are available for the Fund because the Fund has not commenced operations prior to the end of the prior fiscal year.

37

Additional Information

Additional and more detailed information about the Fund is included in the SAI dated November 19, 2020. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its website (“http://www.sec.gov”) that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

You may obtain a copy of the SAI or the Annual or Semi-Annual Reports or make inquiries, without charge by calling 1.855.857.2638, visiting www.kfafunds.com, or writing the Trust at 280 Park Avenue, 32nd Floor, New York, NY 10017. Additional information about the Fund’s investments will be available in the Annual and Semi-Annual Reports. Also, in the Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

No one has been authorized to give any information or to make any representations not contained in this Prospectus or in the Fund’s SAI in connection with the offering of Fund shares. Do not rely on any such information or representations as having been authorized by the Fund, Krane or the sub-adviser, as applicable. This Prospectus does not constitute an offering by the Fund in any jurisdiction where such an offering is not lawful.

The Trust enters into contractual arrangements with various parties, including among others, the Fund's investment adviser, sub-adviser(s) (if applicable), distributor, custodian, and transfer agent who provide services to the Fund. Shareholders are not parties to any such contractual arrangements or intended beneficiaries of those contractual arrangements, and those contractual arrangements are not intended to create in any shareholder any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This prospectus provides information concerning the Fund that you should consider in determining whether to purchase Fund shares. Neither this prospectus nor the SAI is intended, or should be read, to be or give rise to an agreement or contract between the Trust, the Trustees, or the Fund and any investor, or to give rise to any rights in any shareholder or other person other than any rights under federal or state law that may not be waived.

The Trust’s Investment Company Act file number is 811-22698.

38

KraneShares Trust

STATEMENT OF ADDITIONAL INFORMATION
November 19, 2020

KFA Value Line
®
Dynamic Core Equity Index ETF - (KVLE)

Shares of the Fund are traded on the NYSE Arca, Inc.

This Statement of Additional Information (“SAI”) relates to the above listed fund (the “Fund”), a series of the KraneShares Trust (the “Trust”). This SAI is not a prospectus and should be read in conjunction with the current prospectus for the Fund, dated November 19, 2020, as it may be revised from time to time (the “Prospectus”). Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. The audited financial statements with respect to the Fund for the most recent fiscal year will be incorporated in this SAI by reference to the Fund’s first Annual Report to Shareholders. A copy of the Prospectus, this SAI, and/or the most recent annual and semi-annual reports to shareholders may be obtained, without charge, by calling 1.855.857.2638, visiting www.kfafunds.com, or writing to the Trust at 280 Park Avenue, 32nd Floor, New York, NY 10017.

1

GENERAL DESCRIPTION OF THE TRUST AND THE FUND

The Trust was organized as a Delaware statutory trust on February 3, 2012 and is permitted to offer multiple, separate series (
i.e.
, funds). As of the date of this SAI, the Trust offers 24 separate funds, including the Fund and other funds not offered in this SAI. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and the Fund is a non-diversified series of the Trust. The offering of the Trust’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). All payments received by the Trust for shares of any fund belong to that fund. Each fund will have its own assets and liabilities. Shares of the Fund will only be issued against full payment, as further described in the Prospectus and this Statement of Additional Information.

Krane Funds Advisors, LLC (“Krane” or the “Adviser”) serves as the investment adviser to the Fund and is responsible for continuously reviewing, supervising and administering the Fund’s investment program. Lee Capital Management, LP or (“Lee Capital Management” or “Subadviser”) provides non-discretionary sub-advisory services to the Fund, which includes research and portfolio modeling services related to the Fund’s investments and the monitoring of such investments. SEI Investments Distribution Co. serves as the distributor (the “Distributor”) of the shares of the Fund.

Shares of the Fund are listed on NYSE Arca, Inc. (“NYSE”). The Exchange is a national securities exchange and shares of the Fund will trade throughout the day on the Exchange and other secondary markets at market prices that may be below, at or above their net asset value (“NAV”) per share. As in the case of other publicly traded securities, brokers’ commissions on transactions in the Fund’s shares will be based on negotiated commission rates and subject to bid/ask spreads.

INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS

General
The Fund’s principal investment strategies and risks are discussed in its Prospectus. The investment techniques discussed below and in the prospectus may, consistent with the Fund’s investment objectives and investment limitations, be used by the Fund. The Fund is free to reduce or eliminate its activity with respect to any of the investment techniques discussed below without changing its fundamental investment policies and without prior notice to shareholders. There is no assurance that the Fund’s strategies or any other strategies and methods of investment available to the Fund will result in the achievement of the Fund’s objective.

Representative Sampling and Index Replication
“Representative sampling” is a strategy that involves investing in a representative sample of securities that collectively have an investment profile similar to the Underlying Index. Such securities are expected to have, in the aggregate, characteristics similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index when using a representative sampling indexing strategy. Holding all of the securities in approximately the same weights as they appear in the Underlying Index would be considered a replication strategy. In all cases, the Fund may sell securities that are represented in the Underlying Index in anticipation of their removal from the Underlying Index or purchase securities not represented in the Underlying Index in anticipation of their addition to the Underlying Index. There also may be instances in which the Fund is underweight or overweight a security in the Underlying Index and the Fund may choose to sell, or not buy, a component of its Underlying Index to the extent it would not be legally permissible for the Fund to hold such securities, in anticipation of liquidity needs, to prevent adverse tax consequences and/or events or as otherwise may be necessary to comply with applicable laws or regulations, the Fund’s investment policies and restrictions or the rules promulgated by the Fund’s listing exchange.

Cash and Cash Equivalents
The Fund may hold cash or cash equivalents. Generally, such positions offer less potential for gain than other investments. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising. If the Fund holds cash uninvested it will be subject to the credit risk of the depositing institution holding the cash.

2

Debt Securities
The Fund may invest in debt securities. A debt security is a security consisting of a certificate or other evidence of a debt (secured or unsecured) on which the issuer promises to pay the holder thereof a fixed, variable, or floating rate of interest for a specified length of time, and to repay the debt on the specified maturity date. Some debt securities, such as zero coupon bonds, do not make regular interest payments but are issued at a discount to their principal or maturity value. Debt securities include a variety of fixed income obligations, including, but not limited to, corporate bonds, government securities, municipal securities, convertible securities, mortgage-backed securities, and asset-backed securities. Debt securities include investment-grade securities, non-investment-grade securities, and unrated securities. Debt securities are subject to a variety of risks, such as interest rate risk, income risk, call/prepayment risk, inflation risk, credit risk, and (in the case of foreign securities) country risk and currency risk.

The market value of the debt securities in which the Fund invests will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding debt securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect the Fund's NAV. Additional information regarding debt securities is described below.

Credit Ratings.
Credit risk is the risk that a borrower or issuer of a debt will be unable or unwilling to repay its obligations under the debt. Certain debt securities may be rated by a credit rating agency. Changes by such agencies in the rating of any debt security and in the ability of an issuer to make payments of interest and principal, or the perception thereof, may affect the value of these investments.

U.S. Credit Ratings.
The rating criteria and methodology used by U.S. rating agencies may not be fully transparent and such ratings may not accurately reflect the risk of investing in such instruments.

Duration.
Duration is a measure of the expected change in value of a debt security for a given change in interest rates. For example, if interest rates changed by one percent, the value of a security having an effective duration of two years generally would vary by two percent. Duration takes the length of the time intervals between the present time and time that the interest and principal payments are scheduled, or in the case of a callable bond, expected to be received, and weighs them by the present values of the cash to be received at each future point in time.

Pay-In-Kind and Step-Up Coupon Securities.
A pay-in-kind security pays no interest in cash to its holder during its life. Similarly, a step-up coupon security is a debt security that may not pay interest for a specified period of time and then, after the initial period, may pay interest at a series of different rates. Accordingly, pay-in kind and step-up coupon securities will be subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities that make current, periodic distribution of interest in cash.

Perpetual Bonds.
Perpetual bonds offer a fixed return with no maturity date. Because they never mature, perpetual bonds can be more volatile than other types of bonds that have a maturity date and may be more sensitive to changes in interest rates. If market interest rates rise significantly, the interest rate paid by a perpetual bond may be much lower than the prevailing interest rate. Perpetual bonds are also subject to credit risk with respect to the issuer. In addition, because perpetual bonds may be callable after a set period of time, there is the risk that the issuer may recall the bond.

Variable and Floating Rate Securities.
Variable and floating rate instruments involve certain obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period, and may have a set floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

Corporate Debt Securities.
The Fund may invest in corporate debt securities. The selection of such securities will generally not be dependent on independent credit analysis or fundamental analysis performed by Krane or a Fund’s sub-adviser, if applicable. The Fund may invest in all grades of corporate debt securities including below investment grade as discussed below. See Appendix B for a description of corporate bond ratings. The Fund may also invest in unrated securities.

3

Corporate debt securities are typically fixed-income securities issued by businesses to finance their operations, but may also include bank loans to companies. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities. The primary differences between the different types of corporate debt securities are their maturities and secured or un-secured status. Commercial paper has the shortest term and is usually unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment-grade, below investment-grade or unrated and may carry variable or floating rates of interest.

Because of the wide range of types, and maturities, of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles. For example, commercial paper issued by a large established domestic corporation that is rated investment-grade may have a modest return on principal, but is intended to carry relatively limited risk. On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.

Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security does not pay interest or principal when it is due. The credit risk of a particular issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms.

High Yield Securities.
High yield securities are commonly referred to as “junk bonds.” Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater credit risk and potential price volatility and may be less liquid than higher-rated securities. The Fund may have difficulty selling certain junk bonds because they may have a thin trading market. The lack of a liquid secondary market may have an adverse effect on the market price and the Fund’s ability to dispose of particular issues, including to honor redemptions, and may also make it more difficult for the Fund to obtain accurate market quotations in valuing these assets. High yield securities are regarded as inherently speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions and changes than higher-rated securities. Issuers of securities in default may fail to resume principal or interest payments, in which case the Fund may lose its entire investment.

Companies that issue high yield bonds are often highly leveraged and may not have more traditional methods of financing available to them. During an economic downturn or recession, highly leveraged issuers of high-yield securities may experience financial stress, and may not have sufficient revenues to meet their interest payment obligations. Economic downturns tend to disrupt the market for high yield bonds, lowering their values and increasing their price volatility. The risk of issuer default is higher with respect to high yield bonds because such issues may be subordinated to other creditors of the issuer and because they may be issued by less financially stable entities.

The credit rating of a high yield bond does not necessarily address its market value risk, and ratings may from time to time change to reflect developments regarding the issuer’s financial condition. The lower the rating of a high yield bond, the more speculative its characteristics.

Unrated debt securities may face the same or more severe risks than high yield securities.

4

U.S. Dollar-Denominated Foreign Debt Securities.
Foreign debt securities denominated in U.S. dollars may behave very differently from debt securities issued in local currencies, and there may be little to no correlation between the performance of the two. For example, changes to currency exchange rates may impact issuers of foreign debt securities denominated in U.S. dollars differently than issuers of debt securities issued in local currencies. Currency exchange rates can be very volatile and can change quickly and unpredictably, which may adversely affect the Fund. In addition, if the U.S. dollar increases in value against the local currency of a U.S. dollar-denominated debt issue, the issuer may be subject to a greater risk of default on their obligations (
i.e.
, are unable to make scheduled interest or principal payments to investors).

Commercial Paper.
The Fund may invest in commercial paper of U.S. or foreign issuers. U.S. commercial paper generally consists of unsecured short-term promissory notes with a fixed maturity of no more than 270 days issued by corporations, generally to finance short-term business needs. Chinese commercial paper that may be purchased by a Fund generally will have no more than one year of remaining maturity. The Fund may purchase commercial paper of any rating or that is unrated. Commercial paper issues in which a Fund may invest include securities issued by corporations without registration under the Securities Act in reliance on the exemption from such registration afforded by Section 3(a)(3) thereof, and commercial paper issued in reliance on the so-called “private placement” exemption from registration, which is afforded by Section 4(2) of the Securities Act (“Section 4(2) paper”). Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, which may provide some liquidity.

Sovereign and Quasi-Sovereign Debt Obligations.
The Fund may invest in sovereign and quasi-sovereign debt obligations. Sovereign debt obligations are issued or guaranteed by a foreign government or one of its agencies, authorities, instrumentalities, political subdivisions or by a supra-national organization. Investments in sovereign and quasi-sovereign debt obligations involve special risks not present in corporate debt obligations. The issuer of the sovereign or quasi-sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and a Fund may have limited recourse in the event of a default. Quasi-sovereign debt typically is not guaranteed by a sovereign entity. During periods of economic uncertainty, the market prices of sovereign and quasi-sovereign debt, and a Fund's net asset value, may be more volatile than prices of U.S. debt obligations. In the past, certain non-U.S. markets have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debts.

A sovereign or quasi-sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, politics, the sovereign debtor's policy toward principal international lenders and local political constraints. Sovereign and quasi-sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The failure of a sovereign or quasi-sovereign debtor to implement economic reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of third-party commitments to lend funds to the sovereign or quasi- sovereign debtor, which may further impair such debtor's ability or willingness to service its debts.

Debt Securities Issued by the World Bank for Reconstruction and Development (“World Bank”).
The Fund may invest in debt securities issued by the World Bank. Debt securities issued by the World Bank may include high quality global bonds backed by member governments, including the United States, Japan, Germany, France and the United Kingdom, as well as in bonds in “non-core” currencies, including emerging markets and European accession countries, structured notes, and discount notes represented by certificates, in bearer form only, or in un-certified form (Book Entry Discount Notes) with maturities of 360 days or less at a discount, and in the case of Discount Notes, in certified form only and on an interest bearing basis in the U.S. and Eurodollar markets.

U.S. Government Securities
. The Fund may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as Fannie Mae, Freddie Mac, the government National Mortgage Association (“Ginnie Mae”), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation.

5

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by federal agencies, such as those securities issued by Fannie Mae, are not guaranteed by the U.S. government. No assurance can be given that the U.S. government will provide financial support to such issuers since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

Since 2008, Fannie Mae and Freddie Mac have been in conservatorship and have received significant capital support through U.S. Treasury preferred stock purchases, as well as U.S. Treasury and Federal Reserve purchases of their mortgage-backed securities. The Federal Housing Finance Agency (“FHFA”) and the U.S. Treasury (through its agreement to purchase Fannie Mae and Freddie Mac preferred stock) have imposed strict limits on the size of their mortgage portfolios. The mortgage-backed security purchase programs ended in 2010. An FHFA stress test suggested that in a “severely adverse scenario” significant additional Treasury support might be required. No assurance can be given that Fannie Mae and Freddie Mac will remain successful in meeting their obligations with respect to the debt and mortgage-backed securities that they issue.

In addition, the problems faced by Fannie Mae and Freddie Mac, resulting in their being placed into federal conservatorship and receiving significant U.S. government support, have sparked serious debate among federal policy makers regarding the continued role of the U.S. government in providing liquidity for mortgage loans. In December 2011, Congress enacted the Temporary Payroll Tax Cut Continuation Act of 2011 which, among other provisions, requires that Fannie Mae and Freddie Mac increase their single-family guaranty fees by at least 10 basis points and remit this increase to Treasury with respect to all loans acquired by Fannie Mae or Freddie Mac on or after April 1, 2012 and before January 1, 2022. Nevertheless, discussions among policymakers have continued as to whether Fannie Mae and Freddie Mac should be nationalized, privatized, restructured, or eliminated altogether. Fannie Mae has reported that there is “significant uncertainty regarding the future of our company, including how long the company will continue to exist in its current form, the extent of our role in the market, how long we will be in conservatorship, what form we will have and what ownership interest, if any, our current common and preferred stockholders will hold in us after the conservatorship is terminated, and whether we will continue to exist following conservatorship.” Freddie Mac faces similar uncertainty about its future role. Fannie Mae and Freddie Mac also are the subject of several continuing legal actions and investigations related to certain accounting, disclosure, or corporate governance matters, which (along with any resulting financial restatements) may continue to have an adverse effect on the guaranteeing entities. Congress is currently considering several pieces of legislation that would reform U.S. government sponsored enterprises, proposing to address their structure, mission, portfolio limits, and guarantee fees, among other issues.

U.S. Treasury Obligations.
U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities (“STRIPS”) and Treasury Receipts (“TRs”).

Receipts.
Interests in separately traded interest and principal component parts of U.S. government obligations that are issued by banks or brokerage firms and are created by depositing U.S. government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities.

6

U.S. Government Zero Coupon Securities.
STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are typically sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

U.S. Government Agencies.
Some obligations issued or guaranteed by agencies of the U.S. government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the U.S. Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a Fund’s shares.

Foreign Securities
The Fund may invest in non-U.S. securities and instruments, or in instruments that provide exposure to such securities and instruments. These instruments may include debt or equity securities. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about non-U.S. issuers. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks (including restrictions on the transfers of securities). With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries.

Non-U.S. markets may not be as developed or efficient as, and may be more volatile than, those in the U.S. While the volume of shares traded on non-U.S. markets generally have been growing, such markets usually have substantially less volume than U.S. markets. Therefore, a Fund’s investments in non-U.S. securities may be less liquid and subject to more rapid and erratic price movements than comparable securities trading in the U.S. For example, non-U.S. equity securities may trade at price/earnings multiples higher than comparable U.S. securities and such levels may not be sustainable. There may be less government supervision and regulation of foreign stock exchanges, brokers, banks and listed companies abroad than in the U.S. Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences may include delays beyond periods customary in the U.S. and practices, such as delivery of securities prior to receipt of payment, that increase the likelihood of a failed settlement, which can result in losses to a Fund. Foreign exchanges may be open on days when a Fund does not price its shares, thus, the value of the securities in a Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, Fund shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in a Fund more volatile and potentially less liquid than other types of investments. In addition, a Fund may change its creation or redemption procedures without notice in connection with restrictions on the transfer of securities. For more information on creation and redemption procedures, see “Creation and Redemption of Creation Units” herein.

Foreign brokerage commissions, custodial expenses and other fees are also generally higher than for securities traded in the U.S. This may cause a Fund to incur higher portfolio transaction costs than domestic funds. Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing a security, even one denominated in U.S. dollars. Dividend and interest payments may be repatriated based on the exchange rate at the time of disbursement, but restrictions on capital flows may be imposed.

7

Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to government intervention and the imposition of “capital controls.” Countries use these controls to restrict volatile movements of capital entering (inflows) and exiting (outflows) their country to respond to certain economic conditions. Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as a Fund). Capital controls may impact the ability of a Fund to create and redeem Creation Units, adversely affect the trading market for shares of a Fund, and cause shares of a Fund to trade at prices materially different from NAV. There can be no assurance that a country in which a Fund invests will not impose a form of capital control to the possible detriment of a Fund and its shareholders. A Fund may also be subject to delays in converting or transferring U.S. dollars to foreign currencies for the purpose of purchasing foreign securities. This may hinder a Fund’s performance, since any delay could result in a Fund missing an investment opportunity and purchasing securities at a higher price than originally intended, or incurring cash drag.

Investing in foreign companies may involve risks not typically associated with investing in companies domiciled in the United States. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be very volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial fees, generally are higher than for U.S. investments. Investing in companies located abroad also carries political and economic risks distinct from those associated with investing in the United States. Foreign investment may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of seizure, expropriation or nationalization of assets, including foreign deposits, confiscatory taxation, restrictions on U.S. investment, or on the ability to repatriate assets or to convert currency into U.S. dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.

Geographic Focus.
Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds. To the extent a Fund focuses on a specific region, it will be more exposed to that region’s economic cycles, currency exchange rates, stock market valuations and political risks, among others, compared with a more geographically diversified fund. The economies and financial markets of certain regions, such as Asia, can be interdependent and may be adversely affected by the same events. Set forth below for certain markets in which a Fund may invest are brief descriptions of some of the conditions and risks in each such market.

Investments in Emerging Markets Securities.
The Fund may invest in markets that are considered to be “emerging.” Investing in securities listed and traded in emerging markets may be subject to additional risks associated with emerging market economies. Such risks may include: (i) greater market volatility, (ii) greater risk of asset seizures and capital controls, (iii) lower trading volume and liquidity, (iv) greater social, political and economic uncertainty, (v) governmental controls on foreign investments and limitations on repatriation of invested capital, (vi) lower disclosure, corporate governance, auditing and financial reporting standards, (vii) fewer protections of property rights, (viii) restrictions on the transfer of securities or currency, and (ix) settlement and trading practices that differ from U.S. markets. Emerging markets are generally less liquid and less efficient than developed securities markets.

Investments in Frontier Market Securities.
Frontier market countries generally have smaller economies and less developed capital markets or legal, regulatory and political systems than traditional emerging market countries. As a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Investments in Asia.
Investments in securities of issuers in Asian countries involve risks not typically associated with investments in securities of issuers in other regions. Such heightened risks include, among others, expropriation and/or nationalization of assets, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict and social instability as a result of religious, ethnic and/or socio-economic unrest. Certain Asian economies have experienced rapid rates of economic growth and industrialization in recent years, and there is no assurance that these rates of economic growth and industrialization will be maintained.

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Certain Asian countries have democracies with relatively short histories, which may increase the risk of political instability. These countries have faced political and military unrest, and further unrest could present a risk to their local economies and securities markets. Indonesia and the Philippines have each experienced violence and terrorism, which has negatively impacted their economies. North Korea and South Korea each have substantial military capabilities, and historical tensions between the two countries present the risk of war
; in the recent past, these tensions have escalated
. Any outbreak of hostilities between the two countries could have a severe adverse effect on the South Korean economy and securities market. Increased political and social unrest in these geographic areas could adversely affect the performance of investments in this region.

Certain governments in this region administer prices on several basic goods, including fuel and electricity, within their respective countries. Certain governments may exercise substantial influence over many aspects of the private sector in their respective countries and may own or control many companies. Future government actions could have a significant effect on the economic conditions in this region, which in turn could have a negative impact on private sector companies. There is also the possibility of diplomatic developments adversely affecting investments in the region.

Corruption and the perceived lack of a rule of law in dealings with international companies in certain Asian countries may discourage foreign investment and could negatively impact the long-term growth of certain economies in this region. In addition, certain countries in the region are experiencing high unemployment and corruption, and have fragile banking sectors. Their securities markets are not as developed as those of other countries and, therefore, are subject to additional risks such as trading halts.

Some economies in this region are dependent on a range of commodities, including oil, natural gas and coal. Accordingly, they are strongly affected by international commodity prices and particularly vulnerable to any weakening in global demand for these products. The market for securities in this region may also be directly influenced by the flow of international capital, and by the economic and market conditions of neighboring countries. Adverse economic conditions or developments in neighboring countries may increase investors' perception of the risk of investing in the region as a whole, which may adversely impact the market value of the securities issued by companies in the region.

Investments in Brazil
. Brazil has experienced economic instability resulting from, among other things, periods of very high inflation, persistent structural public sector deficits and significant devaluations of its currency, leading also to a high degree of price volatility in both the Brazilian equity and foreign currency markets. Brazilian companies may also be adversely affected by high interest and unemployment rates, fluctuations in commodity prices, significant public health concerns, and associated declines in tourism.

Investments in China.
The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. The economy of China, which has been in a state of transition from a planned economy to a more market oriented economy, differs from the economies of most developed countries in many respects, including the level of government involvement, its state of development, its growth rate, control of foreign exchange, and allocation of resources.

Although the majority of productive assets in China are still owned by the Chinese government at various levels, the Chinese government has implemented economic reform measures emphasizing utilization of market forces in the development of the economy of China and a high level of management autonomy. The economy of China has experienced significant growth in the past 20 years, but growth has been uneven both geographically and among various sectors of the economy. Economic growth has often been accompanied by periods of high inflation in China. The Chinese government has implemented various measures from time to time to control inflation and restrain the rate of economic growth.

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The Chinese government has carried out economic reforms to achieve decentralization and utilization of market forces to develop the economy of China. These reforms have resulted in significant economic growth and social progress. There can, however, be no assurance that the Chinese government will continue to pursue such economic policies or, if it does, that those policies will continue to be successful. Any such adjustment and modification of those economic policies may have an adverse impact on the securities market in China, the portfolio securities of a Fund or a Fund itself. Further, the Chinese government may from time to time adopt corrective measures to control the growth of the Chinese economy which may also have an adverse impact on the capital growth and performance of a Fund. Political changes, social instability and adverse diplomatic developments in China could result in the imposition of additional government restrictions including expropriation of assets, confiscatory taxes or nationalization of some or all of the property held by the underlying issuers of a Fund’s portfolio securities. As the Chinese economy develops, its growth may slow significantly and sometimes unexpectedly. The laws, regulations, including the investment regulations allowing foreigners to invest in Chinese securities, government policies and political and economic climate in China may change with little or no advance notice. Any such change could adversely affect market conditions and the performance of the Chinese economy and, thus, the value of securities in a Fund’s portfolio.

The Chinese government continues to be an active participant in many economic sectors through ownership positions and regulation. The allocation of resources in China is subject to a high level of government control. The Chinese government strictly regulates the payment of foreign currency denominated obligations and sets monetary policy. Through its policies, the government may provide preferential treatment to particular industries or companies. The policies set by the government could have a substantial effect on the Chinese economy and a Fund’s investments. The Chinese government strictly regulates the payment of foreign currency denominated obligations and sets monetary policy, and may introduce new laws and regulations that have an adverse effect on the Fund.

In addition, the Chinese economy is export-driven and highly reliant on trade. Recent developments in relations between the United States and China have heightened concerns of increased tariffs and restrictions on trade between the two countries. An increase in tariffs or trade restrictions, or even the threat of such developments, could lead to a significant reduction in international trade, which could have a negative impact on China's export industry and a commensurately negative impact on the Fund. A downturn in the economies of China’s primary trading partners could also slow or eliminate the growth of the Chinese economy and adversely impact a Fund’s investments.

The performance of the Chinese economy may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position. Adverse changes to the economic conditions of its primary trading partners, such as the United States, Japan and South Korea, would adversely impact the Chinese economy and the Fund’s investments. Moreover, the slowdown in other significant economies of the world, such as the United States, the European Union (“EU”) and certain Asian countries, may adversely affect economic growth in China. An economic downturn in China would likely adversely the Fund’s investments.

The regulatory and legal framework for capital markets in China may not be as well developed as those of developed countries. Chinese laws and regulations affecting securities markets are relatively new and evolving, and enforcement of these regulations involve significant uncertainties. No assurance can be given that changes in such laws and regulations, their interpretation or their enforcement will not have a material adverse effect on their business operations or on the Fund.

Although China has begun the process of privatizing certain sectors of its economy, privatized entities may lose money and/or be re-nationalized. Accordingly, an investment in the Fund involves a risk of total loss. In the Chinese securities markets, a small number of issuers may represent a large portion of the entire market. The Chinese securities markets are characterized by relatively frequent trading halts and low trading volume, resulting in substantially less liquidity and greater price volatility. These risks may be more pronounced for the A Share market than for Chinese equity securities markets generally because the A Share market is subject to greater government restrictions and control, including the risk of nationalization or expropriation of private assets which could result in a total loss of an investment in the Fund.

Repatriations of gains and income on PRC securities may require the approval of China’s State Administration of Foreign Exchange (“SAFE”) and principal invested pursuant to the PRC securities quota may be subject to repatriation restrictions, depending on the license used and the period from remittance of funds into China.

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Investments in Eastern Europe.
Many countries in Eastern Europe are in their infancy and are developing rapidly, but such countries may lack the social, political and economic stability of more developed countries. Emerging market countries in Europe will be significantly affected by the fiscal and monetary controls of the European Monetary Union. Changes in regulations on trade, decreasing imports or exports, changes in the exchange rate of the euro and recessions among European countries may have a significant adverse effect on the economies of other European countries including those of Eastern Europe. The markets in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments, including those relating to Russia. Additionally, the small size and inexperience of the securities markets in Eastern European countries and the limited volume of trading in securities in those markets may make the Fund’s investments in such countries illiquid or more volatile than investments in more developed countries.

Investments in Germany. Investment in German issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks specific to Germany. Recently, new concerns have emerged in relation to the economic health of the European Union. These concerns have led to downward pressure on the earnings of certain European issuers, including German financial services companies. Secessionist movements, such as the Catalan movement in Spain, may have an adverse effect on the German economy. The German economy is dependent to a significant extent on the economies of certain key trading partners, including the Netherlands, China, United States, United Kingdom, France, Italy and other European countries. Reduction in spending on German products and services, or changes in any of its key trading partners’ economies may have an adverse impact on the German economy. Recent developments in relations between the United States and its trading partners have heightened concerns of increased tariffs and restrictions on trade between the countries. An increase in tariffs or trade restrictions, or even the threat of such developments, could lead to a significant reduction in international trade, which could have a negative impact on Germany’s export industry and a commensurately negative impact on the Fund. In addition, heavy regulation of labor, energy and product markets in Germany may have an adverse impact on German issuers. Such regulations may negatively impact economic growth or cause prolonged periods of recession
.

Investments in Hong Kong.
The Fund may invest in securities listed and traded on the Hong Kong Stock Exchange. In addition to the risks of investing in non-U.S. securities, investing in securities listed and traded in Hong Kong involves special considerations not typically associated with investing in countries with more democratic governments or more established economies or securities markets. Such risks may include: (i) the risk of nationalization or expropriation of assets or confiscatory taxation; (ii) greater social, economic and political uncertainty (including the risk of war); (iii) dependency on exports and the corresponding importance of international trade; (iv) increasing competition from Asia’s other low-cost emerging economies; (v) currency exchange rate fluctuations and the lack of available currency hedging instruments; (vi) higher rates of inflation; (vii) controls on foreign investment and limitations on repatriation of invested capital and on the Fund’s ability to exchange local currencies for U.S. dollars; (viii) greater governmental involvement in and control over the economy; (ix) the risk that the Chinese government may decide not to continue to support the economic reform programs implemented since 1978 and could return to the prior, completely centrally planned, economy; (x) the fact that Chinese companies, particularly those located in China, may be smaller, less seasoned and newly organized; (xi) the differences in, or lack of, auditing and financial reporting standards which may result in unavailability of material information about issuers, particularly in China; (xii) the fact that statistical information regarding the economy of China may be inaccurate or not comparable to statistical information regarding the U.S. or other economies; (xiii) the less extensive, and still developing, regulation of the securities markets, business entities and commercial transactions; (xiv) the fact that the settlement period of securities transactions in foreign markets may be longer; (xv) the fact that the willingness and ability of the Chinese government to support the Chinese and Hong Kong economies and markets is uncertain; (xvi) the risk that it may be more difficult, or impossible, to obtain and/or enforce a judgment than in other countries; (xvii) the rapidity and erratic nature of growth, particularly in China, resulting in inefficiencies and dislocations; (xviii) the risk that, because of the degree of interconnectivity between the economies and financial markets of China and Hong Kong, any sizable reduction in the demand for goods from China, or an economic downturn in China, could negatively affect the economy and financial market of Hong Kong as well; and (xix) the risk that certain companies in the Fund’s underlying index may have dealings with countries subject to sanctions or embargoes imposed by the U.S. Government or identified as state sponsors of terrorism.

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Investments in Hong Kong are also subject to certain political risks. Following the establishment of the People’s Republic of China by the Communist Party in 1949, the Chinese government renounced various debt obligations incurred by China’s predecessor governments, which obligations remain in default, and expropriated assets without compensation. There can be no assurance that the Chinese government will not take similar action in the future. An investment in the Fund involves risk of a total loss. China has committed by treaty to preserve Hong Kong’s autonomy and its economic, political and social freedoms for 50 years from the July 1, 1997 transfer of sovereignty from Great Britain to China. However, if China would exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, or is followed by political or economic disruptions investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance. These and other factors could have a negative impact on the Fund’s performance.

Investments in India.
Foreign investment in the securities of issuers in India is usually restricted or controlled to some degree. Under normal circumstances, income, gains and initial capital with respect to such investments are freely repatriable, subject to payment of applicable Indian taxes. There can be no assurance that these investment control regimes will not change in a way that makes it more difficult or impossible for the Fund to implement its investment objective or repatriate its income, gains and initial capital from India.

The Indian government exercises significant influence over many aspects of the economy. Government actions, bureaucratic obstacles and inconsistent economic reform could have a significant effect on the economy and the Fund’s investments in India. There can be no assurance that the Indian government in the future, whether for purposes of managing its balance of payments or for other reasons, will not impose restrictions on foreign capital remittances abroad or otherwise modify the exchange control regime applicable to foreign institutional investors in such a way that may adversely affect the ability of the Fund to repatriate its income and capital.

Founders and their families control many Indian companies. Corporate governance standards of family-controlled companies may be weaker and less transparent, which increases the potential for loss and unequal treatment of investors. The securities market in India is substantially smaller, less liquid and significantly more volatile than the securities market in the U.S. Exchanges have also experienced problems such as temporary exchange closures, broker defaults, settlement delays and broker strikes that, if they occur again in the future, could affect the market prices and liquidity of the Indian securities in which the Fund invests. In addition, the governing bodies of the various Indian stock exchanges have from time to time imposed restrictions on trading in certain securities, limits on price movements and margin requirements. The relatively small market capitalizations of, and trading values on, the principal stock exchanges may cause the Fund’s investments in securities listed on these exchanges to be comparatively less liquid and subject to greater price volatility than comparable U.S. investments.

Religious, cultural and border disputes persist in India. The Indian government has confronted separatist movements in several Indian states. The longstanding dispute with Pakistan over the bordering Indian state of Jammu and Kashmir remains unresolved. If the Indian government is unable to control the violence and disruption associated with these tensions (including both domestic and external sources of terrorism), the results could destabilize the economy and, consequently, adversely affect the Fund’s investments. Both India and Pakistan have tested nuclear weapons, and the threat of deploying such weapons could hinder development of the Indian economy, and escalating tensions could impact the broader region, including China.

Investments in Indonesia.
Indonesia is subject to a considerable degree of economic, political and social instability. Indonesia has experienced currency devaluations, substantial rates of inflation, widespread corruption and economic recessions. Indonesia is considered an emerging market, and its securities laws are unsettled. Judicial enforcement of contracts with foreign entities is inconsistent and, as a result of pervasive corruption, subject to the risk that cases will not be judged impartially. Indonesia has a history of political and military unrest and has recently experienced acts of terrorism that have targeted foreigners. Such acts of terrorism have had a negative impact on tourism, an important sector of the Indonesian economy. Additionally, Indonesia has faced violent separatist movements on the islands of Sumatra and Timor, as well as outbreaks of violence amongst religious and ethnic groups. Although the Indonesian government has recently revised policies intended to coerce cultural assimilation of ethnic minorities, a history of discrimination, official persecution, and populist violence continues to heighten the risk of economic disruption in Indonesia due to ethnic tensions. In addition, the Indonesian economy is heavily dependent on trading relationships with certain key trading partners, including China, Japan, Singapore and the United States.

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Investment in Japan. The Japanese yen has shown volatility over the past two decades and such volatility could affect returns in the future. The yen may also be affected by currency volatility elsewhere in Asia. Depreciation of the yen, and any other currencies in which the Fund’s securities are denominated, will decrease the value of the Fund’s holdings.

Japan’s growth prospects appear to be dependent on its export capabilities. Japan’s neighbors, in particular China, have become increasingly important export markets. Despite a strengthening in the economic relationship between Japan and China, the countries’ political relationship has at times been strained in recent years. Should political tension increase, it could adversely affect the economy and destabilize the region as a whole. Japan also remains heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the economy. The natural disasters that have impacted Japan and the ongoing recovery efforts have had a negative effect on Japan’s economy. Japan has an aging population and, as a result, Japan’s workforce is shrinking. Japan’s economy may suffer if this trend continues.

Investments in Latin America.
Latin America, including Brazil and Mexico, has long suffered from political, economic, and social instability. For investors, this has meant additional risk caused by periods of regional conflict, political corruption, totalitarianism, protectionist measures, nationalization, hyperinflation, debt crises and defaults, sudden and large currency devaluation, and intervention by the military in civilian and economic spheres. For example, the government of Brazil imposes a tax on foreign investment in Brazilian stocks and bonds, which may affect the value of the Fund’s investments in Brazilian issuers. While some Latin American governments have experienced privatization of state-owned companies and relaxation of trade restrictions, future free-market economic reforms are uncertain, and political unrest could result in significant disruption in securities markets in the region. The economies of certain Latin American countries have experienced high interest rates, economic volatility, inflation and high unemployment rates. Adverse economic events in one country may have a significant adverse effect on other Latin American countries.

Commodities (such as oil, gas and minerals) represent a significant percentage of the region’s exports and many economies in this region are particularly sensitive to fluctuations in commodity prices. Some markets are in areas that have historically been prone to natural disasters or are economically sensitive to environmental events, and a natural disaster could have a significant adverse impact on the economies in the geographic region.

Many Latin American countries have high levels of debt, which may stifle economic growth, contribute to prolonged periods of recession and adversely impact the Fund’s investments. Most countries have been forced to restructure their loans or risk default on their debt obligations. Interest on debt is subject to market conditions and may reach levels that would impair economic activity and create a difficult and costly environment for borrowers. Governments may be forced to reschedule or freeze their debt repayment, which could negatively affect local markets.

Investments in Middle East.
Many Middle Eastern countries are prone to political turbulence, which may have an adverse impact on the Fund. Many economies in the Middle East are highly reliant on income from the sale of oil or trade with countries involved in the sale of oil, and their economies are therefore vulnerable to changes in the market for oil and foreign currency values. As global demand for oil fluctuates, many Middle Eastern economies may be significantly impacted.

In addition, many Middle Eastern governments have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, a Middle Eastern country’s government may own or control many companies, including some of the largest companies in the country. Accordingly, governmental actions in the future could have a significant effect on economic conditions in Middle Eastern countries. This could affect private sector companies and the Fund, as well as the value of securities in the Fund's portfolio.

Certain Middle Eastern markets are in the earliest stages of development. As a result, there may be a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Brokers in Middle Eastern countries typically are fewer in number and less well capitalized than brokers in the United States.

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The legal systems in certain Middle Eastern countries also may have an adverse impact on the Fund. For example, the potential liability of a shareholder in a U.S. corporation with respect to acts of the corporation generally is limited to the amount of the shareholder’s investment. However, the notion of limited liability is less clear in certain Middle Eastern countries. The Fund therefore may be liable in certain Middle Eastern countries for the acts of a corporation in which it invests for an amount greater than its actual investment in that corporation. Similarly, the rights of investors in Middle Eastern issuers may be more limited than those of shareholders of a U.S. corporation. It may be difficult or impossible to obtain or enforce a legal judgment in a Middle Eastern country. Some Middle Eastern countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Fund. For example, certain countries may require governmental approval prior to investment by foreign persons or limit the amount of investment by foreign persons in a particular issuer. Certain Middle Eastern countries may also limit the investment by foreign persons to only a specific class of securities of an issuer that may have less advantageous terms (including price) than securities of the issuer available for purchase by nationals.

The manner in which foreign investors may invest in companies in certain Middle Eastern countries, as well as limitations on those investments, may have an adverse impact on the operations of the Fund. For example, in certain of these countries, the Fund may be required to invest initially through a local broker or other entity and then have the shares that were purchased re-registered in the name of the Fund. Re-registration in some instances may not be possible on a timely basis. This may result in a delay during which the Fund may be denied certain of its rights as an investor, including rights as to dividends or to be made aware of certain corporate actions. There also may be instances where the Fund places a purchase order but is subsequently informed, at the time of re-registration, that the permissible allocation of the investment to foreign investors has been filled.

Substantial limitations may exist in certain Middle Eastern countries with respect to the Fund’s ability to repatriate investment income or capital gains. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investment.

Certain Middle Eastern countries may be heavily dependent upon international trade and, consequently, have been and may continue to be negatively affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These countries also have been and may continue to be adversely impacted by economic conditions in the countries with which they trade. In addition, certain issuers located in Middle Eastern countries in which the Fund invests may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. government and the United Nations, and/or countries identified by the U.S. government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if it is identified as an issuer which operates in, or has dealings with, such countries. The Fund, as an investor in such issuers, will be indirectly subject to those risks.

Certain Middle Eastern countries have strained relations with other Middle Eastern countries due to territorial disputes, historical animosities or defense concerns, which may adversely affect the economies of these Middle Eastern countries. Certain Middle Eastern countries experience significant unemployment, as well as widespread underemployment. Recently, many Middle Eastern countries have experienced political, economic and social unrest as protestors have called for widespread reform. These protests may adversely affect the economies of these Middle Eastern countries.

Investments in Russia.
Russia has experienced political and economic turbulence and has endured decades of communist rule under which its citizens were collectivized into state agricultural and industrial enterprises. Since the collapse of the Soviet Union, Russia’s government has been faced with the task of stabilizing and modernizing its economy. Investors in Russia have experienced significant losses due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and repatriation of capital invested. There is no assurance that similar losses will not recur. The current government regime has become increasingly authoritarian, especially in its dealings with successful Russian companies. In this environment, there is always a risk that the government will abandon elements of a market economy and replace them with radically different political and economic policies that would be detrimental to the interests of foreign investors.

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The Russian economy is heavily dependent upon the export of a range of commodities including industrial metals, forestry products, oil, and gas. Accordingly, it is strongly affected by international commodity prices and is particularly vulnerable to any weakening in global demand for these products. Foreign investors also face a high degree of currency risk when investing in Russian securities and a lack of available currency hedging instruments. In addition, Eastern European markets remain relatively underdeveloped and can be particularly sensitive to political and economic developments; adverse events in Eastern European countries may greatly impact the Russian economy.

Because of the recent formation of the Russian securities market as well as the underdeveloped state of the banking and telecommunications systems, settlement, clearing and registration of securities transactions are subject to significant risks. There is no central registration system for shareholders and these services are carried out by the companies themselves or by registrars located throughout Russia. These registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity and it is possible for the Fund to lose share registration through fraud or negligence. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for the Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Furthermore, significant delays or problems may occur in registering the transfer of securities, which could cause the Fund to incur losses due to a counterparty’s failure to pay for securities the Fund has delivered or the Fund’s inability to complete its contractual obligations because of theft or other reasons.

Poor accounting standards, inept management, pervasive corruption, insider trading and crime, and inadequate regulatory protection all pose significant risks, particularly to foreign investors. In addition, there is a risk that the Russian tax system will not be reformed to prevent inconsistent, retroactive and/or punitive taxation, or, in the alternative, a risk that a reformed tax system may result in inconsistent and unpredictable enforcement of the new tax laws. The Russian securities market is relatively new and a substantial proportion of securities transactions in Russia are privately negotiated outside the stock exchanges. The inexperience of the Russian securities market and the limited volume of trading in securities in the market may make obtaining accurate prices on portfolio securities from independent sources more difficult than in more developed markets. Additionally, little information is available to investors. As a result, it may be difficult to assess the value of an investment in Russian companies. Because of the recent formation of the Russian securities market and the underdeveloped state of the banking and telecommunications systems, securities transactions are subject to significant risks.

The United States and the European Union have imposed sanctions on certain Russian individuals and issuers. The United States and other nations or international organizations may impose additional, broader economic sanctions or take other actions that may adversely affect Russian-related issuers in the future. These sanctions, any future sanctions or other actions, or even the threat of further sanctions or other actions, may negatively affect the value and liquidity of the Fund’s investments. For example, the Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, the sanctions may require the Fund to freeze its existing investments in Russian companies, prohibiting the Fund from buying, selling or otherwise transacting in these investments. Russia may undertake countermeasures or retaliatory actions which may further impair the value and liquidity of the Fund’s portfolio and potentially disrupt its operations.

For these or other reasons, the Fund could seek to suspend redemptions of Creation Units, including in the event that an emergency exists in which it is not reasonably practicable for the Fund to dispose of its securities or to determine its net asset value. The Fund could also, among other things, limit or suspend creations of Creation Units. During the period that creations or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value. In the case of a period during which creations are suspended, the Fund could experience substantial redemptions, which may cause the Fund to experience increased transaction costs and make greater taxable distributions to shareholders of the Fund. The Fund could liquidate all or a portion of its assets, which may be at unfavorable prices. The Fund may also change its investment objective by, for example, seeking to track an alternative index.

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Investments in South Africa
. South Africa’s two-tiered economy, with one rivaling developed countries and the other exhibiting many characteristics of developing countries, is characterized by uneven distribution of wealth and income and high rates of unemployment. This may cause civil and social unrest, which could adversely impact the South African economy. Ethnic and civil conflict could result in the abandonment of many of South Africa’s free market reforms. In addition, South Africa has experienced high rates of human immunodeficiency virus (HIV) and HIV remains a prominent health concern. Although economic reforms have been enacted to promote growth and foreign investments, there can be no assurance that these programs will achieve the desired results. South Africa’s inadequate currency reserves have left its currency vulnerable, at times, to devaluation. South Africa has privatized or has begun the process of privatization of certain entities and industries. In some instances, investors in certain newly privatized entities have suffered losses due to the inability of the newly privatized entities to adjust quickly to a competitive environment or to changing regulatory and legal standards. There is no assurance that such losses will not recur. Despite significant reform and privatization, the South African government continues to control a large share of South African economic activity. Heavy regulation of labor and product markets is pervasive and may stifle South African economic growth or cause prolonged periods of recession. The agriculture and mining sectors of South Africa’s economy account for a large portion of its exports, and thus the South African economy is susceptible to fluctuations in these commodity markets. Moreover, the South African economy is heavily dependent upon the economies of Europe, Asia (particularly Japan) and the United States. Reduction in spending by these economies on South African products and services or negative changes in any of these economies may cause an adverse impact on the South African economy. South Africa has historically experienced acts of terrorism and strained international relations related to border disputes, historical animosities, racial tensions and other defense concerns. These situations may cause uncertainty in the South African market and may adversely affect the South African economy.

Investments in South Korea
. The South Korean economy is heavily dependent on trading exports and on the economies of other Asian countries, especially China or Southeast Asia, and the United States as key trading partners. Distributions in trade activity, reductions in spending by these economies on South Korean products and services or negative changes in any of these economies may have an adverse impact on the South Korean economy. Furthermore, South Korea’s economy may be impacted by currency fluctuations and increasing competition from Asia’s other low-cost emerging economies. Finally, South Korea’s economic growth potential has recently been on a decline due to, among other factors, a rapidly aging population and structural problems.

Substantial tensions with North Korea may cause further uncertainty in the political and economic climate of South Korea. North and South Korea each have substantial military capabilities, and historical tensions between the two present the ongoing risk of war.
Recent events involving the North Korean military have escalated tensions between North and South Korea.
Any outbreak of hostilities between the two countries, or even the threat of an outbreak of hostilities, may have a severe adverse effect on the South Korean economy and any investments in South Korea.

Investments in Taiwan
. The political reunification of China and Taiwan, over which China continues to claim sovereignty, remains tense and is unlikely to be settled in the near future. China has staged frequent military drills off the coast of Taiwan and relations between China and Taiwan have been hostile at times. This continuing hostility between China and Taiwan may have an adverse impact on the values of the Fund’s investments in China or Taiwan, or make such investments impracticable or impossible. Any escalation of hostility between China and Taiwan would likely have a significant adverse impact on the value of the Fund’s investments in both countries and the region. In addition, certain Asian economies have experienced over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, decreased exports and economic recessions. Economic events in any one country may have a significant economic effect on the entire Asian region and any adverse events in the Asian markets may have a significant adverse effect on Taiwanese companies.

Taiwan’s growth has been export-driven to a significant degree. As a result, Taiwan is affected by changes in the economies of its main trading partners. If growth in the export sector declines, future growth will be increasingly reliant on domestic demand. Taiwan has limited natural resources, resulting in dependence on foreign sources for certain raw materials and vulnerability to global fluctuations of price and supply. This dependence is especially pronounced in the energy sector. Any fluctuations or shortages in the commodity markets could have a negative impact on Taiwan’s economy. A significant increase in energy prices could have an adverse impact on Taiwan’s economy.

Investments in United Kingdom.
In a referendum held on June 23, 2016, citizens of the United Kingdom voted to leave the European Union (“EU”), creating economic and political uncertainty in its wake. There is considerable uncertainty as to the position of the United Kingdom and the arrangements that will apply to its relationships with the EU and other countries following its anticipated withdrawal. This uncertainty may affect other countries in the EU, or elsewhere, including issuers located in emerging market countries, if they are considered to be impacted by these events.

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The United Kingdom has one of the largest economies in Europe, and member countries of the EU are substantial trading partners of the United Kingdom. The City of London’s economy is dominated by financial services, some of which may have to move outside of the United Kingdom post-referendum (
e.g.
, currency trading, international settlement). Under Brexit, banks may be forced to move staff and comply with two separate sets of rules or lose business to banks in Europe. Furthermore, the referendum creates the potential for decreased trade, the possibility of capital outflows, devaluation of the pound sterling, the cost of higher corporate bond spreads due to uncertainty, and the risk that all the above could damage business and consumer spending as well as foreign direct investment. As a result of the referendum, the British economy and its currency may be negatively impacted by changes to its economic and political relations with the EU.

The impact of the referendum in the near- and long-term is still unknown and could have additional adverse effects on economies, financial markets and asset valuations around the world.

Currency Transactions
The Fund may enter into spot currency transactions, foreign currency forward and foreign currency futures contracts. Foreign currency forward and foreign currency futures contracts are derivatives and are subject to derivatives risk.

Forward Foreign Currency Contracts.
A forward foreign currency exchange contract (“forward contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no margin deposit requirement.

A non-deliverable forward contract is a forward contract where there is no physical settlement of two currencies at maturity. Non-deliverable forward contracts are contracts between parties in which one party agrees to make a payment to the other party (the “Counterparty”) based on the change in market value or level of a specified currency. In return, the Counterparty agrees to make payment to the first party based on the return of a different specified currency. Non-deliverable forward contracts will usually be done on a net basis, with the Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each non-deliverable forward contract is accrued on a daily basis and an amount of cash or highly liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust’s custodian bank. The risk of loss with respect to non-deliverable forward contracts generally is limited to the net amount of payments that the Fund is contractually obligated to make or receive.

Foreign Currency Futures Contracts.
A foreign currency futures contract is a contract involving an obligation to deliver or acquire the specified amount of a specific currency, at a specified price and at a specified future time. Futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency.

Currency exchange transactions involve a significant degree of risk and the markets in which currency exchange transactions are effected are highly volatile, specialized and technical. Significant changes, including changes in liquidity and prices, can occur in such markets within very short periods of time, often within minutes. Currency exchange trading risks include, but are not limited to, exchange rate risk, maturity gap, interest rate risk, and potential interference by foreign governments through regulation of local exchange markets, foreign investment or particular transactions in foreign currency. If the Fund utilizes foreign currency transactions at an inappropriate time, such transactions may not serve their intended purpose of improving the correlation of the Fund’s return with the performance of the underlying index and may lower the Fund’s return. The Fund could experience losses if the value of any currency forwards and futures positions is poorly correlated with its other investments or if it could not close out its positions because of an illiquid market. Such contracts are subject to the risk that the counterparty will default on its obligations. In addition, the Fund will incur transaction costs, including trading commissions, in connection with certain foreign currency transactions.

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Foreign Exchange Spot Transactions.
The Fund may settle trades of holdings denominated in foreign currencies on a spot (
i.e.
, cash) basis at the prevailing rate in the foreign currency exchange market. A foreign exchange spot transaction, also known as FX spot, is an agreement between two parties to buy one currency against selling another currency at an agreed price for settlement on the spot date. The exchange rate at which the transaction is done is called the spot exchange rate. Unlike forward foreign currency exchange contracts and foreign currency futures contracts, which involve trading a particular amount of a currency pair at a predetermined price at some point in the future, the underlying currencies in a spot FX are exchanged following the settlement date.

Equity Securities
The Fund may invest in equity securities. Equity securities represent ownership interests in a company or partnership and include common stocks, preferred stocks, warrants to acquire common stock, securities convertible into common stock, and investments in master limited partnerships. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate. Global stock markets, including the U.S. stock market, tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. The Fund may purchase equity securities traded on exchanges or the over-the-counter (“OTC”) market. The Fund may invest in the types of equity securities described in more detail below.

Common Stock.
Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

Preferred Stock.
Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

Convertible Securities.
Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

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Small and Medium Capitalization Issuers.
Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the OTC market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Warrants.
Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

Rights.
A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life of usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. An investment in rights may entail greater risks than certain other types of investments. Generally, rights do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

Depositary Receipts
. The Fund may invest in issuers located outside the United States directly, or in financial instruments that are indirectly linked to the performance of foreign issuers. Examples of such financial instruments include ADRs, Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”), International Depository Receipts (“IDRs”), “ordinary shares,” and “New York shares” issued and traded in the United States. ADRs are U.S. dollar-denominated receipts typically issued by U.S. banks and trust companies that evidence ownership of underlying securities issued by a foreign issuer. The underlying securities may not necessarily be denominated in the same currency as the securities into which they may be converted. The underlying securities are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the United States. GDRs, EDRs, and IDRs are similar to ADRs in that they are certificates evidencing ownership of shares of a foreign issuer, however, GDRs, EDRs, and IDRs may be issued in bearer form and denominated in other currencies, and are generally designed for use in specific or multiple securities markets outside the United States. EDRs, for example, are designed for use in European securities markets while GDRs are designed for use throughout the world. Ordinary shares are shares of foreign issuers that are traded abroad and on a U.S. exchange. New York shares are shares that a foreign issuer has allocated for trading in the United States. ADRs, ordinary shares, and New York shares all may be purchased with and sold for U.S. dollars.

Depositary receipts may be sponsored or unsponsored. Although the two types of depositary receipt facilities (unsponsored or sponsored) are similar, there are differences regarding a holder’s rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.

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Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer’s request.

Depositary receipts may be unregistered and unlisted. The Fund’s investments may also include ADRs that are not purchased in the public markets and are restricted securities that can be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act of 1933, as amended. Depositary receipts may become illiquid. If adverse market conditions were to develop during the period between the Fund’s decision to sell these types of ADRs and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.

Real Estate Investment Trusts.
The Fund may invest in the securities of real estate investment trusts (“REITs”). Risks associated with investments in securities of REITs include decline in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, variations in rental income, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash-flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income and net gains under the Code and to maintain exemption from the 1940 Act. If an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate. Because REITs have ongoing fees and expenses, which may include management, operating and administration expenses, REIT shareholders, including the Fund, will indirectly bear a proportionate share of those expenses in addition to the expenses of the Fund. However, such expenses are not considered to be Acquired Fund Fees and Expenses and, therefore, are not reflected as such in the Fund's fee table.

Privately-Issued Securities

The Fund may invest in privately-issued securities, including those that are normally purchased pursuant to Rule 144A or Regulation S under the Securities Act. Privately-issued securities typically may be resold only to “qualified institutional buyers,” in a privately negotiated transaction, to a limited number of purchasers or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund may find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held and traded. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing the Fund’s NAV due to the absence of an active trading market. There can be no assurance that a privately-issued security that is deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund, and its value may decline as a result.

Derivatives
The Fund may use derivative instruments as part of its investment strategies. Generally, derivatives are financial contracts the value of which depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to bonds, interest rates, currencies, commodities, and related indexes. Examples of derivative instruments include forward currency contracts, currency and interest rate swaps, currency options, futures contracts, including index futures, options on futures contracts, structured notes, and swap contracts. The Fund’s use of derivative instruments will be collateralized by investments in short term, high-quality U.S. money market securities.

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With respect to certain kinds of derivative transactions entered into by the Fund that involve obligations to make future payments to third parties, including, but not limited to, futures contracts, forward contracts, swap contracts, the purchase of securities on a when-issued or delayed delivery basis, or reverse repurchase agreements, under applicable federal securities laws, rules, and interpretations thereof, the Fund must “set aside” (referred to sometimes as “asset segregation”) liquid assets, or engage in other measures to “cover” open positions with respect to such transactions. For example, with respect to forward foreign currency exchange contracts and futures contracts that are not contractually required to “cash-settle,” the Fund must cover its open positions by setting aside liquid assets equal to the contracts’ full, notional value, except that deliverable forward contracts for currencies that are liquid will be treated as the equivalent of “cash-settled” contracts. As such, the Fund may set aside liquid assets in an amount equal to the Fund’s daily marked-to-market (net) obligation (
i.e.
, the Fund’s daily net liability if any) rather than the full notional amount under such deliverable forward foreign currency exchange contracts. With respect to forward foreign currency exchange contracts and futures contracts that are contractually required to “cash-settle,” the Fund may set aside liquid assets in an amount equal to the Fund’s daily marked-to-market (net) obligation rather than the notional value. Because the Fund may enter into (or “open”) certain derivatives contracts with an initial investment that is less than the notional value of the contract, such contracts provide inherent economic leverage equal to the difference between the initial investment requirement (also known as initial margin requirement) and the notional value of the contract. The Fund reserves the right to modify its asset segregation policies in the future consistent with applicable law. The Fund’s use of derivatives may be limited by the requirements of the Internal Revenue Code of 1986, as amended (the “Code”) for qualification as a regulated investment company for U.S. federal tax purposes.

To the extent the Fund transacts in commodity interests (e.g., futures contracts, swap agreements, non-deliverable forward contracts), it will do so only in accordance with Rule 4.5 of the Commodity Futures Trading Commission (“CFTC”). Krane, on behalf of the Fund, has filed or will file a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 so that it is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act (“CEA”).

Swap Contracts.
The Fund may enter into swap contracts, including interest rate swaps and currency swaps. A typical interest rate swap involves the exchange of a floating interest rate payment for a fixed interest payment. A typical foreign currency swap involves the exchange of cash flows based on the notional differences among two or more currencies. Swap contracts may be used to hedge or achieve exposure to, for example, currencies, interest rates, and money market securities without actually purchasing such currencies or securities. The Fund may also use swap contracts to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap contracts will tend to shift the Fund’s investment exposure from one type of investment to another or from one payment stream to another. Depending on their structure, swap contracts may increase or decrease the Fund’s exposure to long- or short-term interest rates (in the United States or abroad), foreign currencies, corporate borrowing rates, or other factors, and may increase or decrease the overall volatility of the Fund’s investments and its share price.

Futures, Options and Options on Futures Contracts.
The Fund may enter into U.S. or foreign futures contracts and options and options on futures contracts. When the Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When the Fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

The risk of loss in trading futures contracts or uncovered call options in some strategies (
e.g.
, selling uncovered stock index futures contracts) is potentially unlimited. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Fund, however, intends to utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to direct investment in stocks.

Utilization of futures and options on futures by the Fund involves the risk of imperfect or even negative correlation to the underlying index if the index underlying the futures contract differs from the underlying index. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract or option. The purchase of put or call options will be based upon predictions by the Fund as to anticipated trends, which predictions could prove to be incorrect.

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The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of the Fund. The potential for loss related to writing options is unlimited.

Although the Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

Cover. Transactions using derivative instruments, other than purchased options, expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either (1) an offsetting (“covered”) position in securities or other options or futures contracts or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian, in the prescribed amount as determined daily.

Assets used as cover or held in an account cannot be sold while the position in the corresponding derivative instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Fund’s assets to cover or accounts could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

Structured Notes and Securities
. The Fund may invest in structured instruments, including, without limitation, participation notes, certificates and warrants and other types of notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors, such as the movement of a particular stock or stock index.
Structured instruments may be derived from or based on a single security or securities, an index, a commodity, debt issuance or a foreign currency (a “reference”), and their interest rate or principal may be determined by an unrelated indicator. Structured securities may be positively or negatively indexed, so that appreciation of the reference may produce an increase or a decrease in the value of the structured security at maturity, or in the interest rate of the structured security. Structured securities may entail a greater degree of risk than other types of securities because the Fund bears the risk of the reference in addition to the risk that the counterparty to the structured security will be unable or unwilling to fulfill its obligations under the structured security to the Fund when due. The Fund bears the risk of loss of the amount expected to be received in connection with a structured security in the event of the default or bankruptcy of the counterparty to the structured security. Structured securities may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities.

Exchange-Traded Notes

The Fund may invest in exchange-traded notes (“ETNs”). ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy, minus applicable fees. ETNs are traded on an exchange (e.g., the New York Stock Exchange (“NYSE”)) during normal trading hours; however, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s market benchmark or strategy factor. ETNs do not make periodic coupon payments or provide principal protection. ETNs are subject to credit risk, including the credit risk of the issuer, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset. When the Fund invests in ETNs, it will bear its proportionate share of any fees and expenses borne by the ETN. A decision by the Fund to sell ETN holdings may be limited by the availability of a secondary market. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing, and there can be no assurance that a secondary market will exist for an ETN.

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ETNs are also subject to tax risk. No assurance can be given that the IRS will accept, or a court will uphold, how the Fund characterizes and treats ETNs for tax purposes.

An ETN that is tied to a specific market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy. Some ETNs that use leverage can, at times, be relatively illiquid, and thus they may be difficult to purchase or sell at a fair price. Leveraged ETNs are subject to the same risk as other instruments that use leverage in any form.

The market value of ETNs may differ from their market benchmark or strategy. This difference in price may be due to the fact that the supply and demand in the market for ETNs at any point in time is not always identical to the supply and demand in the market for the securities, commodities or other components underlying the market benchmark or strategy that the ETN seeks to track. As a result, there may be times when an ETN trades at a premium or discount to its market benchmark or strategy.

Investments in Other Investment Companies
The Fund may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of Section 12(d)(1)(A) of the 1940 Act, or any rule, regulation or order of the SEC or interpretation thereof. Generally, the Fund may invest in the securities of another investment company (the “acquired company”) provided that the Fund, immediately after such purchase or acquisition, does not own: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of the Fund. In addition, Section 12(d)(1)(B) prohibits another investment company from selling its shares to the Fund if, after the sale (i) the Fund owns more than 3% of the other investment company’s voting stock or (ii) the Fund and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company.
In addition, the Fund will not purchase a security issued by a closed-end fund if after such purchase the Fund and any other investment companies with the same investment adviser would own more than 10% of the voting shares of the closed-end investment company.

The Fund, however, may invest in the securities of an acquired company provided that immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such issuer is owned by the Fund and all affiliated persons of the Fund. In addition, subject to certain conditions, the Fund may invest in acquired funds in the “same group of investment companies” (“affiliated funds”), government securities and short-term paper, as well as: (1) unaffiliated investment companies (subject to certain limits), (2) other types of securities (such as stocks, bonds and other securities) not issued by an investment company that are consistent with the fund of fund’s investment policies, (3) affiliated and unaffiliated money market funds, and (4) derivatives. Further, the Fund may rely on other investment companies’ exemptive relief, if any, to invest in such companies’ shares in excess of the Section 12(d)(1)(A) limits. The SEC has proposed revisions to the fund of funds rules permitting funds to invest in other investment companies, which could dramatically change how funds of funds operate and limit their investments.
The SEC has also proposed rescinding most prior exemptive orders permitting Funds of Funds arrangements and certain Fund of Fund rules and SEC staff guidance. The proposed revisions and the related rescissions could alter the operation of Funds of Funds by limiting their investments in unaffiliated funds and direct investments, and potentially imposing restrictions on their ability to redeem the investment company shares they hold.

If the Fund invests in, and thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.

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Consistent with the restrictions discussed above, the Fund may invest in several different types of investment companies from time to time, including mutual funds, ETFs, closed-end funds, foreign investment companies and business development companies (“BDCs”). For example, the Fund may elect to invest in another investment company when such an investment presents a more efficient investment option than buying securities individually. The Fund also may invest in investment companies that are included as components of an index, such as BDCs, to seek to track the performance of that index. A BDC is a less common type of closed-end investment company that more closely resembles an operating company than a typical investment company. BDCs generally focus on investing in, and providing managerial assistance to, small, developing, financially troubled, private companies or other companies that may have value that can be realized over time and with management assistance. Similar to an operating company, a BDC’s total annual operating expense ratio typically reflects all of the operating expenses incurred by the BDC, and is generally greater than the total annual operating expense ratio of a mutual fund that does not bear the same types of operating expenses.

The main risk of investing in other investment companies is that the Fund will be exposed to the risks of the investments held by the other investment companies. The market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investment companies may not replicate exactly the performance of their specific index because of transaction costs, and because of the temporary unavailability of certain component securities of the index, or strategy used to track the index.

Krane and the Sub-adviser are subject to a conflict of interest in allocating a Fund’s assets to investment companies, if any, from which they or their affiliates receive compensation or other benefits.

Tracking Error
The Fund may experience tracking error. A number of factors may contribute to the Fund’s tracking error. For example, the following factors may affect the ability of the Fund to achieve correlation with the performance of the underlying index: (1) Fund expenses, including brokerage (which may be increased by high portfolio turnover); (2) fluctuations in currency exchange rates; (3) holding less than all of the securities in the underlying index and/or securities not included in the underlying index; (4) an imperfect correlation between the performance of instruments held by the Fund, such as swaps, futures contracts and options, and the performance of the underlying securities in the market; (5) bid-ask spreads (the effect of which may be increased by portfolio turnover); (6) the Fund holding instruments traded in a market that has become illiquid or disrupted; (7) Fund share prices being rounded to the nearest cent; (8) changes to the underlying index that are not disseminated in advance; (9) the need to conform the Fund’s portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; (10) the time difference between the close of the foreign market on which foreign securities are traded and the time the Fund prices its shares; or (11) early or unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions. To the extent the Fund engages in fair value pricing, the day-to-day correlation of the Fund’s performance may tend to vary from the closing performance of the underlying index.

Borrowing
The Fund may borrow money to the extent permitted by the 1940 Act. Borrowing for investment purposes is a form of leverage. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk. Because substantially all of the Fund’s assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the NAV of the Fund will increase more when the Fund’s portfolio assets increase in value and decrease more when the Fund’s portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. The Fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit, which would further increase the cost of borrowing. Under adverse conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales.

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Although it has not entered into a credit facility (other than any overdrafts permitted by the Fund’s custodian), the Fund may borrow money to facilitate management of the Fund’s portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous, and for temporary or emergency purposes, such as trade settlements and as necessary to distribute to shareholders any income required to maintain the Fund’s status as a RIC. In this regard, the Fund may enter into a credit facility to borrow money for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income required to maintain the Fund’s status as a RIC. Such borrowing is not for investment purposes and will be repaid by the Fund promptly. As required by the 1940 Act, the Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of the Fund’s assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund’s borrowings to the extent necessary to meet this 300% coverage requirement. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Fund is authorized to borrow money for extraordinary or emergency purposes. Borrowings for extraordinary or emergency purposes are not subject to the foregoing 300% asset coverage requirement. While the Fund does not anticipate doing so, the Fund is authorized to pledge (
i.e.
, transfer a security interest in) portfolio securities in an amount up to one-third of the value of the Fund’s total assets in connection with any borrowing.

Bank Deposits and Obligations
The Fund may invest in deposits and other obligations of U.S. and non-U.S. banks and financial institutions. Deposits and obligations of banks and financial institutions include certificates of deposit, time deposits, and bankers’ acceptances. Certificates of deposit and time deposits represent an institution’s obligation to repay funds deposited with it that earn a specified interest rate. Certificates of deposit are negotiable certificates, while time deposits are non-negotiable deposits. A banker’s acceptance is a time draft drawn on and accepted by a bank that becomes a primary and unconditional liability of the bank upon acceptance. Investments in obligations of non-U.S. banks and financial institutions may involve risks that are different from investments in obligations of U.S. banks. These risks include future unfavorable political and economic developments, seizure or nationalization of foreign deposits, currency controls, interest limitations or other governmental restrictions that might affect the payment of principal or interest on the securities held in the Fund. All investments in deposits and other obligations are subject to credit risk, which is the risk that the Fund may lose its investments in these instruments if, for example, the issuing financial institution collapses and is unable to meet its obligations. This risk is more acute for investments in deposits and other obligations that are not insured by a government or private entity. For a discussion of the risks of the Fund holding cash in mainland China, please see the “PRC Custodian and Dealer/Settlement Agent” section above.

Illiquid Securities
The Fund may invest up to an aggregate amount of 15% of its net assets in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid securities may be difficult to value, and a Fund may have difficulty or be unable to dispose of such securities promptly or at reasonable prices.

The SEC has adopted Rule 22e-4 under the 1940 Act, which requires the Fund to adopt a liquidity risk management program to assess and manage its liquidity risk. Under its program, the Fund will be required to classify its investments into specific liquidity categories and monitor compliance with limits on investments in illiquid securities. The Fund does not expect Rule 22e-4 to have a significant effect on investment operations. While the liquidity risk management program attempts to assess and manage liquidity risk, there is no guarantee it will be effective in its operations and may not reduce the liquidity risk inherent in the Fund’s investments.

If illiquid investments exceed 15% of the Fund’s net assets (including, for example, because of changes in the market value of its investments or because of redemptions), Rule 22e-4 and the liquidity risk management program will require that certain remedial actions be taken. The Fund may not acquire illiquid investments if, immediately after the acquisition, more than 15% of the Fund’s net assets would be illiquid investments.

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Portfolio Turnover
In general, Krane or a sub-adviser manages the Fund without regard to restrictions on portfolio turnover. The Fund’s investment strategies may produce high portfolio turnover rates. To the extent the Fund invests in derivative or other instruments with short maturities, the instruments generally will have short-term maturities and, thus, be excluded from the calculation of portfolio turnover. The value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares also is excluded from the calculation of the Fund’s portfolio turnover rate. As a result, the Fund’s reported portfolio turnover may be low despite relatively high portfolio activity which would, in turn, produce correspondingly greater expenses for the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Generally, the higher the rate of portfolio turnover of a fund, the higher these transaction costs borne by a fund and its long-term shareholders. Such sales may result in the realization of taxable capital gains (including short-term capital gains, which, when distributed, are generally taxed to shareholders at ordinary income tax rates) for certain taxable shareholders.

“Portfolio Turnover Rate” is defined under the rules of the SEC as the lesser of the value of the securities purchased or of the securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with a remaining maturity of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover may include commercial paper, futures contracts and option contracts because they generally have a remaining maturity of less than one-year.

Repurchase Agreements
The Fund may enter into repurchase agreements. A repurchase agreement is a transaction in which the Fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “triparty” custodian or sub-custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty’s insolvency. If the seller or guarantor becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition of collateral.

Reverse Repurchase Agreements
The Fund may enter into reverse repurchase agreements, which involve the sale of securities held by the Fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to the Fund’s limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates. While a reverse repurchase agreement is outstanding, the Fund will maintain the segregation, either on its records or with the Trust’s custodian, of cash or other liquid securities, marked to market daily, in an amount at least equal to its obligations under the reverse repurchase agreement.

Reverse repurchase agreements involve the risk that the buyer of the securities sold by the Fund might be unable to deliver them when the Fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

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Lending of Portfolio Securities
The Fund may lend securities from its portfolio to brokers, dealers and other financial institutions. In connection with such loans, the Fund remains the beneficial owner of the loaned securities and continues to be entitled to payments in amounts approximately equal to the interest, dividends or other distributions payable on the loaned securities. The Fund also has the right to terminate a loan at any time. The Fund does not have the right to vote on securities while they are on loan. Loans of portfolio securities will not exceed 33 1/3% of the value of the Fund’s total assets (including the value of all assets received as collateral for the loan). The Fund will receive collateral in an amount equal to at least 100% of the current market value of the loaned securities. If the collateral consists of cash, the Fund will reinvest the cash and pay the borrower a pre-negotiated fee or “rebate” from any return earned on the investment. Should the borrower of the securities fail financially, the Fund may experience delays or trouble in recovering the loaned securities or exercising its rights in the collateral. In a loan transaction, the Fund will also bear the risk of any decline in value of securities acquired with cash collateral. Krane and any sub-adviser are subject to potential conflicts of interest because the compensation paid to them increases in connection with any net income received by the Fund from a securities lending program.

Cyber-Security Risk
The Fund, and its service providers, may be prone to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber-attacks affecting the Fund or its advisors, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Fund. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential business information, impede trading, subject the Fund to regulatory fines or financial losses and/or cause reputational damage. The Fund may also incur additional costs for cyber security risk management purposes. While the Fund’s service providers have established business continuity plans, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect the Fund or its shareholders. Similar types of cyber security risks are also present for issues or securities in which the Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund’s investment in such companies to lose value.

INVESTMENT LIMITATIONS

Unless otherwise noted, whenever a fundamental investment policy or limitation states that a maximum percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition of such security or other asset. Accordingly, other than with respect to the Fund’s limitations on borrowings, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund’s investment policies and limitations.

Fundamental Policies
The investment limitations below are fundamental policies of the Fund, and cannot be changed without the consent of the holders of a majority of the Fund’s outstanding shares. The term “majority of the outstanding shares” means the vote of (i) 67% or more of the Fund’s shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund’s outstanding shares, whichever is less.

The Fund may not:

1.	Issue senior securities, except as permitted under the 1940 Act, the rules, regulations and interpretations thereunder, and any applicable exemptive relief.

2.	Borrow money, except as permitted under the 1940 Act, the rules, regulations and interpretations thereunder, and any applicable exemptive relief.

3.	Act as an underwriter of another issuer’s securities, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act in the disposition of portfolio securities.

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4.	Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government, or any non-U.S. government, or their respective agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry (excluding investment companies) or group of industries, except that the Fund will invest more than 25% of its total assets in securities of the same industry to approximately the same extent that the Underlying Index concentrates in the securities of a particular industry or group of industries.

5.	Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate, real estate investment trusts or securities of companies engaged in the real estate business).

6.	Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, forward contracts, swaps and other financial instruments or from investing in issuers engaged in the commodities business or securities or other instruments backed by physical commodities).

7.	Lend any security or make any other loan except as permitted under the 1940 Act, the rules, regulations and interpretations thereunder, and any applicable exemptive relief. This limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments permissible under the Fund’s investment policies.

CONTINUOUS OFFERING

The method by which Creation Units of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of shares are issued and sold by the Fund on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Fund’s Distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act.

MANAGEMENT OF THE TRUST

Board Responsibilities
The Board of Trustees is responsible for overseeing the management and affairs of the Fund and the Trust. The Board considers and approves contracts, as described herein, under which certain companies provide essential management and administrative services to the Trust. Like most ETFs, the day-to-day business of the Trust, including the day-to-day management of risk, is performed by third-party service providers, such as Krane, a sub-adviser where applicable, the Distributor and the Administrator (as defined below). The Board oversees the Trust’s service providers and overall risk management. Risk management seeks to identify and eliminate or mitigate the potential effects of risks,
i.e.
, events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Trust or the Fund. Under the overall supervision of the Board and the Audit Committee (discussed in more detail below), the service providers to the Fund employ a variety of processes, procedures and controls to identify risks relevant to the operations of the Trust and the Fund to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business (
e.g.
, Krane is responsible for the oversight of a sub-adviser) and, consequently, for managing the risks associated with that activity.

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Consistent with its responsibility for oversight of the Trust and the Fund, the Board oversees the management of risks relating to the administration and operations of the Trust and the Fund. Krane, as part of its responsibilities for the day-to-day operations of the Fund, is responsible for day-to-day risk management for the Fund. The Board performs its risk management oversight directly and, as to certain matters, through its committees. The following provides an overview of the principal, but not all, aspects of the Board’s oversight of risk management for the Trust and the Fund.

In general, the Fund’s risks include, among others, investment risk, liquidity risk, valuation risk and operational risk. The Funds’ service providers, including Krane and sub-adviser, as applicable, are responsible for adopting policies, procedures and controls designed to address various risks within their purview. Further, Krane is responsible for overseeing and monitoring the investments and operations of any sub-adviser. The Board also oversees risk management for the Trust and the Fund through review of regular reports, presentations and other information from officers of the Trust and other persons. In addition to reports from Krane, the Board also receives reports regarding other service providers to the Trust on a periodic or regular basis.

The Board is responsible for overseeing the nature, extent and quality of the Fund services provided to the Fund by Krane and any sub-adviser and receives information from them on a periodic basis. In connection with its consideration of whether to approve and/or renew the advisory agreements with Krane and any sub-adviser, the Board will request information allowing the Board to review such services. The Board also receives reports related to Krane’s and any sub-adviser’s adherence to the Fund’s investment restrictions and compliance with the stated policies of the Fund. In addition, the Board regularly receives information about the Fund’s performance and investments.

The Trust’s Chief Compliance Officer meets regularly with the Board to review and discuss compliance and other issues. At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Adviser and any sub-adviser. The report generally seeks to address: the operation of the policies and procedures of the Trust and each service provider since the date of the last report; material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and material compliance matters since the date of the last report.

The Board normally also receives reports from the Trust’s service providers regarding Fund operations, portfolio valuation and other matters. Annually, an independent registered public accounting firm reviews with the Audit Committee its audit of the Trust’s financial statements, focusing on certain areas of risk to the Trust and the Trust’s internal controls.

The Board recognizes that not all risks that may affect the Fund can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, despite the periodic reports the Board receives and the Board’s discussions with the service providers to the Fund, it may not be made aware of all relevant information about certain risks. Most of the Trust’s investment management and business affairs are carried out by or through Krane and other service providers, each of which has an independent interest in risk management but whose policies and methods by which one or more risk management functions are carried out may differ from the Trust’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s risk management oversight is subject to substantial limitations.

Members of the Board and Officers of the Trust
Set forth below are the names, years of birth, position with the Trust, term of office, the principal occupations for a minimum of the last five years, number of portfolios overseen by, and other directorships of each of the persons currently serving as members of the Board and as Executive Officers of the Trust. Also included below is the term of office for each of the Executive Officers of the Trust. The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust’s Amended and Restated Declaration of Trust.

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The Chairman of the Board, Jonathan Krane, is an interested person of the Trust as that term is defined in the 1940 Act. No single Independent Trustee serves as a lead Independent Trustee. The Trust has determined its leadership structure is appropriate given the specific characteristics the Trust and its operations. The Trust made this determination in consideration of, among other things, the fact that the Trustees who are not interested persons of the Trust (
i.e.
, “Independent Trustees”) constitute at least fifty percent (50%) of the Board, the fact that the Audit Committee is composed of the Independent Trustees, and the number of funds (and classes of shares) overseen by the Board.

Name, Address and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer	Other Directorships Held by Trustee/Officer
Interested Trustee
Jonathan Krane* (1968) 280 Park Ave, 32nd Floor, New York, New York 10017	Trustee and Chairman of the Board, No set term; served since 2012	Chief Executive Officer of Krane Funds Advisors, LLC from 2011 to present. Chief Executive Officer of CICC Wealth Management (USA), LLC from 2018 to present. Principal of Krane Capital LLC from 2009 to 2011. Chief Executive Officer of Emma Entertainment from 2004 to 2009.	24	None
Independent Trustees
Patrick P. Campo (1970) 280 Park Ave, 32nd Floor, New York, New York 10017	Trustee, No set term; served since 2017	From 2019 to present, Director of Research, and from 2013 to 2019, Director of Long Short Equity, Titan Advisors.	24	None
John Ferguson (1966) 280 Park Ave, 32nd Floor, New York, New York 10017	Trustee, No set term; served since 2012	Chief Operating Officer of Shrewsbury River Capital from 2017 to 2020. Chief Operating Officer of Kang Global Investors LP (hedge fund adviser) from 2014 to 2016. President of Alden Global Capital, LLC (hedge fund adviser) from 2012 to 2014 (formerly, Chief Operating Officer from 2011 to 2012). Senior Managing Director and Chief Operating Officer of K2 Advisors, L.L.C. from 2005 to 2011.	24	None
Matthew Stroyman (1968) 280 Park Ave, 32nd Floor, New York, New York 10017	Trustee, No set term; served since 2012	Founder and President of BlackRidge Ventures from 2018 to present (principal investment activities and strategic advisory services in a variety of industries to clients and partners that include institutional investment firms, family offices and high net-worth individuals).Co-Founder, President and Chief Operating Officer of Arcturus (real estate asset and investment management services firm) from 2007 to 2017.	24	None

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Name, Address and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer	Other Directorships Held by Trustee/Officer
Officers
Jonathan Krane (1968) 280 Park Ave, 32nd Floor, New York, New York 10017	Principal Executive Officer and Principal Financial Officer, No set term; served since 2012	Chief Executive Officer of Krane Funds Advisors, LLC from 2011 to present. Chief Executive Officer of CICC Wealth Management (USA), LLC from 2018 to present.	24	None
Jennifer Tarleton (formerly Krane) (1966) 280 Park Ave, 32nd Floor, New York, New York 10017	Vice President and Secretary, No set term; served since 2012	Vice President of Krane Funds Advisors, LLC from 2011 to present.	24	None
Michael Quain (1957) 280 Park Ave, 32nd Floor, New York, New York 10017	Chief Compliance Officer and Anti-Money Laundering Officer, No Set Term; served since 2015	Principal/President of Quain Compliance Consulting, LLC from 2014 to present. First Vice President of Aberdeen Asset Management Inc. from May 2013 to September 2013.	24	None
Peter Rodriguez (1962) SEI Investments Company One Freedom Valley Drive Oaks, PA 19456	Assistant Treasurer, No set term; served since 2020	Director, Fund Accounting, SEI Investments Global Funds Services since April 2020 and previously from March 2011 to March 2015; Director, Financial Reporting from June 2017 to March 2020. Director, Centralized Operations from March 2015 to June 2017.	24	None
Jonathan Shelon (1974) 280 Park Ave, 32nd Floor, New York, New York 10017	Assistant Secretary, No set term; served since 2019	Chief Operating Officer, Krane Funds Advisors, LLC from 2015 to present. Chief Operating Officer, CICC Wealth Management (USA) LLC from 2018 to present. Chief Investment Officer of Specialized Strategies, J.P. Morgan from 2011 to 2015.	24	None

*       Mr. Krane is an “interested” person of the Trust, as that term is defined in the 1940 Act, by virtue of his ownership and controlling interest in Krane.

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Board Standing Committees
The Board has established the following standing committees:

Audit Committee.
Messrs. Campo, Ferguson and Stroyman are members of the Trust’s Audit Committee (the “Audit Committee”) and Mr. Ferguson is the Chairman of the Audit Committee. The principal responsibilities of the Audit Committee are the appointment, compensation and oversight of the Trust’s independent auditors, including the review of any significant disputes regarding financial reporting between Trust management and such independent auditors. Under the terms of the Audit Committee charter adopted by the Board, the Audit Committee is authorized to, among other things, (i) oversee the accounting and financial reporting processes of the Trust and its internal control over financial reporting; (ii) oversee the quality and integrity of the Fund’s financial statements and the independent audits thereof; (iii) oversee, or, as appropriate, assist Board oversight of, the Trust’s compliance with legal and regulatory requirements that relate to the Trust’s accounting and financial reporting, internal control over financial reporting and independent audits; (iv) approve, prior to appointment, the engagement of the Trust’s independent auditors and, in connection therewith, review and evaluate the qualifications, independence and performance of the Trust’s independent auditors; and (v) act as a liaison between the Trust’s independent auditors and the full Board. The Board of the Trust has adopted a written charter for the Audit Committee. During the fiscal year ended March 31, 2020, the Audit Committee held five meetings.

The Audit Committee also serves as the Qualified Legal Compliance Committee (“QLCC”) for the Trust.  The function of the QLCC is to receive, review and recommend resolution with respect to any report made or referred to the QLCC by an attorney of evidence of a material violation of applicable U.S. federal or state securities law, material breach of a fiduciary duty under U.S. federal or state law or a similar material violation by the Trust or by any officer, trustee, employee, or agent of the Trust. The QLCC meets as needed.

Nominating Committee.
Messrs. Campo, Ferguson and Stroyman are members of the Trust’s Nominating Committee and Mr. Stroyman is the Chairman of the Nominating Committee. The principal responsibilities of the Nominating Committee are to (i) identify, select and nominate the appropriate number of candidates for election or appointment as members of the Board and (ii) recommend any appropriate changes to the Board for consideration. The Nominating Committee is solely responsible for the selection and nomination of the Trust’s Independent Trustees and does not consider nominations for the office of Trustee made by Trust shareholders. During the fiscal year ended March 31, 2020, the Nominating Committee held two meetings.

Individual Trustee Qualifications
The Board has concluded that each of the Trustees should serve on the Board because of his ability to review and understand information about the Trust and the Fund provided by management, to identify and request other information he may deem relevant to the performance of the Trustees’ duties, to question management and other service providers regarding material factors bearing on the management and administration of the Fund, and to exercise his business judgment in a manner that serves the best interests of the Fund’s shareholders. The Board has concluded that each of the Trustees should serve as a Trustee based on his own experience, qualifications, attributes and skills as described below.

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The Board has concluded that Mr. Krane should serve as Trustee because of his knowledge of, and the executive positions he holds or has held in, the financial services industry. Specifically, Mr. Krane currently serves as Chief Executive Officer of the Adviser and Chief Executive Officer of CICC Wealth Management (USA). Mr. Krane contributes expertise and institutional knowledge relating to the structure of the “Krane” organization and the way that the “Krane” business operates. Mr. Krane also served as Chief Executive Officer of the China division of a multinational company, where he gained valuable experience in managing a business and critical knowledge of business and investment opportunities in China. In addition, he has served on the boards of different corporations and, in doing so, has first-hand knowledge of the fiduciary duties and responsibilities bestowed upon trustees and directors. Mr. Krane’s experience as serving as Chief Executive Officer for multiple businesses in the financial services industry, his familiarity with the “Krane” complex, and his experience in serving on the boards of various companies qualify him to serve as a Trustee of the Trust.

The Board has concluded that Patrick Campo should serve as Trustee because of the experience he has gained working in the investment management industry over many years. In particular, Mr. Campo currently serves as the director of certain investment strategies managed by an investment adviser and contributes to the portfolio construction process for all products offered by that investment adviser. In addition, Mr. Campo previously served as partner and head of research for another investment adviser. The knowledge Mr. Campo has gained over these years working in the investment management industry and his day-to-day work in managing investment advisory firms qualify him to serve as Trustee of the Trust.

The Board has concluded that Mr. Ferguson should serve as Trustee because of the experience he has gained working in the financial services and legal industries over the years. In particular, Mr. Ferguson has extensive experience in managing global investment adviser firms, including the management, creation and success of hedge funds. Prior to that, Mr. Ferguson served as a corporate securities and tax attorney assisting and counseling clients with the organization and creation of both domestic and offshore funds. In addition, Mr. Ferguson has served as an officer for two registered investment companies and, in doing so, has gained experience and knowledge regarding the mutual fund industry. Mr. Ferguson’s experience in the financial services, fund and legal industries and his day-to-day work in managing investment advisory firms, qualify him to serve as a Trustee of the Trust.

The Board has concluded that Mr. Stroyman should serve as Trustee because of the experience he has gained working in the financial services and real estate industries. Working as an investment banker early in his career, Mr. Stroyman developed a strong base of knowledge regarding corporate finance, structuring, public and private securities, and company valuations. Through his work in the real estate industry and relationships with large investment management firms, Mr. Stroyman has gained an understanding of sophisticated financial products. He has advised institutional clients including pension funds, endowments and other qualified investors in asset management, risk assessment, and repositioning and disposition of underperforming assets. The knowledge Mr. Stroyman has gained over the years working in the financial services and real estate industries and his value and understanding of fiduciary duties and responsibilities qualify him to serve as Trustee of the Trust.

As of March 31, 2020, none of the Independent Trustees or members of their immediate family, beneficially owned or owned of record securities representing interests in Krane, any sub-adviser or distributor of the Trust, or any person controlling, controlled by or under common control with such persons. For this purpose, “immediate family member” includes an Independent Trustee’s spouse, children residing in the same household and dependents of the Independent Trustee.

Fund Shares Owned by Board Members
The Fund is new and, therefore, as of the date of this SAI, none of the Trustees beneficially owned shares of the Fund. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act.

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As of December 31, 2019, the Trustees beneficially owned the following amounts of shares of other series of the Trust:

Trustee	Funds	Aggregate Dollar Range of Beneficial Ownership of Funds
Patrick Campo	None	None
John Ferguson	None	None
Jonathan Krane	KraneShares Bosera MSCI China A Share ETF	$10,001-$50,000
	KraneShares CSI China Internet ETF	$10,001-$50,000
	KraneShares MSCI Emerging Markets Ex China Index ETF	$1-$10,000
	KraneShares MSCI All China Index ETF	$1-$10,000
	KraneShares Emerging Markets Healthcare Index ETF	$1-$10,000
	KraneShares Electric Vehicles and Future Mobility Index ETF	$1-$10,000
	KraneShares CCBS China Corporate High Yield Bond USD Index ETF	$1-$10,000
	KraneShares Emerging Markets Consumer Technology Index ETF	$1-$10,000
	KraneShares CICC China Leaders 100 Index ETF	$1-$10,000
Matthew Stroyman	KraneShares Bosera MSCI China A Share ETF	$1-$10,000
	KraneShares CSI China Internet ETF	$1-$10,000

“Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act.

Board Compensation
Trustees who are “interested persons” of Krane are not compensated by the Trust for their service as a Trustee. For the fiscal year ended March 31, 2020: (a) Mr. Campo received aggregate compensation from the Trust in the amount of $50,000; (b) Mr. Ferguson received aggregate compensation from the Trust in the amount of $65,000; and (c) Mr. Stroyman received aggregate compensation from the Trust in the amount of $65,000. None of the Trustees accrued or received any retirement or pension benefits.

For the fiscal year ending March 31, 2021, it is expected that the Trustees will receive compensation from the Trust in the amount of $50,000 per year and the Chairman of the Audit Committee and Nominating Committee will each receive an additional $15,000. The Fund bears a proportionate share of Trustee compensation and expenses based on its relative net assets.

INVESTMENT ADVISER

Krane Funds Advisors, LLC (“Krane’ or “Adviser’) serves as investment adviser to the Fund pursuant to an Investment Advisory Agreement between the Trust and Krane (the “Advisory Agreement”). Krane is a Delaware limited liability company registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). Krane’s offices are located at 280 Park Avenue, 32nd Floor, New York, NY 10017.

Under the Advisory Agreement, Krane is responsible for reviewing, supervising and administering the Fund’s investment program and the general management and administration of the Trust. Krane may engage a subadviser to assist it in managing the Fund’s investments, but will be responsible for overseeing any subadvisers. Krane arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. Krane manages the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits its officers and employees to serve as officers or Trustees of the Trust. Under the Advisory Agreement, Krane bears all of its own costs associated with providing advisory services to the Fund. As part of the Advisory Agreement, Krane has contractually agreed to pay all expenses of the Fund, except (i) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes); (ii) expenses of the Fund incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions and short sale dividend or interest expense; (iii) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (iv) Acquired Fund Fees and Expenses; (v) litigation expenses; (vi) the compensation payable to the Adviser under the investment advisory agreement; (vii) compensation and expenses of the Independent Trustees (including any Trustees’ counsel fees); and (viii) any expenses determined to be extraordinary expenses by the Board. Nevertheless, there exists a risk that a Trust service provider will seek recourse against the Trust if is not timely paid by Krane for the fees and expenses for which it is responsible, which could materially adversely affect the Fund.

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Under the Advisory Agreement, the Fund pays Krane the fee shown in the table below, which is calculated daily and paid monthly, at an annual rate based on a percentage of the average daily net assets of the Fund. In addition, under the Advisory Agreement, as compensation for the services provided by Krane in connection with any securities lending-related activities, the Fund pays Krane 10% of the monthly investment income received from the investment of cash collateral and loan fees received from borrowers in respect of securities loans (net of any amounts paid to the custodian and/or securities lending agent or rebated to borrowers).

KFA Value Line ® Dynamic Core Equity Index ETF	0.55%

In addition to the above-described services, to the extent the Fund engages in securities lending, Krane will: (i) determine which securities are available for loan and notify the securities lending agent for the Fund (the "Agent"), (ii) monitor the Agent’s activities to ensure that securities loans are effected in accordance with Krane’s instructions and in accordance with applicable procedures and guidelines adopted by the Board, (iii) make recommendations to the Board regarding the Fund’s participation in securities lending; (iv) prepare appropriate periodic reports for, and seek appropriate periodic approvals from, the Board with respect to securities lending activities, (v) respond to Agent inquiries concerning Agent’s activities, and (vi) such other related duties as Krane deems necessary or appropriate. In addition, Krane may provide additional securities lending-related services as requested by the Trustees from time to time.

Under the Advisory Agreement, while the fees and expenses related to the Fund’s securities lending-related activities reduce the revenues and income of the Fund from such activities, they are not fees and expenses for which Krane is responsible.

Because the Fund had not commenced operations as of the date of this SAI, Krane did not receive any advisory fees or fees from securities lending activities from the Fund during the prior three fiscal years.

The Advisory Agreement with respect to the Fund will continue in effect for two years from its initial effective date, and thereafter is subject to annual approval by (i) the Board of Trustees of the Trust or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance also is approved by a vote of a majority of the Trustees of the Trust who are not interested persons (as defined in the 1940 Act) of the Fund. If the shareholders of the Fund fail to approve the Advisory Agreement, Krane may continue to serve in the manner and to the extent permitted by the 1940 Act and rules and regulations thereunder.

The Advisory Agreement with respect to the Fund is terminable without any penalty, by vote of the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, or by Krane, in each case on not less than sixty (60) days’ prior written notice to the other party; provided that a shorter notice period shall be permitted for the Fund in the event its shares are no longer listed on a national securities exchange or in such other circumstances where the Fund waives such notice period. The Advisory Agreement will terminate automatically and immediately in the event of its “assignment” (as defined in the 1940 Act).

China International Capital Corporation (USA) Holdings Inc., a wholly-owned, indirect subsidiary of China International Capital Corporation Limited owns a majority stake in Krane. As of March 31, 2020, Central Huijin Investment Limited, a mainland Chinese-domiciled entity, held approximately 44.32% of the shares of China International Capital Corporation Limited. Central Huijin Investment Limited is a wholly-owned subsidiary of China Investment Corporation, which is a mainland Chinese sovereign wealth fund. KFA One Holdings, LLC, located at
280 Park Avenue, 32nd Floor, New York, NY 10017
, holds the remaining equity interests in Krane and Jonathan Krane, through his equity interests in KFA One Holdings, LLC, beneficially owns more than 10% of the equity interests in Krane.

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Krane has received “manager of managers” exemptive relief from the SEC that permits Krane, subject to the approval of the Board of Trustees, to appoint a “wholly-owned” or unaffiliated sub-adviser, as defined in the exemptive relief, or to change the terms of a sub-advisory agreement with a “wholly-owned” or unaffiliated sub-adviser without first obtaining shareholder approval. The exemptive order further permits Krane to add or to change a “wholly-owned” or unaffiliated sub-adviser or to change the fees paid to such parties from time to time without the expense and delays associated with obtaining shareholder approval of the change and to disclose sub-advisers’ fees only in the aggregate in its registration statement. Any increase in the aggregate advisory fee paid by any Fund remains subject to shareholder approval. Krane continues to have ultimate responsibility (subject to oversight by the Board of Trustees) to oversee the sub-advisers and recommend their hiring, termination, and replacement. The Fund will notify shareholders of any change of the Fund sub-adviser.

INVESTMENT SUB-ADVISER

The Adviser has retained Lee Capital Management LP (“Lee Capital Management” or “Sub-Adviser”), 100 Constitution Plaza, Suite 700, Hartford CT 06103, to provide non-discretionary sub-advisory services to the Fund, which will include research and portfolio modeling services related to the Fund’s investments and the monitoring of such investments. Lee Capital Management was established in 2014 and is registered with the SEC as a registered investment advisor under the Investment Advisors Act of 1940. Lee Capital Management provides discretionary investment advisory services for separately managed accounts (“separate accounts”) and ERISA qualified collective investment trusts as well as non-discretionary investment advisory services to investment advisers, corporations and other registered investment advisers.

Krane has entered into a Sub-Advisory Agreement with Lee Capital Management pursuant to which Krane will pay Lee Capital Management twenty-five percent (25%) of the Net Revenue received by Krane from the Fund. For any monthly calculation period in which net assets average $150 million or more, Krane will pay Lee Capital Management thirty percent (30%) of the Net Revenue received by Krane from the Fund. Net Revenue is defined for these purposes as gross revenue under Schedule A of the Advisory Agreement minus gross fund-related expenses (including any waiver by Krane of its compensation under the Advisory Agreement and any reimbursements by Krane of the Fund’s expenses).

The Sub-Advisory Agreement will automatically terminate if assigned, and may be terminated without penalty at any time: (1) by Krane upon sixty (60) days’ written notice to Lee Capital Management; (2) by a vote of a majority of the Trustees or by a vote of a majority of the outstanding voting securities of the Fund upon (60) days’ written notice to Lee Capital Management; (3) by Lee Capital Management upon sixty (60) days’ written notice to the Board and Krane; or immediately upon written notice by Krane or Lee Capital Management if (A) the license, approval, authorization or consent held by Krane or Lee Capital Management which is required for the performance of its obligations under the Sub-Advisory Agreement and which has been granted or given by any relevant regulatory authority, is terminated or suspended; (B) Krane or Lee Capital Management commits a material breach of the Sub-Advisory Agreement that is uncured within thirty (30) days of notice; (C) any step is taken with a view to the winding up, bankruptcy or administration of Krane or Lee Capital Management; (D) any adverse finding is made in respect of, or official sanction imposed on, Krane or Lee Capital Management by any relevant regulatory authority which would be likely to affect its ability to perform its obligations under the Sub-Advisory Agreement; or (E) a relevant regulatory authority has held, or is likely to hold, Krane or Lee Capital Management to be in breach of any regulatory or other duties in relation to the Sub-Advisory Agreement. After an initial period of two years, the Sub-Advisory Agreement will continue in effect provided that annually such continuance is specifically approved by a vote of the Trustees, including the affirmative votes of a majority of the Trustees who are not parties to the Sub-Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any such party, cast at a meeting called for the purpose of considering such approval, or by the vote of shareholders.

Because the Fund had not commenced operations as of the date of this SAI, Krane did not pay Lee Capital Management any sub-advisory fees during the prior three fiscal years.

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PORTFOLIO MANAGERS

James Maund, Head of Capital Markets at the Adviser, has served as the lead portfolio manager of the Fund since its inception in 2020. He joined the Adviser in 2020 and has over 15 years of experience in the investment management industry. Previously, he was a Vice President in the Institutional ETF Group and a member of the ETF Capital Markets Group at State Street Global Advisors (2010-2019); and an ETF trader at Goldman Sachs & Co (2005-2010). Mr. Maund graduated with a bachelor’s degree in economics from Wesleyan University.

Jonathan Shelon, Chief Operating Officer of the Adviser, also serves as a portfolio manager of the Fund and supports Mr. Maund and Krane’s investment team with respect to the Fund. Mr. Shelon has been a portfolio manager of the Fund since its inception in 2020. Mr. Shelon joined Krane in 2015 a Managing Partner. Mr. Shelon has spent the majority of his career managing investment portfolios and diverse teams at leading asset management organizations. Prior to joining Krane, he was the Chief Investment Officer of a 40-person global Specialized Strategies Team at J.P. Morgan with $40 billion AUM. Prior to joining J.P. Morgan, Mr. Shelon spent ten years as a portfolio manager at Fidelity Investments where he was responsible for the investment performance, process and evolution of their target-date strategies for retirement savings, college savings and income generation.

Portfolio Manager Fund Ownership.
The Fund is required to show the dollar range of each portfolio manager’s “beneficial ownership” of shares of the Fund as of the end of the most recently completed fiscal year. The Fund had not yet commenced operations as of the date of this SAI. Therefore, Messrs. Maund and Shelon did not beneficially own any shares of the Fund as of that date.

Other Accounts.
The portfolio managers are responsible for the day-to-day management of certain other accounts, as follows:

Krane’s Portfolio Managers
Name	Registered Investment Companies*		Other Pooled Investment Vehicles*		Other Accounts*
	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)
James Maund*	14	$3,345.55	5	$205.91	0	$ 0
Jonathan Shelon*	14	$3,345.55	5	$205.91	0	$0

*
The information provided is as of September 30, 2020. None of the accounts paid advisory fees based on the performance of the accounts.

Portfolio Manager Compensation

The portfolio managers receive a fixed base salary and incentive awards based on the profitability of Krane and the satisfaction of the account objectives. The potential conflicts of interest arising with respect to each portfolio manager’s compensation are relatively limited because the Fund seeks to track the performance of the underlying index, which makes it unlikely, but not impossible, that the portfolio manager would take undue risks in investing the Fund’s assets to increase performance. Nevertheless, to the extent a portfolio manager would derive additional compensation from managing other accounts, the portfolio manager may be motivated to favor the other accounts.

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Description of Material Conflicts of Interest

A portfolio manager’s management of “other accounts” may give rise to potential conflicts of interest in connection with his management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Fund. Therefore, a potential conflict of interest may arise as a result of the similar investment objectives, whereby the portfolio manager could favor one account over another. Another potential conflict could include the portfolio manager’s knowledge of the size, timing and possible market impact of the Fund’s trades, whereby the portfolio manager could use this information to the advantage of other accounts, including personal trading, and to the disadvantage of the Fund. However, Krane has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated. Krane monitors and limits personal trading in accordance with its Code of Ethics, as described below.

CODES OF ETHICS

The Trust, Krane and Sub-Adviser have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Codes of Ethics apply to the personal investing activities of trustees, directors, officers and certain employees (“access persons”). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Codes of Ethics, access persons are permitted to engage in personal securities transactions (including investments in securities that may be purchased and held by the Fund), but are required to report their personal securities transactions for monitoring purposes. Each Code of Ethics is on file with the SEC and is available to the public.

PROXY VOTING POLICY

The Trust has adopted the proxy voting policies of Krane, a summary of which is set forth in the appendix to this SAI. The Trust is required to disclose annually the Fund’s complete proxy voting record on Form N-PX covering the period from July 1 of one year through June 30 of the next and to file Form N-PX with the SEC no later than August 31 of each year. The Form N-PX is available, or will be available, at no charge upon request by calling 1.855.857.2638. The Fund’s Form N-PX is also available or will be available, on the SEC’s website at www.sec.gov.

ADMINISTRATOR

SEI Investments Global Funds Services (the “Administrator”) serves as administrator for the Fund. SEI Investments Management Corporation (“SIMC”), a wholly-owned subsidiary of SEI Investments Company (“SEI Investments”), is the owner of all beneficial interest in the Administrator. The principal address of the Administrator is One Freedom Valley Drive, Oaks, Pennsylvania 19456. Under an Amended and Restated Administration Agreement with the Trust dated July 9, 2014, as amended (the “Administration Agreement”), the Administrator provides necessary administrative and accounting services for the maintenance and operations of the Trust and the Fund. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such services.

For its services under the Administration Agreement, the Administrator is entitled to a fee, based on assets under management, subject to a minimum fee. The Administrator may be reimbursed by the Fund for its out-of-pocket expenses. The Advisory Agreement provides that Krane will pay certain operating expenses of the Trust, including the fees due to the Administrator under the Administration Agreement.

CUSTODIAN AND TRANSFER AGENT

Brown Brothers Harriman & Co. (“BBH”) serves as custodian and transfer agent for the Trust.  The principal address of BBH is 50 Post Office Square, Boston, Massachusetts 02110.  Under the Custodian and Transfer Agent Agreement with the Trust dated December 12, 2012, BBH, in its capacity as custodian, maintains in separate accounts cash, securities and other assets of the Fund, keeps all necessary accounts and records, and provides other services. BBH is required, upon the order of the Trust, to deliver securities held by it, in its capacity as custodian, and to make payments for securities purchased by the Trust for the Fund.

Under the Custodian and Transfer Agent Agreement, foreign securities held by the Fund are generally held by sub-custodians in BBH’s sub-custodian network.

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BBH further acts as a transfer agent for the Trust’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust, under the Custodian and Transfer Agent Agreement.  The Advisory Agreement provides that Krane will pay certain operating expenses of the Trust, including the fees due to BBH under the Custodian and Transfer Agent Agreement.

SECURITIES LENDING ARRANGEMENTS

BBH serves as the securities lending agent for the Trust.  The principal address of BBH is 50 Post Office Square, Boston, Massachusetts 02110.  As the securities lending agent, BBH, among other matters, negotiates the specific loan terms for the Fund to loan their securities and receive compensation therefor, arranges for deliveries of securities and collateral under the securities lending program, and effects the investment of cash collateral received in connection with loaned securities, all as specified in the Securities Lending Agency Agreement and within the parameters established under the Trust’s securities lending program. BBH is authorized to lend Fund securities only to such borrowers as have been approved by the Trust or Krane

Because the Fund has not commenced operations, it has not begun lending securities.

DISTRIBUTOR AND DISTRIBUTION ARRANGEMENTS

SEI Investments Distribution Co., a wholly-owned subsidiary of SEI Investments, and an affiliate of the Administrator, serves as Distributor for the Trust. The principal address of the Distributor is One Freedom Valley Drive, Oaks, Pennsylvania 19456. The Distributor has entered into an Amended and Restated Distribution Agreement with the Trust dated July 9, 2014, (the “Distribution Agreement”) pursuant to which it distributes shares of the Fund. The Distribution Agreement will continue for two years from its effective date and is renewable annually. Shares are continuously offered for sale by the Fund through the Distributor only in Creation Units, as described in the Prospectus and below in the “Creation and Redemption of Creation Units” section. Shares in less than Creation Units are not distributed by the Distributor. The Distributor is a broker-dealer registered under the 1934 Act and a member of the Financial Industry Regulatory Authority (“FINRA”). The Distributor is not affiliated with Krane, the Sub-Adviser, or any national securities exchange.

The Distribution Agreement provides that it may be terminated at any time, without the payment of any penalty: (i) by a vote of a majority of the independent Trustees; (ii) by a vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund; or (iii) on at least thirty (30) days’ prior written notice to the other party. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor also may enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of shares. Such Soliciting Dealers also may be Authorized Participants (as defined below) or DTC Participants (as defined below).

Distribution Plan.
The Fund has adopted a Distribution Plan applicable to the Fund’s shares. Under the Distribution Plan, the Distributor, or designated service providers, may receive up to 0.25% of the Fund’s assets attributable to shares as compensation for distribution services pursuant to Rule 12b-1 of the 1940 Act. Distribution services may include: (i) services in connection with distribution assistance, or (ii) payments to financial institutions and other financial intermediaries, such as broker-dealers, fund “supermarkets” and the Distributor’s affiliates and subsidiaries, as compensation for services or reimbursement of expenses incurred in connection with distribution assistance. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Fund), promotional and incentive programs, and such other marketing expenses that the Distributor may incur. The plan is a compensation plan, which means that the Distributor is compensated regardless of its expenses, as opposed to a reimbursement plan which reimburses only for expenses incurred.

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No distribution fees are currently charged to the Fund and there are currently no plans to impose these fees. The Plan was adopted in order to permit the implementation of the Fund’s method of distribution. In the event that 12b-1 fees are charged in the future, because the Fund pays these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment in the Fund.

The Plan will remain in effect for a period of one year and is renewable from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Trustees and (2) by a vote of the majority of those Independent Trustees who have no direct or indirect financial interest in the Plan (“Rule 12b-1 Trustees”). The Plan may not be amended to increase materially the amount of fees that may be paid by the Fund under the Plan unless such amendment is approved by a 1940 Act majority vote of the outstanding shares and by the Fund’s Trustees in the manner described above. The Plan is terminable with respect to the Fund at any time by a vote of a majority of the Rule 12b-1 Trustees or by a 1940 Act majority vote of the outstanding shares.

Intermediary Compensation.
Krane, the Sub-Adviser and/or their affiliates, out of their own resources and not out of the Fund’s assets (
i.e.
, without additional cost to the Fund or its shareholders), may pay certain broker dealers, banks and other financial intermediaries (“Intermediaries”), to the extent permitted by applicable law, for certain activities related to the Fund, including marketing and education support and the sale of the Fund’s shares. These arrangements are sometimes referred to as “revenue sharing” arrangements. Revenue sharing arrangements are not financed by the Fund and, thus, do not result in increased Fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of the Fund’s Prospectus and they do not change the price paid by investors for the purchase of the Fund’s shares or the amount received by a shareholder as proceeds from the redemption of shares of the Fund.

Such compensation may be paid to Intermediaries that provide services to the Fund, including marketing and education support (such as through conferences, webinars and printed communications). Such compensation may also be paid to Intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs. Krane periodically assesses the advisability of continuing to make these payments.

Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your adviser, broker or other investment professional, if any, may also be significant to such adviser, broker or investment professional. Because an Intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. For example, these financial incentives may cause the Intermediary to recommend the Fund over other investments. The same conflict of interest exists with respect to your financial adviser, broker or investment professionals if he or she receives similar payments from his or her Intermediary firm.

Intermediary information is current only as of the date of this SAI. Please contact your adviser, broker or other investment professional for more information regarding any payments his or her Intermediary firm may receive. Any payments made by Krane, the Sub-Adviser and/or their affiliates to an Intermediary may create an incentive for the Intermediary to encourage customers to buy shares of the Fund.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The Fund has not yet commenced operations as of the date of this SAI, and, therefore, there were no public shareholders of the Fund as of the date of this SAI. Krane will own the initial shares issued by the Fund and can thus approve any matter requiring shareholder approval.

EXCHANGE LISTING AND TRADING

A discussion of exchange listing and trading matters associated with an investment in the Fund is contained in the Prospectus. The discussion below supplements, and should be read in conjunction with, such sections of the Prospectus.

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The shares of the Fund are listed and traded on the Exchange identified on the cover of this SAI at prices that may differ from the Fund’s NAV. There can be no assurance that the Exchange requirements necessary to maintain the listing of the shares of the Fund will continue to be met. The Exchange may, but is not required to, remove the shares of the Fund from listing if, among other matters: (i) following the initial 12-month period beginning at the commencement of trading of the Fund, there are fewer than fifty (50) Beneficial Owners (as that term is defined below) of the shares of the Fund for thirty (30) or more consecutive trading days; (ii) the value of the underlying index is no longer calculated or available; or (iii) such other event shall occur or condition exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the shares of the Fund from listing and trading upon termination of the Fund.

Trading prices of Shares on the Exchange may differ from the Fund’s daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares. To provide additional information regarding the indicative value of Shares, the Exchange or a market data vendor disseminates information every 15 seconds through the facilities of the Consolidated Tape Association, or other widely disseminated means, an updated IIV for Shares as calculated by an information provider or market data vendor. The Fund is not involved in or responsible for any aspect of the calculation or dissemination of the IIVs and makes no representation or warranty as to the accuracy of the IIVs. The IIV should not be viewed as a “real-time” update of the Fund’s NAV because the IIV may not be calculated in the same manner as the NAV, which is computed only once a day, typically at the end of the business day. The calculation of the IIV is based on the basket of Deposit Securities, if any, and either a designated amount of U.S. cash or other instruments with a readily ascertainable market value, where such cash or other investments represent the Fund’s portfolio holdings that cannot be transacted in kind. The IIV may not represent the best possible valuation of the Fund’s portfolio because the basket of Deposit Securities does not necessarily reflect the precise composition of the current Fund portfolio at a particular point in time and does not include a reduction for the fees, operating expenses, or transaction costs incurred by the Fund. In addition, to the extent that the performance of the cash or other instruments varies from the performance of the portfolio holdings represented, the IIV is likely to vary from the Fund’s actual NAV.

As in the case of other stocks traded on the Exchange, broker’s commissions on purchases or sales of shares in market transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

BOOK ENTRY ONLY SYSTEM

The information below supplements and should be read in conjunction with the section in the Prospectus entitled “Shareholder Information.”

The Depository Trust Company (“DTC”) acts as securities depository for the Fund’s shares. Shares of the Fund are represented by securities registered in the name of the DTC or its nominee, Cede & Co., and deposited with, or on behalf of, the DTC.

The DTC, a limited-purpose trust company, was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities’ certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own the DTC. More specifically, the DTC is owned by a number of its DTC Participants and by the Exchange, and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by the DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in shares.

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Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and the DTC, the DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of the Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to the DTC or its nominee, Cede & Co., as the registered holder of all shares. The DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of the Fund as shown on the records of the DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between the DTC and DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

The DTC may decide to discontinue providing its service with respect to shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for the DTC to perform its functions at a comparable cost.

BROKERAGE TRANSACTIONS

Krane assumes general supervision over placing orders on behalf of the Fund for the purchase and sale of portfolio securities.

Although Krane strives to obtain the best net price under prevailing circumstances surrounding each trade, the determinative factor is whether a transaction represents the best overall execution for the Fund and not whether the lowest possible transaction cost is obtained. Krane considers the full range and quality of a broker-dealer’s servicing in selecting the broker to meet best execution obligations, and may not pay the lowest transaction cost available. Krane reviews trading to ensure best execution, operational performance, and reasonable commission rates. Order flow may go through traditional broker-dealers, but may also be executed on an Electronic Communication Network, Alternative Trading System or other execution system.

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Where multiple broker-dealers are available to execute portfolio transactions, in selecting the brokers or dealers for any transaction in portfolio securities, Krane or the Sub-Adviser’s policy is to make such selection based on factors deemed relevant, which may include the breadth of the market in the security; the price of the security; the reasonableness of the commission or mark-up or mark-down, if any; execution capability; settlement capability; back office efficiency; and the financial condition of the broker or dealer, both for the specific transaction and on a continuing basis. The overall reasonableness of brokerage commissions paid or spreads is evaluated by Krane generally based upon its knowledge of available information as to the general level of commissions paid or spreads by other institutional investors for comparable services. Brokers or dealers may also be selected because of their ability to handle special or difficult executions, such as may be involved in large block trades, less liquid securities, broad distributions, or other circumstances. Krane may also consider the provision or value of research, products or services a broker or dealer may provide, if any, as a factor in the selection of a broker or dealer or the determination of the reasonableness of commissions paid in connection with portfolio transactions. The Trust has adopted policies and procedures that prohibit the consideration of sales of the Fund’s shares as a factor in the selection of a broker or a dealer to execute its portfolio transactions.

When one or more broker-dealers is believed capable of providing the best combination of price and execution, a broker-dealer need not be selected based solely on the lowest commission rate available for a particular transaction. In such cases, Krane may pay a higher commission than otherwise obtainable from other brokers in return for brokerage research services provided to Krane consistent with Section 28(e) of the Securities Exchange Act of 1934 (the “Exchange Act”). Section 28(e) provides that Krane may cause the Fund to pay a broker-dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged as long as Krane makes a good faith determination that the amount of commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer. To the extent Krane obtains brokerage and research services that it otherwise would acquire at its own expense, Krane may have incentive to place a greater volume of transactions or pay higher commissions than would otherwise be the case.

The types of products and services that Krane may obtain from broker-dealers through such arrangements may include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. Krane may use products and services provided by brokers in servicing all of its client accounts and not all such products and services may necessarily be used in connection with the account that paid commissions to the broker-dealer providing such products and services. Any advisory or other fees paid to Krane are not reduced as a result of the receipt of brokerage and research services.

In some cases, Krane may receive a product or service from a broker that has both a “research” and a “non-research” use. When this occurs, Krane will make a good faith allocation between the research and non-research uses of the product or service. The percentage of the service that is used for research purposes may be paid for with brokerage commissions, while Krane will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, Krane faces a potential conflict of interest, but Krane believes that its allocation procedures are reasonably designed to appropriately allocate the anticipated use of such products and services to research and non-research uses.

The Trust has adopted policies and procedures that prohibit the consideration of sales of the Fund’s shares as a factor in the selection of a broker or a dealer to execute its portfolio transactions.

Brokerage transactions may be conducted through “affiliated brokers or dealers,” as defined in rules under the 1940 Act. An affiliated broker-dealer will receive compensation from the Fund in connection with the Fund’s portfolio investment transactions conducted through them. This arrangement may present actual or perceived conflicts of interest, but the 1940 Act permits commissions to be paid by a fund to an “affiliated broker or dealer” if such commissions do not exceed the usual and customary broker’s commission. Accordingly, the Fund has adopted compliance policies and procedures to permits such trades so long as, among other matters, the commissions paid to an affiliated broker-dealer are, in the judgment of the Krane or the subadviser (if applicable), reasonable and fair as compared to the commissions charged by other brokers in connection with comparable transactions involving similar securities.

An affiliated broker-dealer may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Fund and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Fund. Such activities could affect the prices and availability of the securities, currencies, and instruments in which the Fund invests, which could have an adverse impact on the Fund’s performance. Such transactions for an affiliated broker-dealers other client accounts will be executed independently of the Fund’s transactions and thus at prices or rates that may be more or less favorable than those obtained by the Fund. As a result, the affiliated broker-dealer may compete with the Fund for appropriate investment opportunities.

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Brokerage Commissions

Because the Fund had not commenced operations as of the date of this SAI, the Fund did not pay any brokerage commissions during the three prior fiscal years.

Directed Brokerage

Because the Fund had not commenced operations as of the date of this SAI, the Fund did not pay any brokerage commissions pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to Krane during the prior fiscal year.

Affiliated Brokers

Because the Fund had not commenced operations as of the date of this SAI, the Fund did not pay any brokerage commissions to any affiliated brokers during the three prior fiscal years.

Regular Broker-Dealers

The Fund is required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) which the Fund may hold at the close of its most recent fiscal year. “Regular brokers or dealers” of the Fund are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Fund’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Fund; or (iii) sold the largest dollar amounts of the Fund’s shares.

Because the Fund had not commenced operations as of the date of this SAI, the Fund did not own any securities of their “regular broker-dealers” as of that time.

Portfolio Turnover
Portfolio turnover may vary from year to year, as well as within a year, and generally relates to changes in the underlying index. High turnover rates are likely to result in comparatively greater brokerage expenses or dealer mark-ups and other transaction costs. The overall reasonableness of brokerage commissions is evaluated by Krane based upon their knowledge of available information as to the general level of commissions and spreads paid or incurred by the other institutional investors for comparable services.

Because the Fund had not commenced operations as of the date of this SAI, the Fund does not have portfolio turnover information for the prior fiscal year to report.

CREATION AND REDEMPTION OF CREATION UNITS

Except as otherwise noted below, the following applies to any Fund covered by this SAI:

General
The Trust issues and redeems shares of the Fund only in Creation Units on a continuous basis through the Distributor, without a sales load but subject to the transaction fees described below, at the NAV next determined after receipt, on any Business Day (as defined below), of an order in proper form. A “Business Day”, as used herein, is any day on which the New York Stock Exchange (“NYSE”) is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

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Currently, the number of shares that constitutes a Creation Unit is 50,000 shares. The Board reserves the right to declare a split or a consolidation in the number of shares outstanding of the Fund, and to make changes in the number of shares constituting a Creation Unit, including in the event that the per share price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Board.

Creation Units may be purchased and redeemed only by or through a DTC Participant that has entered into an Authorized Participant Agreement with the Distributor (an “Authorized Participant”). Such Authorized Participant will agree, pursuant to the terms of such Authorized Participant Agreement and on behalf of itself or any investor on whose behalf it will act, to certain conditions, including those set forth below, the Authorized Participant Agreement and the handbook governing the Authorized Participants. Investors who are not Authorized Participants must make appropriate arrangements with an Authorized Participant to purchase or redeem Creation Units. Investors should be aware that their particular broker may not be a DTC Participant or may not have executed an Authorized Participant Agreement with the Distributor and that Creation Unit orders may have to be placed by the investor’s broker through an Authorized Participant. As a result, orders placed through an Authorized Participant may result in additional charges to such investor. A list of current Authorized Participants may be obtained from the Distributor.

Investors who are not Authorized Participants may purchase and sell shares of the Fund on the secondary market.

Because the portfolio securities of the Fund may trade on days that the Exchange is closed or are otherwise not Business Days for the Fund, shareholders may not be able to purchase or redeem their shares of the Fund, or purchase or sell shares of the Fund on the Exchange, on days when the NAV of the Fund could be significantly affected by events in the relevant non-U.S. markets.

Purchases of Creation Units

The consideration for the purchase of Creation Units of the Fund consists of an in-kind deposit of a designated portfolio of securities (or cash for all or any portion of such securities (“Deposit Cash”) (collectively, the “Deposit Securities”) and the Cash Component, which is an amount equal to the difference between the aggregate NAV of a Creation Unit and the Deposit Securities. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit.”

The Custodian or the Administrator makes available through the National Securities Clearing Corporation (“NSCC”) on each Business Day, prior to the opening of regular trading on the Exchange, the list of names and the required number of shares of each Deposit Security and Deposit Cash, as applicable, and the estimated amount of the Cash Component to be included in the current Fund Deposit. Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect purchases of Creation Units of the Fund until such time as the next-announced Fund Deposit is made available. The means by which the Deposit Securities and Cash Component are to be delivered by the Authorized Participant to the Fund are set forth in the Authorized Participant Agreement and the handbook governing the Authorized Participants, except to the extent the Distributor and the Authorized Participant otherwise agree. Fund shares will be settled through the DTC system.

The identity and number of shares of the Deposit Securities change pursuant to, among other matters, changes in the composition of the Fund’s portfolio and as rebalancing adjustments and corporate action events are reflected from time to time. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities constituting the Fund’s Underlying Index.

The Trust reserves the right to permit or require the substitution of an amount of cash to replace any Deposit Security: (i) if, on a given Business Day, the Fund announces before the open of trading that all purchases on that day will be made entirely in cash; (ii) if, upon receiving a purchase order from an Authorized Participant, the Fund determines to require the purchase to be made entirely in cash; (iii) if, on a given Business Day, the Fund requires all Authorized Participants purchasing shares on that day to deposit cash in lieu of some or all of the Deposit Securities solely because: (a) such instruments are not eligible for transfer through either the NSCC or DTC systems; or (b) such instruments are not eligible for trading due to local trading restrictions, local restrictions on securities transfers or other similar circumstances; or (iv) if the Fund permits an Authorized Participant to deposit cash in lieu of some or all of the Deposit Securities solely because: (a) such instruments are not available in sufficient quantity; or (b) such instruments are not eligible for trading by an Authorized Participant or the investor on whose behalf the Authorized Participant is acting (together, “Custom Orders”).

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The Trust also reserves the right to include or remove Deposit Securities from the Fund Deposit for one or more of the following reasons: (i) in the case of bonds, for minor differences when it is impossible to break up bonds beyond certain minimum sizes needed for transfer and settlement; (ii) for minor differences when rounding is necessary to eliminate fractional shares or lots that are not tradeable round lots; (iii) TBA Transactions, short positions and other positions that cannot be transferred in-kind, including instruments that can be transferred in-kind only with the consent of the original counterparty; (iv) to the extent the Fund determines, on a given Business Day, to use a representative sampling of the Fund’s portfolio; or (v) for temporary periods, to effect changes in the Fund’s portfolio as a result of the rebalancing of its Underlying Index.

Cash purchases of Creation Units will be effected in essentially the same manner as in-kind purchases. The Authorized Participant will pay the cash equivalent of the Deposit Securities as Deposit Cash plus or minus the same Cash Component.

Krane or the Sub-Adviser, as applicable, on behalf of the Fund, will convert subscriptions that are made in whole or in part in cash into the relevant foreign currency prior to investment at the applicable exchange rate and subject to the applicable spread. Those purchasing Creation Units of the Fund bear the risk associated with changes in the currency exchange rate between the time they place their order and the time that the Fund converts any cash received into foreign investments.

Placement of Purchase Orders

To initiate an order for a Creation Unit, an Authorized Participant must submit to the Distributor an irrevocable order in proper form to purchase shares of the Fund generally between 4:15 p.m. and 5:00 p.m. Eastern Time. Authorized Participants may also submit to the Distributor an irrevocable order in proper form to purchase shares of the Fund generally anytime on a Business Day, except from 4:00 p.m. to 4:15 Eastern Time, but orders submitted on a Business Day before 4:00 p.m. Eastern Time will normally be charged the maximum transaction fees and Authorized Participants are encouraged to submit orders generally between 4:15 p.m. and 5:00 p.m. Eastern Time. For a purchase order to be processed based on the NAV calculated on a particular Business Day, the purchase order must be received in proper form and accepted by the Trust prior to the time as of which the NAV is calculated (“Cutoff Time”). Investors who are not Authorized Participants and seek to place a purchase order for a Creation Unit through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Distributor by the Cutoff Time on such Business Day.
Custom Orders must be received in proper form and accepted by the Trust at least two hours prior to Cutoff Time.

The Authorized Participant Agreement and the handbook governing the Authorized Participants set forth the different methods whereby Authorized Participants can submit purchase orders. A purchase order is considered to be in “proper form” if a request in a form satisfactory to the Fund is (1) received by the Distributor from an Authorized Participant on behalf of itself or another person within the time period set above, and (2) all the procedures and other requirements applicable to the method used by the Authorized Participant to submit the purchase order, such as, in the case of purchase orders submitted through the Distributor’s website, the completion of all required fields, and otherwise set forth in the Authorized Participant Agreement and handbook governing the Authorized Participants are properly followed.

Creation Unit orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor. Economic or market disruptions or changes, or telephone or other communication failure, may impede transmissions between the Distributor and an Authorized Participant. Orders to create shares of the Fund that are submitted on the Business Day immediately preceding a holiday or a day (other than a weekend) when the securities markets in a foreign market in which the Fund may invest are closed may not be accepted or may be charged the maximum transaction fee. The Distributor, in its discretion, may permit the submission of orders and requests by or through an Authorized Participant via communication through the facilities of the Distributor’s proprietary website maintained for this purpose. A Purchase order, if accepted by the Trust, will be processed based on the NAV as of the next Cutoff Time.

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Acceptance of Orders for, and Issuance of, Creation Units

All questions as to whether an order has been submitted in proper form and the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Fund and the Fund’s determination shall be final and binding.

The Fund reserves the absolute right to reject or revoke acceptance of a creation order, including if (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (iii) the Deposit Securities delivered do not conform to the identity and number of shares specified; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would, in the discretion of the Fund or Krane, have an adverse effect on the Fund or the rights of Beneficial Owners; or (vii) circumstances outside the control of the Fund, the Distributor and Krane make it impracticable to process purchase orders. The Distributor shall notify a prospective purchaser of a Creation Unit and/or the Authorized Participant acting on behalf of such purchaser of the rejection or revocation of acceptance of such order. The Fund, the Custodian, the sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for failure to give such notification.

Except as provided in the following paragraph, a Creation Unit will not be issued until the transfer of good title to the Fund of the Deposit Securities and the payment of the Cash Component, Deposit Cash and creation transaction fees have been completed. In this regard, the Custodian will require, prior to the issuance of a Creation Unit, that the sub-custodian confirm to the Custodian that the Deposit Securities have been delivered to the account of the Fund at the sub-custodian(s). If the Fund does not receive the foregoing by the time specified herein the Creation Unit may not be delivered or the purchase order may ultimately be rejected.

The Fund may issue Creation Units to an Authorized Participant, notwithstanding the fact that all Deposit Securities have not been received, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant’s delivery and maintenance of collateral having a value of up to 115% of the value of the missing Deposit Securities. The only collateral that is acceptable is cash in U.S. dollars. Such cash collateral must be delivered no later than 2:00 p.m., Eastern Time on the contractual settlement date of the Creation Unit(s). The Fund may buy the missing Deposit Securities at any time, and the Authorized Participant will be liable for any shortfall between the cost to the Fund of purchasing such securities and the cash collateral. In addition, the cash collateral may be invested at the risk of the Authorized Participant, and any income on invested cash collateral will be paid to that Authorized Participant. Information concerning the Fund’s current procedures for collateralization of missing Deposit Securities is available from the Distributor.

In certain cases, an Authorized Participant may create and redeem Creation Units on the same trade date. In these instances, the Fund reserves the right to settle these transactions on a net basis or require a representation from the Authorized Participant that the creation and redemption transactions are for separate Beneficial Owners.

Once the Fund has accepted a purchase order, upon the next determination of the NAV of the shares, the Fund may confirm the issuance of a Creation Unit, against receipt of payment, at such NAV. The Distributor will then transmit a confirmation of acceptance to the Authorized Participant that placed the order. Creation Units typically are settled on a “T+2 basis” (i.e., two Business Days after trade date), subject to certain exceptions. However, the Fund reserves the right to settle Creation Unit transactions on a basis other than T+2, including in order to accommodate non-U.S. market holiday schedules, closures and settlement cycles, and to account for different treatment among non-U.S. and U.S. markets of dividend record dates and ex-dividend dates.

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Creation Transaction Fees

A standard creation transaction fee is imposed to offset transfer and other costs associated with the issuance of Creation Units. The standard creation transaction fee is charged to the Authorized Participant on the day such Authorized Participant creates a Creation Unit, and is the same, regardless of the number of Creation Units purchased by the Authorized Participant on the applicable Business Day.

The Authorized Participant may also be required to pay a variable transaction fee (up to the maximum amount shown in the table below) to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses. Authorized Participants will also bear the costs of transferring the Deposit Securities, including any stamp duty or other similar fees and expenses. Investors who use the services of a broker or other financial intermediary may be charged a fee for such services.

The standard creation transaction fee and maximum variable transaction fee for a Creation Unit are set forth below:

FUND	STANDARD TRANSACTION FEE	MAXIMUM VARIABLE TRANSACTION FEE*
KFA Value Line ® Dynamic Core Equity Index ETF	$700	2.00%
* As a percentage of the Creation Unit(s) purchased.

The Adviser may adjust the transactions fees from time to time based on actual experience.

Redemptions of Creation Units

The consideration paid by the Fund for the redemption of Creation Units consists of an in-kind basket of a designated portfolio of securities (or cash for all or any portion of such securities (“Redemption Cash”)) (collectively, the “Fund Securities”) and the Cash Component, which is an amount equal to the difference between the aggregate NAV of a Creation Unit and the Fund Securities. Together, the Fund Securities and the Cash Component constitute the “Fund Redemption.”

The Custodian or the Administrator makes available through NSCC on each Business Day, prior to the opening of regular trading on the Exchange, the list of names and the number of shares of the Fund Security and Redemption Cash, as applicable, and the estimated amount of the Cash Component to be included in the current Fund Redemption. Such Fund Redemption is applicable, subject to any adjustments as described below, for redemptions of Creation Units of the Fund until such time as the next-announced Fund Redemption is made available. The delivery of Fund shares will be settled through the DTC system. The means by which the Fund Securities and Cash Component are to be delivered to the Authorized Participant by the Fund are set forth in the Authorized Participant Agreement and the handbook governing the Authorized Participants, except to the extent the Distributor and the Authorized Participant otherwise agree.

The identity and number of shares of the Fund Securities change pursuant to, among other matters, changes in the composition of the Fund’s portfolio and as rebalancing adjustments and corporate action events are reflected from time to time. The composition of the Fund Securities may also change in response to adjustments to the weighting or composition of the component securities constituting the Fund’s Underlying Index and may not be the same as the Deposit Securities.

The Trust reserves the right to permit or require the substitution of an amount of cash to replace any Redemption Security: (i) if, on a given Business Day, the Fund announces before the open of trading that all redemptions on that day will be made entirely in cash; (ii) if, upon receiving a redemption order from an Authorized Participant, the Fund determines to require the redemption to be made entirely in cash; (iii) if, on a given Business Day, the Fund requires all Authorized Participants redeeming shares on that day to receive cash in lieu of some or all of the Fund Securities solely because: (a) such instruments are not eligible for transfer through either the NSCC or DTC systems; or (b) such instruments are not eligible for trading due to local trading restrictions, local restrictions on securities transfers or other similar circumstances; or (iv) if the Fund permits an Authorized Participant to receive cash in lieu of some or all of the Fund Securities solely because: (a) such instruments are not eligible for trading by an Authorized Participant or the redeemer on whose behalf the Authorized Participant is acting; or (b) a shareholder would be subject to unfavorable income tax treatment if the shareholder receives redemption proceeds in kind (together, “Custom Orders”).

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The Trust also reserves the right to include or remove Fund Securities from the Fund Redemption for one or more of the following reasons: (i) in the case of bonds, for minor differences when it is impossible to break up bonds beyond certain minimum sizes needed for transfer and settlement; (ii) for minor differences when rounding is necessary to eliminate fractional shares or lots that are not tradeable round lots; (iii) TBA Transactions, short positions and other positions that cannot be transferred in-kind, including instruments that can be transferred in-kind only with the consent of the original counterparty; (iv) to the extent the Fund determines, on a given Business Day, to use a representative sampling of the Fund’s portfolio; or (v) for temporary periods, to effect changes in the Fund’s portfolio as a result of the rebalancing of its Underlying Index.

Cash redemptions of Creation Units will be effected in essentially the same manner as in-kind redemptions. The Authorized Participant will receive the cash equivalent of the Fund Securities as Redemption Cash plus or minus the same Cash Component.

Krane or the sub-adviser, as applicable, on behalf of the Fund, will sell investments denominated in foreign currencies and convert such proceeds into U.S. Dollars at the applicable exchange rate and subject to the applicable spread for redemptions that are made in whole or in part for cash. Those redeeming Creation Units of the Fund bear the risk associated with changes in the currency exchange rate between the time they place their order and the time that the Fund converts any investments into U.S. Dollars.

Placement of Redemption Orders

To initiate a redemption order for a Creation Unit, an Authorized Participant must submit to the Distributor an irrevocable order in proper form to redeem shares of the Fund generally between 4:15 p.m. and 5:00 p.m. Eastern Time. Authorized Participants may also submit to the Distributor an irrevocable order in proper form to redeem shares of the Fund generally anytime on a Business Day, except from 4:00 p.m. to 4:15 Eastern Time, but orders submitted on a Business Day before 4:00 p.m. Eastern Time will normally be charged the maximum transaction fees and Authorized Participants are encouraged to submit orders generally between 4:15 p.m. and 5:00 p.m. Eastern Time. For a redemption order to be processed based on the NAV calculated on a particular Business Day, the order must be received in proper form and accepted by the Trust prior to the time as of which the NAV is calculated (“Cutoff Time”). Investors who are not Authorized Participants and seek to place a redemption order for a Creation Unit through an Authorized Participant should allow sufficient time to permit proper submission of the redemption order to the Distributor by the Cutoff Time on such Business Day.

The Authorized Participant Agreement and the handbook governing the Authorized Participants set forth the different methods whereby Authorized Participants can submit redemption orders. A redemption request is considered to be in “proper form” if a request in a form satisfactory to the Fund is (1) received by the Distributor from an Authorized Participant on behalf of itself or another person within the time period set above, and (2) all the procedures and other requirements applicable to the method used by the Authorized Participant to submit the redemption order, such as, in the case of redemption orders submitted through the Distributor’s website, the completion of all required fields, and otherwise set forth in the Authorized Participant Agreement and handbook governing the Authorized Participants are properly followed.

Creation Unit orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor. Economic or market disruptions or changes, or telephone or other communication failure, may impede transmissions between the Distributor and an Authorized Participant. Orders to redeem shares of the Fund that are submitted on the Business Day immediately preceding a holiday or a day (other than a weekend) when the securities markets in a foreign market in which the Fund may invest are closed may be charged the maximum transaction fee. The Distributor, in its discretion, may permit the submission of orders and requests by or through an Authorized Participant via communication through the facilities of the Distributor’s proprietary website maintained for this purpose. A redemption request, if accepted by the Trust, will be processed based on the NAV as of the next Cutoff Time.

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Acceptance of Orders for, and Redemption of, Creation Units

All questions as to whether an order has been submitted in proper form and the requisite number of Fund shares and transaction fees have been delivered shall be determined by the Fund and the Fund’s determination shall be final and binding.

The Fund reserves the absolute right to reject a redemption order if the order is not in proper form. In addition, the right of redemption may be suspended or the date of payment postponed with respect to the Fund (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings), (ii) for any period during which trading on the NYSE is suspended or restricted, (iii) for any period during which an emergency exists as a result of which disposal of the shares of the Fund’s portfolio securities or determination of its NAV is not reasonably practicable; or (iv) in such other circumstance as is permitted by the SEC. The Fund or Distributor will notify the Authorized Participant of such rejection, but the Fund, Custodian, sub-custodian and Distributor shall not be liable for any failure to give such notification.

The payment by the Fund of the Fund Securities, Redemption Cash, and Cash Component will not be issued until the transfer of the Creation Unit(s) and the applicable redemption transaction fees has been completed. If the Transfer Agent does not receive the investor’s shares through DTC’s facilities and the applicable redemption transaction fees by the required time, the redemption request may be rejected. Further, a redeeming Beneficial Owner or Authorized Participant acting on behalf of such Beneficial Owner must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction where Fund Securities are customarily traded and will be delivered. If neither the redeeming Beneficial Owner nor the Authorized Participant acting on behalf of such redeeming Beneficial Owner has appropriate arrangements to take delivery of Fund Securities in the applicable non-U.S. jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of Fund Securities in such jurisdiction, the Trust may redeem shares in Redemption Cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds as Redemption Cash.

Redemptions of shares for Fund Securities will be subject to compliance with applicable U.S. federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Fund cannot lawfully deliver specific Fund Securities upon redemptions or cannot do so without first registering the Fund Security under such laws.

Once the Fund has accepted a redemption order, upon the next determination of the NAV of the shares, the Fund may confirm the redemption of a Creation Unit, against receipt of payment, at such NAV. The Distributor will then transmit a confirmation of acceptance to the Authorized Participant that placed the order. Deliveries of redemption proceeds by the Fund typically are settled on a “T+2”basis” (i.e., two Business Days after trade date), but may be made up to seven days later, particularly in stressed market conditions, except as further set forth herein. The Fund reserves the right to settle redemption transactions on another basis to accommodate non-U.S. market holiday schedules (see below for further information), closures and settlement cycles, to account for different treatment among non-U.S. and U.S. markets of dividend record dates and dividend ex-dates (i.e., the last date the holder of a security can sell the security and still receive dividends payable on the security sold), and in certain other circumstances. The Regular Holidays section hereto identifies the expected instances, if any, where more than seven days would be needed to deliver redemption proceeds consisting of Fund Securities. Pursuant to an order of the SEC, the Trust will make delivery of redemption proceeds within the number of days stated in the Regular Holidays section to be the maximum number of days necessary to deliver redemption proceeds due to foreign holidays.

In certain cases, an Authorized Participant may create and redeem Creation Units on the same trade date. In these instances, the Fund reserves the right to settle these transactions on a net basis or require a representation from the Authorized Participant that the creation and redemption transactions are for separate Beneficial Owners.

Redemption Transaction Fees

A standard redemption transaction fee is imposed to offset transfer and other costs associated with the redemption of Creation Units. The standard redemption transaction fee is charged to the Authorized Participant on the day such Authorized Participant redeems a Creation Unit, and is the same regardless of the number of Creation Units redeemed by an Authorized Participant on the applicable Business Day.

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The Authorized Participant may also be required to pay a variable transaction fee (up to the maximum amount shown in the table below) to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses. Authorized Participants will also bear the costs of transferring the Fund Securities, including any stamp duty or other similar fees and expenses. Investors who use the services of a broker or other financial intermediary may be charged a fee for such services.

The standard redemption transaction fee and maximum variable transaction fee for a Creation Unit are set forth below:

FUND	STANDARD TRANSACTION FEE	MAXIMUM VARIABLE TRANSACTION FEE*
KFA Value Line ® Dynamic Core Equity Index ETF	$700	2.00%
* As a percentage of the Creation Unit(s) redeemed.

The Adviser may adjust the transactions fees from time to time based on actual experience.

Taxation on Creation and Redemptions of Creation Units
An Authorized Participant generally will recognize either gain or loss upon the exchange of Deposit Securities for Creation Units. This gain or loss will generally equal the difference between (i) the sum of the market value of the Creation Units at the time of the exchange and any net amount of cash received by the Authorized Participant in the exchange and (ii) the sum of the Authorized Participant’s aggregate basis in the Deposit Securities exchanged therefor and any net amount of cash paid for the Creation Units. However, the U.S. Internal Revenue Service may apply the wash sales rules to determine that any loss realized upon the exchange of Deposit Securities for Creation Units is not currently deductible. Authorized Participants should consult their own tax advisers.

Current U.S. federal tax laws dictate that capital gain or loss realized from the redemption of Creation Units will generally create long-term capital gain or loss if the Authorized Participant holds the Creation Units for more than one year, or short-term capital gain or loss if the Creation Units were held for one year or less, if the Creation Units are held as capital assets.

Regular Holidays
For every occurrence of one or more intervening holidays in the applicable non-U.S. market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a non-U.S. market due to emergencies may also prevent the Trust from delivering securities within normal settlement period. The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with non-U.S. market holiday schedules, will require a delivery process longer than seven calendar days, in certain circumstances, but in no event longer than fourteen calendar days. The current scheduled holidays applicable to the Fund during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Holidays may occur on different dates in subsequent years. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (
e.g.
, days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein.

51

In the calendar years 2020 and 2021, the dates of regular holidays affecting the relevant securities markets in which the Fund may invest are as follows (please note these holiday schedules are subject to potential changes in the relevant securities markets):

2020

AUSTRALIA
January 1	April 10	April 13	December 25
January 26	April 11	April 25	December 26
January 27	April 12	April 27	December 28

AUSTRIA
January 1	May 21	October 26	December 26
January 6	June 1	November 1
April 13	June 11	November 8
May 1	August 15	December 25

BELGIUM
January 1	May 1	June 1	November 1
April 12	May 21	July 21	November 11
April 13	May 31	August 15	December 25

BERMUDA
January 1	June 15	September 7	December 28
April 10	July 30	November 11
May 29	July 31	December 25

BOTSWANA
January 1	May 1	July 20	October 1
April 10	May 21	July 21	December 25
April 13	July 1	September 30	December 26

BRAZIL
January 1	April 21	September 7	November 15
February 25	May 1	October 12	December 25
April 10	June 11	November 2

CANADA
January 1	May 18	September 7	December 25
April 10	July 1	October 12
April 13	August 3	November 11

CAYMAN ISLANDS
January 1	April 10	June 15	December 25
January 27	April 13	July 6	December 26
February 26	May 18	November 9	December 28

CHILE
January 1	May 21	September 18	November 1
April 10	June 29	September 19	November 2
April 11	July 16	October 12	December 8
May 1	August 15	October 31	December 25

CHINA
January 1	January 29	May 1	October 5
January 24	January 30	June 25	October 6
January 25	January 31	October 1	October 7
January 26	April 4	October 2
January 27	April 5	October 3
January 28	April 6	October 4

52

COLUMBIA
January 1	May 1	July 20	November 16
January 6	May 25	August 7	December 8
March 19	June 15	August 17	December 25
April 9	June 22	October 12
April 10	June 29	November 2

CZECH REPUBLIC
January 1	May 8	October 28	December 26
April 10	July 5	November 17
April 13	July 6	December 24
May 1	September 28	December 25

DENMARK
January 1	April 12	May 21	December 24
April 9	April 13	May 31	December 25
April 10	May 8	June 1	December 26

EGYPT*
January 7	May 1	June 30	August 3
January 25	May 24	July 23	August 20
April 19	May 25	July 31	October 6
April 20	May 26	August 1	October 29
April 25	May 27	August 2

FINLAND
January 1	May 1	November 1	December 26
January 6	May 21	December 6
April 10	June 19	December 24
April 13	June 20	December 25

FRANCE
January 1	May 21	November 1
April 13	June 1	November 11
May 1	July 14	December 25
May 8	August 15

GERMANY
January 1	May 1	October 3
April 10	May 21	December 25
April 13	June 1	December 26

GHANA
January 1	May 1	July 31	December 25
March 6	May 24	August 4	December 26
April 10	May 25	September 21
April 13	July 1	December 4

GREECE
January 1	March 25	May 1	October 28
January 6	April 17	June 8	December 25
March 2	April 19	August 15	December 26
April 20

HONG KONG
January 1	April 10	May 1	October 2
January 25	April 11	June 25	October 25
January 27	April 13	July 1	October 26
January 28	April 30	October 1	December 25
April 4			December 28

53

HUNGARY
January 1	April 13	August 20	December 25
March 15	May 1	August 21	December 26
April 10	May 31	October 23
April 12	June 1	November 1

INDIA
January 26	April 14	August 15	October 29
February 21	May 7	August 29	November 14
April 6	July 31	October 2	November 30
April 10	August 12	October 25	December 25

INDONESIA
January 1	May 1	June 1	December 25
January 25	May 7	July 31
March 22	May 21	August 17
March 25	May 24	August 20
April 10	May 26	October 29

IRELAND
January 1	May 4	October 26	December 28
March 17	June 1	December 25
April 13	August 3	December 26

ISLE OF MAN
January 1	May 4	July 6	December 28
April 10	May 25	August 31
April 13	June 12	December 25

ISRAEL*
March 10	April 16	July 30	September 28
March 11	April 29	August 19	October 3
April 4	May 8	August 20	October 10
April 9	May 29	September 19	October 11
April 15	May 31	September 20

ITALY
January 1	April 25	August 15	December 25
January 6	May 1	November 1	December 26
April 13	June 2	December 8

IVORY COAST
January 1	May 21	August 7	November 15
April 13	May 24	August 15	December 25
May 1	June 1	October 29
May 20	July 31	November 1

JAPAN
January 1	May 3	August 11	November 23
January 13	May 4	September 21	December 23
February 11	May 5	September 22
March 20	May 6	October 12
April 29	July 20	November 3

54

KENYA
January 1	May 1	October 10	December 25
April 10	May 24	October 20	December 26
April 13	June 1	December 12

MALAYSIA
January 25	May 7	July 31	September 16
January 26	May 24	August 20	October 29
January 27	May 25	August 31	December 25
May 1	May 26	September 9

MALTA
January 1	April 10	August 15	December 13
February 10	May 1	September 8	December 25
March 19	June 7	September 21
March 31	June 29	December 8

MAURITIUS
January 1	February 8	May 1	November 2
January 2	February 21	May 24	November 14
January 25	March 12	August 15	December 25
February 1	March 25	August 22

MEXICO
January 1	April 9	September 16	November 16
February 3	April 10	October 12	November 20
March 16	May 1	November 2	December 25

MOROCCO
January 1	July 30	August 20	November 18
January 11	July 31	August 21
May 1	August 1	October 29
May 24	August 14	November 6

NAMIBIA
January 1	April 13	May 21	December 10
March 21	May 1	May 25	December 16
April 10	May 4	August 26	December 25

NETHERLANDS
January 1	April 27	May 31	December 26
April 12	May 5	June 1
April 13	May 21	December 25

NEW ZEALAND
January 1	April 10	June 1	December 26
January 2	April 13	October 26
February 6	April 27	December 25

NIGERIA
January 1	May 1	June 12	December 25
April 10	May 24	July 31	December 28
April 13	May 25	October 1

55

NORWAY
January 1	April 13	May 21	December 26
April 9	May 1	June 1
April 10	May 17	December 25

PERU
January 1	June 29	August 30	December 25
April 9	July 27	October 8
April 10	July 28	November 1
May 1	July 29	December 8

PHILIPPINES
January 1	May 1	August 31	December 25
January 25	May 24	November 1	December 30
April 9	June 12	November 30	December 31
April 10	July 31	December 8
April 11	August 21	December 24

POLAND
January 1	May 1	August 15	December 26
January 6	May 3	November 1
April 12	May 31	November 11
April 13	June 11	December 25

PORTUGAL
January 1	May 1	October 5	December 25
April 10	June 10	November 1
April 12	June 11	December 1
April 25	August 15	December 8

QATAR*
February 11	May 26	July 31	August 4
March 11	May 27	August 1	December 18
May 24	May 28	August 2
May 25	July 30	August 3

REPUBLIC OF KOREA
January 1	January 27	May 1	October 1
January 24	March 1	May 5	October 3
January 25	April 15	June 6	October 9
January 26	April 30	August 15	December 25
September 30

RUSSIA
January 1	January 7	May 1	May 12
January 2	February 23	May 4	November 4
January 3	February 24	May 9
January 6	March 9	May 11

SINGAPORE
January 1	May 1	August 9	October 28
February 5	May 19	August 11	December 25
February 6	May 20	August 12
April 19	June 5	October 27

56

SOUTH AFRICA
January 1	April 27	August 10	December 28
March 21	May 1	September 24
April 10	June 16	December 16
April 13	August 9	December 25

SPAIN
January 1	May 1	November 1	December 25
January 6	August 15	December 6
April 19	October 12	December 8

SWAZILAND			December 26
January 1	April 20	August 31
April 10	May 1	September 6
April 13	May 21	September 7
April 19	July 22	December 25

SWEDEN
January 1	April 13	June 6	December 24
January 6	May 1	June 19	December 25
April 10	May 21	June 20	December 26
April 12	May 31	November 1	December 31

SWITZERLAND
January 1	May 21	August 1	December 26
April 10	May 31	September 20
April 13	June 1	December 25

TAIWAN
January 1	January 28	April 5	October 1
January 24	January 29	April 6	October 9
January 25	February 28	May 1	October 10
January 26	April 3	June 25	December 31
January 27	April 4	June 26

THAILAND
January 1	April 13	May 21	October 23
January 2	April 14	July 5	December 7
January 25	April 15	July 28	December 10
March 9	May 1	August 12	December 31
April 6	May 7	October 13

TURKEY
January 1	May 24	July 15	August 3
April 23	May 25	July 31	August 30
May 1	May 26	August 1	October 29
May 19	May 27	August 2

UNITED ARAB EMIRATES*
January 1	May 26	August 2	December 2
March 22	July 30	August 20	December 3
May 24	July 31	October 29
May 25	August 1	November 30

57

UNITED KINGDOM
January 1	May 4	August 31	December 26
April 10	May 25	December 25	December 28

UNITED STATES
January 1	April 10	September 7
January 20	May 25	November 26
February 17	July 3	December 25

VIETNAM
January 1	January 26	January 29	May 1
January 24	January 27	April 2	September 2
January 25	January 28	April 30

ZAMBIA
January 1	April 11	July 6	October 24
March 9	April 13	July 7	December 25
March 12	May 1	August 3
April 10	May 25	October 19
* These markets are closed every Friday.

2021

AUSTRALIA
January 1	April 5	April 25	December 25
January 26	April 6	April 26	December 27
April 2

BELGIUM
January 1	May 1	May 24	November 1
April 4	May 13	July 21	November 11
April 5	May 23	August 15	December 25

BERMUDA
January 1	June 21	September 6	December 28
April 2	July 29	November 11
May 28	July 30	December 27

CAMBODIA
January 1	April 17	September 24	November 9
January 7	May 1	October 5	November 18
March 8	May 14	October 6	November 19
April 14	May 26	October 7	November 20
April 15	May 30	October 15
April 16	June 18	October 29

CANADA
January 1	September 6	October 11	December 26
July 1	August 2	December 25

CAYMAN ISLANDS
January 1	April 2	June 14	December 25
January 25	April 5	July 5	December 27
February 17	May 17	November 8	December 28

58

CHINA
January 1	February 15	September 21	October 5
February 11	April 5	October 1	October 6
February 12	May 1	October 2	October 7
February 13	May 3	October 3
February 14	June 14	October 4

COLOMBIA
January 1	May 1	July 20	November 15
January 11	May 13	August 7	December 8
March 22	June 3	August 16	December 25
April 1	June 14	October 12
April 2	June 29	November 1

DENMARK
January 1	April 5	May 24	December 26
April 1	April 30	December 24
April 2	May 13	December 25

FRANCE
January 1	May 1	May 24	November 1
April 2	May 8	July 14	December 25
April 5	May 13	August 15	December 26

GERMANY
January 1	May 1	June 3	November 1
April 2	May 13	October 3	December 25
April 5	May 24	October 31	December 26

GREECE
January 1	March 25	May 3	October 28
January 6	April 30	May 24	December 25
March 15	May 1	August 15	December 26

HONG KONG
January 1	April 2	June 14	December 25
February 12	April 3	July 1	December 26
February 13	April 5	September 21
February 14	May 1	October 1
February 15	May 19	October 15

IRELAND
January 1	May 3	October 25	December 29
April 2	June 7	December 25
April 5	August 2	December 26

ISLE OF MAN
January 1	May 3	July 5	December 28
April 2	May 31	August 30
April 5	June 11	December 25

ISRAEL
March 28	May 9	September 7	September 29
April 3	May 17	September 8	November 29
April 17	July 18	September 21
*The Israeli market is closed every Friday.

59

ITALY
January 1	April 25	August 15	December 25
January 6	May 1	November 1	December 26
April 5	June 2	December 8

JAPAN
January 1	March 20	May 5	September 22
January 11	April 29	July 19	October 11
February 11	May 3	August 11	November 3
February 23	May 4	September 20	November 23

JERSEY
January 1	May 3	August 30	December 28
April 2	May 9	December 25
April 5	May 31	December 27

MACAU
January 1	April 3	September 21	December 8
February 12	April 5	October 1	December 20
February 13	May 1	October 2	December 21
February 14	May 19	October 15	December 24
April 2	June 14	November 2	December 25

MALAYSIA
January 1	May 14	August 10	December 25
February 12	May 26	August 31
May 1	June 5	September 16
May 13	July 20	October 19

MALTA
January 1	April 2	August 15	December 13
February 10	May 1	September 8	December 25
March 19	June 7	September 21
March 31	June 29	December 8

MEXICO
January 1	April 1	September 16	November 16
February 3	April 2	October 12	December 12
March 15	May 1	November 2	December 25

NETHERLANDS
January 1	April 27	May 23	December 26
April 4	May 5	May 24
April 5	May 13	December 25

NEW ZEALAND
January 1	April 2	April 26	December 25
January 4	April 5	July 1	December 26
February 8	April 25	October 25	December 27

POLAND
January 1	April 5	May 23	November 1
January 6	May 1	June 3	November 11
April 4	May 3	August 15	December 25

60

SINGAPORE
January 1	April 10	May 25	November 14
January 25	May 1	July 31	December 25
January 26	May 7	August 9
January 27	May 24	August 10

SOUTH KOREA
January 1	March 1	August 15	October 3
February 11	May 5	September 20	October 9
February 12	May 19	September 21	December 25
February 13	June 6	September 22

SPAIN
January 1	May 1	November 1	December 25
January 6	August 15	December 6
April 2	October 12	December 8

SWEDEN
January 1	April 5	June 6	December 24
January 6	May 1	June 25	December 25
April 2	May 13	June 26	December 26
April 4	May 23	November 6	December 31

SWITZERLAND
January 1	May 13	August 15	December 8
April 2	May 24	September 19	December 25
April 5	August 1	November 1	December 26

TAIWAN
January 1	February 14	April 5	October 10
February 11	February 15	May 1	October 11
February 12	March 1	June 14
February 13	April 4	September 21

THAILAND
January 1	April 15	August 12	December 31
February 27	May 1	October 13
April 6	May 26	October 25
April 13	July 24	December 6
April 14	July 28	December 10

UNITED KINGDOM
January 1	May 3	December 25	December 28
April 2	May 31	December 27

UNITED STATES
January 1	May 31	September 6	December 25
January 18	July 4	November 25	December 31

The longest redemption cycle for the Fund is a function of the longest redemption cycle among the countries whose securities comprise the Fund. In the calendar years 2020 and 2021, the dates of regular holidays affecting the following securities markets present the worst-case (longest) redemption cycle* for the Fund:

61

2020
SETTLEMENT PERIODS GREATER THAN SEVEN DAYS FOR YEAR 2020	Beginning of Settlement Period	End of Settlement Period	Number of Days in Settlement Period
Botswana	7/17/2020	7/27/2020	9

China	1/22/2020	2/3/2020	12
	1/23/2020	2/3/2020	12
	1/24/2020	2/5/2020	12
	1/27/2020	2/5/2020	9
	1/28/2020	2/5/2020	8
	9/28/20	10/8/20	10
	9/29/20	10/9/20	10
	9/30/20	10/12/20	12

Egypt	5/19/2020	6/2/2020	13
	5/20/2020	6/2/2020	12
	5/21/2020	6/2/2020	11

Hong Kong	1/22/2020	2/3/2020	12
	1/23/2020	2/4/2020	12
	1/24/2020	2/5/2020	12
	1/27/2020	2/5/2020	9
	1/28/2020	2/5/2020	8

Japan	1/10/2020	1/20/2020	9
	4/28/2020	5/7/2020	8
	4/29/2020	5/8/2020	8
	4/30/2020	5/11/2020	10
	5/1/2020	5/12/2020	11

Kenya	4/3/2020	4/14/2020	9
	4/6/2020	4/15/2020	8
	4/7/2020	4/16/2020	8
	4/8/2020	4/17/2020	8
	4/9/2020	4/20/2020	10

Mexico	1/31/2020	2/11/2020	10

Peru	7/24/2020	8/3/2020	9

Russia	1/2/2020	1/14/2020	12
	1/3/2020	1/14/2020	11
	1/6/2020	1/14/2020	8

62

SETTLEMENT PERIODS GREATER THAN SEVEN DAYS FOR YEAR 2020	Beginning of Settlement Period	End of Settlement Period	Number of Days in Settlement Period
Spain	1/2/2020	1/14/2020	13
	1/3/2020	1/15/2020	12
	1/3/2020	1/16/2020	12
	4/22/2020	5/4/2020	11
	4/23/2020	5/5/2020	11
	4/24/2020	5/6/2020	11
	4/27/2020	5/7/2020	9
	4/28/2020	5/8/2020	9
	4/29/2020	5/11/2020	11
	4/30/2020	5/12/2020	11
	10/1/2020	10/13/2020	11
	10/2/2020	10/14/2020	11
	10/5/2020	10/15/2020	9
	10/6/2020	10/16/2020	9
	10/7/2020	10/19/2020	11
	10/8/2020	10/20/2020	11
	10/9/2020	10/21/2020	11
	11/27/2020	12/9/2020	11
	11/30/2020	12/10/2020	9
	12/1/2020	12/11/2020	9
	12/2/2020	12/14/2020	9
	12/3/2020	12/15/2020	9
	12/4/2020	12/16/2020	9
	12/7/2020	12/17/2020	9
	12/16/2020	12/28/2020	11
	12/17/2020	12/29/2020	11
	12/18/2020	12/30/2020	11
	12/21/2020	12/31/2020	10
	12/22/2020	1/4/2021	12
	12/23/2020	1/5/2021	12
	12/24/2020	1/6/2021	12

Taiwan	1/23/2020	2/3/2020	10

Vietnam	1/31/2020	1/31/2020	8
	2/3/2020	2/3/2020	10

63

2021

	Beginning of	End of	Number of Days in
SETTLEMENT PERIODS GREATER THAN	Settlement	Settlement	Settlement
SEVEN DAYS FOR YEAR 2021	Period	Period	Period
Australia	3/29/2021	4/12/2021	12
	3/30/2021	4/13/2021	12
	3/31/2021	4/14/2021	12
	4/1/2021	4/15/2021	12

Denmark	3/30/2021	4/12/2021	11
	3/31/2021	4/13/2021	11

France	3/30/2021	4/12/2021	11
	3/31/2021	4/13/2021	11
	4/1/2021	4/14/2021	11

Germany	3/30/2021	4/12/2021	11
	3/31/2021	4/13/2021	11
	4/1/2021	4/14/2021	11

Ireland	3/30/2021	4/12/2021	11
	3/31/2021	4/13/2021	11
	4/1/2021	4/14/2021	11

Israel	5/10/2021	5/18/2021	8
	5/11/2021	5/19/2021	8
	5/12/2021	5/20/2021	8
	5/13/2021	5/24/2021	12
	9/1/2021	9/13/2021	12
	9/2/2021	9/14/2021	12
	9/6/2021	9/15/2021	9
	9/14/2021	9/22/2021	9
	9/15/2021	9/23/2021	9
	9/16/2021	9/27/2021	11
	9/20/2021	9/28/2021	8
	9/22/2021	9/30/2021	8
	9/23/2021	10/4/2021	11
	9/27/2021	10/5/2021	8
	9/28/2021	10/6/2021	8
	11/22/2021	11/30/2021	8
	11/23/2021	12/1/2021	8
	11/24/2021	12/2/2021	8
	11/25/2021	12/6/2021	11

Mexico	3/26/2021	4/5/2021	10
	3/29/2021	4/6/2021	8
	3/30/2021	4/7/2021	8
	3/31/2021	4/8/2021	8

64

	Beginning of	End of	Number of Days in
SETTLEMENT PERIODS GREATER THAN	Settlement	Settlement	Settlement
SEVEN DAYS FOR YEAR 2021	Period	Period	Period
Spain	1/4/2021	1/13/2021	9
	1/5/2021	1/14/2021	9
	3/25/2021	4/5/2021	11
	3/26/2021	4/6/2021	11
	3/29/2021	4/7/2021	10
	3/30/2021	4/8/2021	10
	3/31/2021	4/9/2021	10
	4/1/2021	4/13/2021	12
	10/4/2021	10/13/2021	8
	10/5/2021	10/14/2021	8
	10/6/2021	10/15/2021	8
	10/7/2021	10/18/2021	10
	10/8/2021	10/19/2021	10
	10/11/2021	10/20/2021	9
	10/22/2021	11/2/2021	10
	10/25/2021	11/3/2021	8
	10/26/2021	11/4/2021	8
	10/27/2021	11/5/2021	8
	10/28/2021	11/8/2021	10
	10/29/2021	11/9/2021	10
	11/26/2021	12/7/2021	10
	11/29/2021	12/9/2021	9
	11/30/2021	12/10/2021	9
	12/1/2021	12/13/2021	11
	12/2/2021	12/14/2021	11
	12/3/2021	12/15/2021	11
	12/7/2021	12/16/2021	8

Sweden	3/30/2021	4/12/2021	11
	3/31/2021	4/13/2021	11
	4/1/2021	4/14/2021	11

Switzerland	3/26/2021	4/6/2021	10
	3/29/2021	4/7/2021	9
	3/30/2021	4/8/2021	9
	3/31/2021	4/9/2021	9
	4/1/2021	4/12/2021	11

Thailand	4/8/2021	4/16/2021	8
	4/9/2021	4/19/2021	10
	4/12/2021	4/20/2021	8

*       These worst-case redemption cycles are based on information regarding regular holidays, which may be out of date. Based on changes in holidays, longer (worse) redemption cycles are possible.

The right of redemption may also be suspended or the date of payment postponed (1) for any period during which the relevant Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the relevant Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of its NAV is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

TAXES

The following discussion of certain U.S. federal income tax consequences of investing in the Fund is based on the Code, U.S. Treasury regulations, and other applicable authority, all as in effect as of the date of the filing of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal income tax considerations generally applicable to investments in the Fund. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisers regarding their particular situation and the possible application of foreign, state, and local tax laws.

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Qualification as a RIC
The Fund has elected or intends to elect to be treated, and intends to qualify each year, as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code. In order to qualify for the special tax treatment accorded RICs and their shareholders, the Fund must, among other things:

(a) derive at least 90% of its gross income each year from (i) dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below);

(b) diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of the Fund’s total assets consists of cash and cash items, U.S. government securities, securities of other RICs and other securities, with investments in such other securities limited with respect to any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested in (1) the securities (other than those of the U.S. government or other RICs) of any one issuer or two or more issuers that are controlled by the Fund and that are engaged in the same, similar or related trades or businesses or (2) the securities of one or more qualified publicly traded partnerships; and

(c) distribute with respect to each taxable year at least the sum of 90% of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid – generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and 90% of its net tax-exempt interest income.

In general, for purposes of the 90% of gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the Fund. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (generally, a partnership (i) interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, (ii) that derives at least 90% of its income from the passive income sources specified in Code section 7704(d), and (iii) that satisfying certain qualifying income requirements but derives less than 90% of its income from the qualifying income described in (a)(i) of the prior paragraph) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership.

The U.S. Treasury Department has authority to issue regulations that would exclude foreign currency gains from the 90% test described in (a) above if such gains are not directly related to the Fund’s business of investing in stock or securities. Accordingly, regulations may be issued in the future that could treat some or all of the Fund’s non-U.S. currency gains as non-qualifying income, thereby potentially jeopardizing the Fund’s status as a RIC for all years to which the regulations are applicable.

Taxation of the Fund
If the Fund qualifies as a RIC, the Fund will not be subject to federal income tax on income and gains that are distributed in a timely manner to its shareholders in the form of dividends.

If the Fund fails to satisfy the qualifying income test in any taxable year or the diversification requirements for any quarter, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. If these relief provisions are not available to the Fund for any year in which it fails to qualify as a RIC, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) generally will be taxable as ordinary income dividends to its shareholders, subject to the dividends received deduction for corporate shareholders and lower tax rates on qualified dividend income for individual shareholders. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC that is accorded special tax treatment.

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The Fund intends to distribute at least annually to its shareholders substantially all of its taxable income and its net capital gains. Taxable income that is retained by the Fund will be subject to tax at regular corporate rates. If the Fund retains any net capital gain, that gain will be subject to tax at corporate rates, but the Fund may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds on a properly filed U.S. tax return to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

Deferral of Late Year Losses
The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing the Fund’s distributions for any calendar year. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as “post-October losses”) and certain other late-year losses.

Capital Loss Carryovers
If the Fund has a “net capital loss” (that is, capital losses in excess of capital gains), the excess (if any) of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Such capital loss carryover can be used to offset capital gains of the Fund in succeeding taxable years. The carryover of capital losses may be limited under the general loss limitation rules if the Fund experiences an ownership change as defined in the Code.

Excise Tax
If the Fund fails to distribute in a calendar year an amount at least equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending October 31 of such year, plus any retained amount from the prior year, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amount. For these purposes, the Fund will be treated as having distributed any amount on which it has been subject to corporate income tax for the taxable year ending within the calendar year. A dividend paid to shareholders in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year if the dividend was declared and payable to shareholders of record on a date in October, November, or December of that preceding year. The Fund intends to declare and pay dividends and distributions in the amounts and at the times necessary to avoid the application of the 4% excise tax, although there can be no assurance that it will be able to do so.

Fund Distributions
Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares. Moreover, distributions are generally subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s NAV reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund’s NAV also reflects unrealized losses.

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Distributions by the Fund of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated those gains, rather than how long a shareholder has owned his or her Fund shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains. Distributions from capital gains are generally made after applying any available capital loss carryovers. Preferential long-term capital gain rates apply to individuals at a maximum rate of 20% for individuals with taxable income exceeding certain thresholds. Such preferential rates also apply to qualified dividend income if certain holding period requirements are met. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (
i.e.
, foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, which includes China (but not Hong Kong which is treated as a separate jurisdiction), or the stock of which is readily tradable on an established securities market in the United States). In order for some portion of the dividends received by the Fund’s shareholders to be qualified dividend income, the Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to the Fund’s shares.

Given the Fund’s investment objective, it is expected that a portion of the Fund distributions will be eligible for qualified dividend income treatment or the corporate dividends received deduction on Fund distributions attributable to dividends received.

For U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a 3.8% Medicare contribution tax will apply on all or a portion of their “net investment income,” including interest, dividends, and capital gains, which generally includes taxable distributions received from the Fund. This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

If the Fund makes distributions to a shareholder in excess of the Fund’s current and accumulated earnings and profits in any taxable year, the excess distribution will be treated as a return of capital to the extent of the shareholder’s tax basis in its shares, and thereafter as capital gain. A return of capital is not taxable, but reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares.

Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them. If the Fund is the holder of record of any security on the record date for any dividends payable with respect to such security, such dividends will be included in the Fund’s gross income not as of the date received but as of the later of (a) the date such security became ex-dividend with respect to such dividends (
i.e.
, the date on which a buyer of the security would not be entitled to receive the declared, but unpaid, dividends); or (b) the date the Fund acquired such security. Accordingly, in order to satisfy its income distribution requirements, the Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

Sale or Exchange of Shares
A sale or exchange of shares in the Fund may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if shares of the same Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

As noted above, for U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a 3.8% Medicare contribution tax will apply on “net investment income,” including interest, dividends, and capital gains, which generally includes taxable distributions received from the Fund and taxable gains on the disposition of shares of the Fund.

Backup Withholding
The Fund
(or a financial intermediary, such as a broker, through which a shareholder holds Fund shares) generally is required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding. The backup withholding tax rate is currently 24%.

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Federal Tax Treatment of Certain Fund Investments
Transactions of the Fund in options, futures contracts, hedging transactions, forward contracts, swap contracts, straddles and foreign currencies may be subject to various special and complex tax rules, including mark-to-market, constructive sale, straddle, wash sale and short sale rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund’s ability to recognize losses. These rules may in turn affect the amount, timing or character of the income distributed to shareholders by the Fund.

The Fund is required, for federal income tax purposes, to mark to market and recognize as income for each taxable year its net unrealized gains and losses as of the end of such year on certain regulated futures contracts, foreign currency contracts and options that qualify as Section 1256 contracts in addition to the gains and losses actually realized with respect to such contracts during the year. Except as described below under “Certain Foreign Currency Tax Issues,” gain or loss from Section 1256 contracts that are required to be marked to market annually will generally be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders.

Some debt obligations that are acquired by the Fund may be treated as having original issue discount (“OID”). Generally, the Fund will be required to include OID in taxable income over the term of the debt security, even though payment of the OID is not received until a later time, usually when the debt security matures. If the Fund holds such debt instruments, it may be required to pay out as distributions each year an amount that is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary. The Fund may realize gains or losses from such liquidations. In the event the Fund realizes net gains from such transactions, its shareholders may receive larger distributions than they would have in the absence of such transactions.

Any market discount recognized on a bond is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below redemption value or adjusted issue price if issued with original issue discount. Absent an election by the Fund to include the market discount in income as it accrues, gains on the Fund’s disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.

Certain Foreign Currency Tax Issues
The Fund’s gain or loss on foreign currency denominated debt securities and on certain other financial instruments, such as forward currency contracts and currency swaps, that is attributable to fluctuations in exchange rates occurring between the date of acquisition and the date of settlement or disposition of such securities or instruments generally will be treated under Section 988 of the Code as ordinary income or loss. The Fund may elect out of the application of Section 988 of the Code with respect to the tax treatment of each of its foreign currency forward contracts to the extent that (i) such contract is a capital asset in the hands of the Fund and is not part of a straddle transaction and (ii) the Fund makes an election by the close of the day the contract is entered into to treat the gain or loss attributable to such contract as capital gain or loss.

The Fund’s forward contracts may qualify as Section 1256 contracts if the underlying currencies are currencies for which there are futures contracts that are traded on and subject to the rules of a qualified board or exchange. However, a forward currency contract that is a Section 1256 contract would, absent an election out of Section 988 of the Code as described in the preceding paragraph, be subject to Section 988. Accordingly, although such a forward currency contract would be marked to market annually like other Section 1256 contracts, the resulting gain or loss would be ordinary. If the Fund were to elect out of Section 988 with respect to forward currency contracts that qualify as Section 1256 contracts, the tax treatment generally applicable to Section 1256 contracts would apply to those forward currency contracts: that is, the contracts would be marked to market annually and gains and losses with respect to the contracts would be treated as long-term capital gains or losses to the extent of 60% thereof and short-term capital gains or losses to the extent of 40% thereof. If the Fund were to elect out of Section 988 with respect to any of its forward currency contracts that do not qualify as Section 1256 contracts, such contracts will not be marked to market annually and the Fund will recognize short-term or long-term capital gain or loss depending on the Fund’s holding period therein. The Fund may elect out of Section 988 with respect to some, all or none of its forward currency contracts.

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Finally, regulated futures contracts and non-equity options that qualify as Section 1256 contracts and are entered into by the Fund with respect to foreign currencies or foreign currency denominated debt instruments will be subject to the tax treatment generally applicable to Section 1256 contracts unless the Fund elects to have Section 988 apply to determine the character of gains and losses from all such regulated futures contracts and non-equity options held or later acquired by the Fund.

Foreign Investments
Income received by the Fund from sources within foreign countries (including, for example, interest on securities of non-U.S. issuers) may be subject to withholding and other taxes imposed by such countries. Tax treaties between such countries and the U.S. may reduce or eliminate such taxes. If as of the end of the Fund’s taxable year more than 50% of the Fund’s assets consist of foreign securities, the Fund is expected to make an election to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portions of qualified taxes paid by the Fund during that taxable year to foreign countries in respect of foreign securities that the Fund has held for at least the minimum period specified in the Code. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the Fund may be subject to certain limitations imposed by the Code, which may result in the shareholder not getting a full credit or deduction for the amount of such taxes. Because a foreign tax credit is only available for foreign taxes paid by the Fund, no such credit may be available for a reduction in the Fund's net asset value to reflect a reserve (if any) for Chinese withholding taxes. Shareholders who do not itemize on their federal income tax returns may claim a credit, but not a deduction, for such foreign taxes.

Passive Foreign Investment Companies
If the Fund purchases shares in a PFIC, it may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains. If the Fund were to invest in a PFIC and elect to treat the PFIC as a “qualified electing fund” under the Code, in lieu of the foregoing requirements, the Fund would be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, the Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain. Alternatively, the Fund may make a mark-to-market election that would result in the Fund being treated as if it had sold and repurchased its PFIC stock at the end of each year. In such case, the Fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. The election must be made separately for each PFIC owned by the Fund and, once made, would be effective for all subsequent taxable years, unless revoked with the consent of the IRS. By making the election, the Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from the PFIC and its proceeds from dispositions of PFIC stock. The Fund may have to distribute this “phantom” income and gain to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax. The Fund will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effects of these rules.

Tax-Exempt Shareholders
Under current law, income of a RIC that would be treated as unrelated business taxable income (“UBTI”) if earned directly by a tax-exempt entity generally will not be attributed as UBTI to a tax-exempt entity that is a shareholder in the RIC. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in the Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

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Non-U.S. Shareholders
In general, dividends other than Capital Gain Dividends paid by the Fund to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. If the Fund were to recognize short-term capital gains or U.S.-source portfolio interest, properly reported short-term capital gain dividends and interest-related dividends paid by the Fund would not be subject to such withholding tax.

A beneficial holder of shares who is a non-U.S. person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a U.S. income tax deduction for losses) realized on a sale of shares of the Fund or on Capital Gain Dividends or short-term capital gain dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend or short-term capital gains dividends and certain other conditions are met.

In order for a non-U.S. investor to qualify for an exemption from backup withholding, the foreign investor must comply with special certification and filing requirements. Foreign investors in the Fund should consult their tax advisers in this regard. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the Internal Revenue Service.

A beneficial holder of shares who is a non-U.S. person may be subject to the U.S. federal estate tax in addition to the federal income tax consequences referred to above. If a shareholder is eligible for the benefits of a tax treaty, any income or gain effectively connected with a U.S. trade or business will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States.

Under the Foreign Account Tax Compliance Act (“FATCA”), a 30% withholding tax will be imposed on dividends paid by the Fund to (i) foreign financial institutions including non-U.S. investment funds unless they agree to collect and disclose to the Internal Revenue Service information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. A non-U.S. shareholder resident or doing business in a country that has entered into an intergovernmental agreement with the U.S. to implement a similar reporting regime will be exempt from this withholding tax if the shareholder and the applicable foreign government comply with the terms of such agreement. A Shareholder subject to such withholding tax will not receive additional amounts from the Fund to compensate for such withholding. Recently issued proposed regulations (which are effective while pending) eliminate the application of the FATCA withholding tax to capital gain dividends and redemption proceeds that was scheduled to take effect in 2019.

Creation and Redemption of Creation Units
An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year.

Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will be treated as short-term capital gains or losses.

Persons purchasing or redeeming Creation Units should consult their own tax advisers with respect to the tax treatment of any creation or redemption transaction.

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Section 351
The Trust on behalf of the Fund has the right to reject an order for Creation Units if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Fund and if, pursuant to Section 351 of the Code, the Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

Tax Shelter Reporting Regulations
Under U.S. Treasury regulations, if an individual shareholder recognizes a loss of $2 million or more in any single tax year or, for a corporate shareholder, $10 million or more in any single tax year, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

General Considerations
The U.S. federal income tax discussion and the discussion of Chinese tax considerations set forth above are for general information only. Prospective investors should consult their tax advisers regarding the specific federal income tax consequences of purchasing, holding and disposing of shares of the Fund, as well as the effect of state, local and foreign tax law and any proposed tax law changes.

DETERMINATION OF NAV

This information supplements and should be read in conjunction with the section in the Prospectus entitled “Calculating NAV.”

The NAV per share of the Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities and withholdings) by the total number of shares of the Fund outstanding, rounded to the nearest cent. Expenses and fees, including without limitation, the management, administration and distribution fees, are accrued daily and taken into account for purposes of determining NAV. The NAV per share for the Fund normally is calculated by the Administrator and determined as of the regularly scheduled close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern Time) on each day that the Exchange is open.

In calculating the values of the Fund’s portfolio securities, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last reported sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at the time as of which the Fund’s NAV is calculated if a security’s exchange is normally open at that time). If there is no such reported sale, such securities are valued at the most recently reported bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. The value of a swap contract is equal to the obligation (or rights) under the swap contract, which will generally be equal to the net amounts to be paid or received under the contract based upon the relative values of the positions held by each party to the contract as determined by the applicable independent, third party pricing agent. Exchange-traded options are valued at the last reported sales price on the exchange on which they are listed. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. OTC options are valued based upon prices determined by the applicable independent, third party pricing agent. Futures are valued at the settlement price established by the board of trade on which they are traded. Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate and the 30-, 60-, 90- and 180-day forward rates provided by an independent pricing agent. The exchange rates used for valuation are captured as of the close of the London Stock Exchange each day normally at 4:00 p.m. Greenwich Mean Time. Prices for most securities held by the Fund are provided daily by independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain bid and ask prices from two broker-dealers who make a market in the portfolio instrument and determines the average of the two.

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Investments in open-end investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in open-end investment companies that trade on an exchange are valued at the last reported sale price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. If there is no such reported sale, such securities are valued at the most recently reported bid price.

Investments for which market prices are not “readily available,” such as during a foreign market holiday, or are not deemed to reflect current market values, or are investments where no evaluated price is available from the Trust’s third-party pricing agents pursuant to established methodologies, are fair valued in accordance with the Trust’s valuation policies and procedures approved by the Board of Trustees. Some of the more common reasons that may necessitate that an investment be valued using “fair value” pricing may include, but are not limited to: the investment’s trading has been halted or suspended; the investment’s primary trading market is temporarily closed; or the investment has not been traded for an extended period of time. The Fund may fair value certain of the foreign investments held by the Fund each day the Fund calculates its NAV.

In addition, the Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that trade outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector, country or region. Events that may be Significant Events may include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations.

If Krane becomes aware of a Significant Event that has occurred with respect to a portfolio instrument or group of portfolio instruments after the closing of the exchange or market on which the portfolio instrument or portfolio instruments principally trade, but before the time at which the Fund calculates its NAV, it will notify the Administrator and may request that an ad hoc meeting of the Fair Valuation Committee be called.

With respect to trade-halted securities, the Trust typically will fair value a trade-halted security by adjusting the security’s last market close price by the security’s sector performance, as measured by a predetermined index, unless Krane recommends and the Trust’s Fair Valuation Committee determines to make additional adjustments. Certain foreign securities exchanges have mechanisms in place that confine one day’s price movement in an individual security to a pre-determined price range based on that day’s opening price (“Collared Securities”). Fair value determinations for Collared Securities will generally be capped based on any applicable pre-determined “limit down” or “limit up” prices established by the relevant foreign securities exchange. As an example, China A-Shares can only be plus or minus ten percent in one day of trading in the relevant mainland China equity market. As a result, the fair value price determination on a given day will generally be capped plus or minus ten percent.

Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could actually be realized upon the sale of the security or that another fund that uses market quotations or its own fair value procedures to price the same securities. In addition, fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index. This may adversely affect the Fund’s ability to track the Underlying Index.

Trading in securities on many foreign exchanges is normally completed before the close of business on each Business Day. In addition, securities trading in a particular country or countries may not take place on each Business Day or may take place on days that are not Business Days. Changes in valuations on certain securities may occur at times or on days on which the Fund’s NAV is not calculated and on which Fund shares do not trade and sales and redemptions of shares do not occur. As a result, the value of the Fund’s portfolio securities and the net asset value of its shares may change on days when you will not be able to purchase or sell your shares.

73

Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV. No secondary sales will be made to brokers or dealers at a concession by the Distributor or by the Fund. Purchases and sales of shares in the secondary market, which will not involve the Fund, will be subject to customary brokerage commissions and charges. Transactions in Fund shares will be priced at NAV only if you purchase or redeem shares directly from the Fund in Creation Units.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to pay out dividends, if any, at least annually. The Fund also distributes its net realized capital gains, if any, to investors annually. The Fund may make distributions on a more frequent basis. The Fund may occasionally be required to make supplemental distributions at some other time during the year. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable.

OTHER INFORMATION

Portfolio Holdings
The Board has approved portfolio holdings disclosure policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of the Fund’s portfolio holdings and the use of material non-public information about the Fund’s holdings. These policies and procedures, as described below, are designed to ensure that disclosure of portfolio holdings is in the best interests of Fund shareholders, and address conflicts of interest between the interests of Fund shareholders and those of Krane, a sub-adviser, the Distributor, or any affiliated person of the Fund, Krane, a sub-adviser or the Distributor. The policies and procedures apply to all officers, employees, and agents of the Fund, including Krane and a sub-adviser.

The Fund discloses on its website at the start of each Business Day the identities and quantities of the securities and other assets held by the Fund that will form the basis of the Fund’s calculation of its NAV on that Business Day. The portfolio holdings so disclosed will be based on information as of the close of business on the prior Business Day. This information is generally used in connection with the creation and redemption process and is disseminated on a daily basis through the facilities of the Exchange, the National Securities Clearing Corporation (“NSCC”) and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including Authorized Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of the Fund in the secondary market.

Daily access to non-public information concerning the Fund’s portfolio holdings also is permitted (i) to certain personnel of those service providers that are involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, including affiliated broker-dealers and/or Authorized Participants, and (ii) to other personnel of Krane and other service providers, such as a sub-adviser, the administrator, the custodian and the fund accountant, who deal directly with, or assist in, functions related to investment management, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with agreements with the Fund and/or the terms of the Fund’s current registration statement.

From time to time, non-public information concerning Fund portfolio holdings also may be provided to other entities that provide services to the Fund, including, among others, rating or ranking organizations, in the ordinary course of business, no earlier than one business day following the date of the information. Portfolio holdings information made available in connection with the creation and redemption process may be provided to other entities that provide services to the Fund in the ordinary course of business after it has been disseminated to the NSCC.

74

The Fund’s chief compliance officer, or a compliance manager designated by the chief compliance officer, also may grant exceptions to permit additional disclosure of Fund portfolio holdings information at differing times and with different lag times (the period from the date of the information to the date the information is made available), if any, in instances where the Fund has legitimate business purposes for doing so, it is in the best interests of shareholders, and the recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information and are required to execute an agreement to that effect. The Board will be informed of any such disclosures at its next regularly scheduled meeting or as soon as is reasonably practicable thereafter. In no event will the Fund, Krane, a sub-adviser, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s portfolio holdings.

The Board exercises continuing oversight of the disclosure of the Fund’s portfolio holdings by (1) overseeing the implementation and enforcement of the Trust’s the portfolio holdings policies and procedures by the Fund’s chief compliance officer and the Fund, (2) considering reports and recommendations by the chief compliance officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Advisers Act) that may arise in connection with any portfolio holdings policies and procedures, and (3) considering whether to approve or ratify any amendment to any of the portfolio holdings policies and procedures. The Board and the Fund reserve the right to amend the policies and procedures in their sole discretion at any time and from time to time without prior notice to shareholders. For purposes of the policies and procedures, the term “portfolio holdings” means investment positions held by the Fund that are not publicly disclosed.

In addition to the permitted disclosures described above, the Fund must disclose its complete holdings quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-PORT. These reports are available, free of charge, on the EDGAR database on the SEC’s web site at www.sec.gov.

No person is authorized to disclose the Fund’s portfolio holdings or other investment positions except in accordance with the Trust’s policies and procedures.

Voting Rights
Each share of the Fund is entitled to one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shareholders receive one vote for every full Fund share owned. Shareholders of the Fund will vote separately on matters relating solely to that fund. All shares of the Fund are freely transferable.

As a Delaware statutory trust, the Trust is not required to hold annual shareholder meetings unless otherwise required by the 1940 Act. However, for the purpose of considering removal of a Trustee as provided in Section 16(c) of the 1940 Act, a special meeting may be called by shareholders owning at least 10% of the outstanding shares of the Trust. If a meeting is requested by shareholders, the Trust will provide appropriate assistance and information to the shareholders who requested the meeting. Shareholder inquiries can be made by contacting the Trust at the number and website address provided under “Shareholder Inquiries” below.

Shareholder Inquiries
Shareholders may visit the Trust’s web site at www.kfafunds.com or call 1.855.857.2638 or call to obtain information about account statements, procedures, and other related information.

COUNSEL

K&L Gates LLP, 1601 K Street NW, Washington, DC 20006, serves as counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP, 1601 Market Street, Philadelphia, Pennsylvania 19103, the Trust’s independent registered public accounting firm, provides audit and tax services and other assurance services with respect to filings with the SEC.

FINANCIAL STATEMENTS

Once available, the Fund’s financial statements will be incorporated by reference into this SAI.

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APPENDIX A - PROXY VOTING POLICY

Form N-1A requires an investment company to describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities. In connection with this requirement, the Trust’s Board has delegated voting of the Fund’s proxies to Krane Funds Advisors, LLC (“Adviser” or “KFA”), subject to the Board’s oversight. The Board has directed that proxies be voted consistent with the Fund and its shareholders’ best interests and in compliance with all applicable proxy voting rules and regulations. The Adviser has adopted the following as its proxy voting policies and procedures:

Proxy Voting Policies and Procedures

Background

An investment adviser has a duty of care and loyalty to its Clients and Investors with respect to monitoring corporate events and exercising proxy authority in the best interests of such Clients and Investors. KFA will adhere to Rule 206(4)-6 of the Advisers Act and all other applicable laws and regulations in regard to the voting of proxies.

Policies and Procedures

Proxy Voting

KFA votes proxies for the securities in the KraneShares Trust, on behalf of each series of the Trust (the “Funds”) for which it has been granted investment authority using the following guidelines to comply with Rule 206(4)-6 under the Advisers Act. Specifically, Rule 206(4)-6 requires that the Adviser:

•	Adopt and implement written policies and procedures reasonably designed to ensure that it votes client securities in the best interest of clients;

•	Disclose to clients how they may obtain information from KFA about how KFA voted proxies for their securities; and

•	Describe KFA’s proxy voting policies and procedures to clients and furnish them with a copy of such policies and procedures on request.

Objective

Where KFA is given responsibility for voting proxies, KFA must take reasonable steps under the circumstances to ensure that proxies are received and voted in the best interest of the Funds, which generally means voting proxies with a view to enhancing the value of the shares of stock held in the Fund’s portfolio.

KFA has retained Broadridge Investor Communication Solutions, Inc. (“Broadridge”) to track the Fund’s proxy votes and the subsequent action the Fund took upon receipt of the vote, and where applicable, the issuer’s management and shareholder recommendations.

A-1

General Guidelines

KFA generally votes in accordance with Glass Lewis & Co.’s pre-determined proxy voting guidelines (“Guidelines”), unless KFA believes it is in the best interest of the Fund to vote differently.

Conflicts of Interests

KFA has adopted procedures that are designed to identify conflicts or potential conflicts that could arise between its own interests and those of the Fund. For example, conflicts of interest may arise when:

•	proxy votes regarding non-routine matters are solicited by an issuer that has an institutional separate account relationship with KFA; 1

•	a proponent of a proxy proposal has a business relationship with KFA; or

•	KFA has business relationships with participants in proxy contests, corporate directors or director candidates.

KFA’s senior management, in coordination with its CCO, are primarily responsible for monitoring and resolving possible material conflicts of interest with respect to proxy voting. Any person with knowledge of a personal conflict of interest relating to a particular matter shall disclose that conflict to the CCO and may be required to recuse him or herself from the proxy voting process. If it is determined that a conflict of interest or potential conflict of interest is material, the CCO will work with appropriate personnel to agree upon a method to resolve such conflict before voting proxies affected by the conflict. It is KFA’s expectation that voting in accordance with the Guidelines should, in most cases, adequately address any possible conflicts of interest. All overrides to vote contrary to the Guidelines must be documented and approved by KFA’s CCO.

Special Issues with Voting Foreign Proxies

Although KFA has arrangements with the proxy vendor to vote foreign proxies, voting proxies with respect to shares of foreign stocks may involve significantly greater effort and corresponding cost due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Logistical problems in voting foreign proxies include the following:

•	Each country has its own rules and practices regarding shareholder notification, voting restrictions, registration conditions and share blocking.

•	To vote shares in some countries, the shares may be “blocked” by the custodian or depository (or bearer shares deposited with a specified financial institution) for a specified number of days (usually five or fewer but sometimes longer) before or after the shareholder meeting. When blocked, shares typically may not be traded until the day after the blocking period. KFA may refrain from voting shares of foreign stocks subject to blocking restrictions where, in KFA’s judgment, the benefit from voting the shares is outweighed by the interest of maintaining client liquidity in the shares. This decision generally is made on a case-by-case basis based on relevant factors, including the length of the blocking period, the significance of the holding, and whether the stock is considered a long-term holding.

1
          For this purpose, KFA generally will consider as “non-routine” any matter listed in New York Stock Exchange Rule 452.11, relating to when a member adviser may not vote a proxy without instructions from its customer (for example, contested matters are deemed non-routine).

A-2

•	Often it is difficult to ascertain the date of a shareholder meeting because certain countries, such as France, do not require companies to publish announcements in any official stock exchange publication.

•	Timeframes between shareholder notification, distribution of proxy materials, book-closure and the actual meeting date may be too short to allow timely action.

•	Language barriers will generally mean that an English translation of proxy information must be obtained or commissioned before the relevant shareholder meeting.

•	Some companies and/or jurisdictions require that, in order to be eligible to vote, the shares of the beneficial holders be registered in the company’s share registry.

•	Lack of a “proxy voting service” by custodians in certain countries.

Proxy Voting Reporting

Information regarding how KFA, on behalf of the Fund, voted proxies is available on the SEC’s website at
http://sec.gov
.

KFA must provide the Fund’s Board with a report that describes any significant issues that arose during the year as they relate to voting proxies including any votes that were made inconsistent with KFA’s stated proxy voting policies and procedures. Additionally, on an at least annual basis, any changes to KFA’s proxy voting policies and procedure as they relate to the Fund, must be reported to the Board, which shall review and in its discretion, approve the use of such amended proxy voting policies and procedures.

Securities Lending

Voting rights on the loaned securities may pass to the borrower, provided that KFA must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower. KFA may instruct its securities lending agent to terminate loans and recall securities so that the securities may be voted by KFA if so determined by KFA consistent with its fiduciary duty to the Fund. Such notice shall be provided no less than the normal settlement period for the securities in question prior to the record date for the proxy vote or other corporate entitlement.

Class Actions

KFA does not commit to participate in all class actions that may arise with regard to Fund portfolio securities. Upon receipt of class action information, the COO or CCO will evaluate the costs versus the benefits of participation in the suit for each pertinent Fund. Unless the COO or CCO determines that it would be in the best interest of the Fund, KFA will not participate in the class action on behalf of the Fund. The COO or CCO will either return to the sender any documents inadvertently received by Adviser regarding class actions or forward the documents to the pertinent Fund(s). If a determination is made that the benefits of participating in a class action outweigh the cost of participation, the Adviser will distribute any compensation received pro rata to the investors in the Fund(s) based on the current percentage holdings in the Fund or as otherwise appropriately arranged and disclosed to investors.

Class Action Notices should be forwarded to the CCO upon receipt.

A-3

2020
PROXY PAPER™
GUIDELINES
AN OVERVIEW OF THE GLASS LEWIS APPROACH TO PROXY ADVICE

INVESTMENT MANAGER POLICY
AN ADDENDUM TO THE PROXY PAPER POLICY GUIDELINES

SUMMARY OF CHANGES

On an ongoing basis, Glass Lewis extensively reviews and consults with stakeholders and clients on its policy guidelines. Annually, Glass Lewis updates its policy guidelines in accordance with market trends, developments and the results of our ongoing consultations.

In advance of the 2020 proxy season, Glass Lewis has not made material revisions to the Investment Manager policy guidelines. However, a number of updates have been made to the Glass Lewis standard guidelines, which underpin and inform the Investment Manager policy guidelines. Furthers details can be found at
www.glasslewis.com/guidelines

The Glass Lewis Investment Manager Guidelines are designed to maximize returns for investment managers by voting in a manner consistent with such managers’ active investment decision-making. The guidelines are designed to increase investor’s potential financial gain through the use of the shareholder vote while also allowing management and the board discretion to direct the operations, including governance and compensation, of the firm.

The guidelines will ensure that all issues brought to shareholders are analyzed in light of the fiduciary responsibilities unique to investment advisors and investment companies on behalf of individual investor clients including mutual fund shareholders. The guidelines will encourage the maximization of return for such clients through identifying and avoiding financial, audit and corporate governance risks.

MANAGEMENT PROPOSALS

ELECTION OF DIRECTORS

In analyzing directors and boards, Glass Lewis’ Investment Manager Guidelines generally support the election of incumbent directors except when a majority of the company’s directors are not independent or where directors fail to attend at least 75% of board and committee meetings. In a contested election, we will apply the standard Glass Lewis recommendation.

AUDITOR

The Glass Lewis Investment Manager Guidelines will generally support auditor ratification except when the non-audit fees exceed the audit fees paid to the auditor.

COMPENSATION

Glass Lewis recognizes the importance in designing appropriate executive compensation plans that truly reward pay for performance. We evaluate equity compensation plans based upon their specific features and will vote against plans than would result in total overhang greater than 20% or that allow the repricing of options without shareholder approval.

The Glass Lewis Investment Manager Guidelines will follow the general Glass Lewis recommendation when voting on management advisory votes on compensation (“say-on-pay”) and on executive compensation arrangements in connection with merger transactions (i.e., golden parachutes). Further, the Investment Manager Guidelines will follow the Glass Lewis recommendation when voting on the preferred frequency of advisory compensation votes.

AUTHORIZED SHARES

Having sufficient available authorized shares allows management to avail itself of rapidly developing opportunities as well as to effectively operate the business. However, we believe that for significant transactions management should seek shareholders approval to justify the use of additional shares. Therefore shareholders should not approve the creation of a large pool of unallocated shares without some rational of the purpose of such shares. Accordingly, where we find that the company has not provided an appropriate plan for use of the proposed shares, or where the number of shares far exceeds those needed to accomplish a detailed plan, we typically vote against the authorization of additional shares. We also vote against the creation of or increase in (i) blank check preferred shares and (ii) dual or multiple class capitalizations.

SHAREHOLDER RIGHTS

Glass Lewis Investment Manager Guidelines will generally support proposals increasing or enhancing shareholder rights such as declassifying the board, allowing shareholders to call a special meeting, eliminating supermajority voting and adopting majority voting for the election of directors. Similarly, the Investment Manager Guidelines will generally vote against proposals to eliminate or reduce shareholder rights.

MERGERS, ACQUISITIONS AND CONTESTED MEETINGS

Glass Lewis undertakes a thorough examination of the implications of a proposed merger or acquisition to determine the transaction’s likelihood of maximizing shareholder return. In making our voting recommendation, we examine the process conducted, the specific parties and individuals involved in negotiating an agreement, as well as the economic and governance terms of the proposal. In contested merger situations, or board proxy fights, Glass Lewis considers the plan presented by the dissident party and how, if elected, it plans to enhance or protect shareholder value. We also consider the arguments presented by the board, including any plans for improving the performance of the company.

The Glass Lewis Investment Manager Guidelines will vote in accordance with the standard Glass Lewis policy recommendations on contested meetings, mergers, acquisitions, and other financing transactions.

SHAREHOLDER PROPOSALS

The Investment Manager Policy will review and vote on shareholder proposals on a case-by-case basis. The policy supports shareholder proposals if the requested action would increase shareholder value, mitigate risk or enhance shareholder rights but generally recommend voting against those that would not ultimately impact performance.

GOVERNANCE

The Glass Lewis Investment Manager Guidelines will support reasonable initiatives that seek to enhance shareholder rights, such as the introduction of majority voting to elect directors, elimination in/reduction of supermajority provisions, the declassification of the board and requiring the submission of shareholder rights’ plans to a shareholder vote. The guidelines generally support reasonable, well-targeted proposals to allow increased shareholder participation at shareholder meetings through the ability to call special meetings and ability for shareholders to nominate director candidates to a company’s board of directors. However, the Investment Manager Guidelines will vote against proposals to require separating the roles of CEO and chair.

COMPENSATION

The Glass Lewis Investment Manager Guidelines will generally oppose any shareholder proposals seeking to limit compensation in amount or design. However, the guidelines will vote for reasonable and properly- targeted shareholder initiatives such as to require shareholder approval to reprice options, to link pay with performance, to eliminate or require shareholder approval of golden coffins, to allow a shareholder vote on excessive golden parachutes (i.e., greater than 2.99 times annual compensation) and to clawback unearned bonuses.

ENVIRONMENT

Glass Lewis’ Investment Manager Guidelines vote against proposals seeking to cease a certain practice or take certain actions related to a company’s activities or operations. Further, the Glass Lewis’ Investment Manager Guidelines generally vote against proposals regarding enhanced environmental disclosure and reporting, including those seeking sustainability reporting and disclosure about company’s greenhouse gas emissions, as well as those advocating compliance with international environmental conventions and adherence to environmental principles.

SOCIAL

Glass Lewis’ Investment Manager Guidelines generally oppose proposals requesting companies adhere to labor or worker treatment codes of conduct, such as those espoused by the International Labor Organization, relating to labor standards, human rights conventions and corporate responsibility at large conventions and principles. The guidelines will also vote against proposals seeking disclosure concerning the rights of workers, impact on local stakeholders, workers’ rights and human rights in general. Furthermore, the Investment Manager Guidelines oppose increased reporting and review of a company’s political and charitable spending as well as its lobbying practices.

APPENDIX B – DESCRIPTION OF SECURITIES RATINGS

Corporate and Municipal Long-Term Bond Ratings

China Lianhe Credit Ratings

AAA
: Strong ability to repay debt. Not adversely affected by the economic environment. The risk of default is very low.

AA
: Strong ability to repay debt. Less adversely affected by the economic environment. The risk of default is very low.

A
: Strong ability to repay debt. More susceptible adversely affected by the economic environment. The risk of default is very low.

BBB
: Adequate ability to repay debt. Business is affected by unfavorable economic environment. Greater default risk in general.

BB
: Weak ability to repay debt. Business is affected by unfavorable economic environment. Greater default risk in general.

B
: Businesses ability to repay debt is largely dependent on favorable economic environment. There is a high risk of default.

CCC
: Businesses ability to repay debt is extremely dependent on favorable economic environment. There is a high risk of default.

CC
: Businesses ability to repay debt is extremely dependent on favorable economic environment. Business is at risk of bankruptcy or reorganization. Default is likely.

C
: Business cannot repay the debt.

In addition to AAA and CCC grade level (inclusive) level, every one credit rating available, "+", "-" symbol to fine tune, which means that a slightly higher or slightly below this level.

China Chengxin (Asia Pacific) Credit Ratings Company, Limited (“CCXAP”) long-term credit ratings:

AAAg:
Capacity to meet the commitment on short-term and long-term debts is extremely strong. Business is operated in a virtuous circle. The foreseeable uncertainty on business operations is minimal.

AAg+, AAg, AAg:
Capacity to meet short-term and long-term financial commitment is very strong. Business is operated in a virtuous circle. Foreseeable uncertainty in business operations is relatively low.

Ag+, Ag, Ag-:
Capacity to meet short-term and long-term commitment is strong. Business is operated in a virtuous circle. Business operation and development may be affected by internal uncertain factors, which may create fluctuations on profitability and solvency of the issuer.

B-1

BBBg+, BBBg, BBBg-:
Capacity to meet financial commitment is considered adequate and capacity to meet short-term and long-term commitment is satisfactory. Business is operated in a virtuous circle. Business is affected by internal and external uncertainties. Profitability and solvency may experience significant fluctuation. Principal and interest may not be sufficiently protected by the terms of agreement.

BBg+, BBg, BBg-:
Capacity to meet short-term and long-term financial commitment is relatively weak. Financial commitment towards short-term and long-term debts is below average. Status of business operation and development is not good. Solvency is unstable and subject to sustainable risk.

Bg+, Bg, Bg-:
Financial commitment towards short-term and long-term debts is bad. Business is affected by internal and external uncertain factors. There are difficulties in business operation. Solvency is uncertain and subject to high credit risk.

CCCg:
Financial commitment towards short-term and long-term debts is very bad. Business is affected by internal and external uncertain factors. There are difficulties in business operation. Poor solvency with very high credit risk.

CCg:
Financial commitment towards short-term and long-term debts is extremely bad. Business operation is poor. There are very limited positive internal and external factors to support business operation and development. Extremely high credit risk is found.

Cg:
Financial commitment towards short-term and long-term debts is insolvent. Business falls in vicious circle. Very limited positive internal and external factors are found to support the business operation and development in positive cycle. Extremely high credit risk is seen and is near default.

Dg:
Unable to meet the financial commitments. Default is confirmed.

Dagong Global Credit Rating Co. (“Dagong”) Corporate and Financial Institution Issuer, Borrowing Companies, and Long-term Debt Facility Credit Ratings:

AAA-
Highest Credit Quality: “AAA” ratings denote the lowest expectation of default risk. It indicates that the issuer has exceptionally strong capacity for payment of financial commitments. Although the debt protection factors may change, this capacity is highly unlikely to be adversely affected by any foreseeable event. “AAA” is the highest issuer credit rating assigned by Dagong.

AA-
Very High Credit Quality: “AA” ratings denote expectations of very low default risk. It indicates that the issuer has very strong capacity for payment of financial commitments. Although due to its relatively higher long-term risk, this capacity is not significantly vulnerable to any foreseeable event.

A
- High Credit Quality: “A’ ratings denote expectations of relatively low default risk. The capacity for payment of financial commitments is considered sufficient. However, this capacity may be more vulnerable than those of the higher ratings to adverse business or economic conditions due to any foreseeable event.

BBB
- Medium Credit Quality: “BBB” ratings indicate that expectations of default risk are currently low and it has medium default risk. In normal conditions, the capacity for payment of financial commitments is considered adequate, whereas under adverse business or economic conditions risks of default are more likely to exist under this scale.

BB
- Low Medium Credit Quality: “BB” ratings indicate that the issuer faces major ongoing uncertainties and exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitments.

B-2

B
- Relatively Low Credit Quality: “B” ratings indicate that expectations of default risk are relatively high but a limited margin of safety remains. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments. This is a lower scale than that of the “BB” rating and an obligor rated “B” is more vulnerable to adverse developments than the obligors rated “BB”.

CCC-
Low Credit Quality: “CCC” ratings indicate very high default risk. The issuer is currently vulnerable, and is dependent upon favorable business, financial, and economic conditions to meet its financial commitments. Some practical risks exist and this will impair the obligor’s ability to meet its financial commitments.

CC
- Very Low Credit Quality: “CC” ratings indicate that the issuer is currently highly vulnerable and entities with this rating have a seriously high risk of default.

C
- Lowest Credit Quality: “C” ratings indicate the highest default risk and the issuer is currently unable to meet its financial commitments or may even be in the process of compulsory debt reconstruction, or a takeover by regulatory organizations or in bankruptcy liquidation.

Standard & Poor’s (“S&P”) Corporate and Municipal Long-Term Bond Ratings:

The following descriptions of S&P’s long-term corporate and municipal bond ratings have been published by Standard & Poor’s Financial Service LLC.

AAA
- An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA
- An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A
- An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
- An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C
- Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
- An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B
- An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

B-3

CCC
- An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
- An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C
- A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D
- An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or Minus (-)
- The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR
- This indicates that a rating has not been assigned or is no longer assigned.

Moody’s Investors Service, Inc. (“Moody’s”) Long-Term Corporate Bond Ratings:

The following descriptions of Moody’s long-term corporate bond ratings have been published by Moody’s Investors Service, Inc. and Moody’s Analytics Inc.

Aaa
- Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa
- Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
- Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
- Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba
- Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B
- Obligations rated B are considered speculative and are subject to high credit risk.

Caa
- Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca
- Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
- Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

B-4

Modifiers: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa.

The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms. By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

Moody’s U.S. Municipal Long-Term Bond Ratings:

The following descriptions of Moody’s long-term municipal bond ratings have been published by Moody’s Investors Service, Inc. and Moody’s Analytics Inc.

Aaa
- Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Aa
- Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

A
- Issuers or issues rated A present above-average creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Baa
- Issuers or issues rated Baa represent average creditworthiness relative to other U.S. municipal or tax- exempt issuers or issues.

Ba
- Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

B
- Issuers or issues rated B demonstrate weak creditworthiness relative to other U.S. municipal or tax- exempt issuers or issues.

Caa
- Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Ca
- Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

C
- Issuers or issues rated C demonstrate the weakest creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Modifiers: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating category from Aa through Caa. The modifier 1 indicates that the issuer or obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

B-5

Fitch Ratings Ltd. (“Fitch”) Corporate Bond Ratings:

The following descriptions of Fitch’s long-term corporate bond ratings have been published by Fitch, Inc. and Fitch Ratings Ltd.

AAA
- Highest credit quality. ‘
AAA
’ ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
- Very high credit quality. ‘
AA
’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
- High credit quality. ‘
A
’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
BBB
- Good credit quality. ‘
BBB
’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB
- Speculative. ‘
BB
’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B
- Highly speculative. ‘
B
’ ratings indicate that material credit risk is present. For performing obligations, default risk is commensurate with the issuer being rated with an Issuer Default Rating (“IDR”) in the ranges ‘BB’ to ‘C’. For non-performing obligations, the obligation or issuer is in default, or has deferred payment, but the rated obligation is expected to have extremely high recovery rates consistent with a Recovery Rating of ‘RR1’ (outstanding recovery prospects given default).

CCC
- Substantial credit risk. ‘
CCC
’ ratings indicate that substantial credit risk is present. For performing obligations, default risk is commensurate with an IDR in the ranges ‘B’ to ‘C’. For non-performing obligations, the obligation or issuer is in default, or has deferred payment, but the rated obligation is expected to have a superior recovery rate consistent with a Recovery Rating of ‘RR2’ (superior recovery prospects given default).

CC
- Very high levels of credit risk. ‘
CC
’ ratings indicate very high levels of credit risk. For performing obligations, default risk is commensurate with an IDR in the ranges ‘B’ to ‘C’. For non-performing obligations, the obligation or issuer is in default, or has deferred payment, but the rated obligation is expected to have a good recovery rate consistent with a Recovery Rating of ‘RR3’ (good recovery prospects given default).

C
- Exceptionally high levels of credit risk. ‘
C
’ indicates exceptionally high levels of credit risk. For performing obligations, default risk is commensurate with an IDR in the ranges ‘B’ to ‘C’. For non-performing obligations, the obligation or issuer is in default, or has deferred payment, and the rated obligation is expected to have an average, below-average or poor recovery rate consistent with a Recovery Rating of ‘RR4’ (average recovery prospects given default), ‘RR5’ (below average recovery prospects given default) or ‘RR6’ (poor recovery prospects given default).

Defaulted obligations typically are not assigned ‘D’ ratings, but are instead rated in the ‘B’ to ‘C’ rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

B-6

Plus (+) or Minus (-)
The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ obligation rating category, or to corporate finance obligation ratings in the categories below ‘B’.

The terms “investment grade” and “speculative grade” have established themselves over time as shorthand to describe the categories ‘AAA’ to ‘BBB’ (investment grade) and ‘BB’ to ‘D’ (speculative grade). The terms “investment grade” and “speculative grade” are market conventions, and do not imply any recommendation or endorsement of a specific security for investment purposes. “Investment grade” categories indicate relatively low to moderate credit risk, while ratings in the “speculative” categories either signal a higher level of credit risk or that a default has already occurred.

Fitch’s Municipal Bond Long-Term Ratings:

The following descriptions of Fitch’s long-term municipal bond ratings have been published by Fitch, Inc. and Fitch Ratings Ltd.

AAA
- Highest credit quality. ‘
AAA
’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
- Very high credit quality. ‘
AA
’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
- High credit quality. ‘
A
’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB
- Good credit quality. ‘
BBB
’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB
- Speculative. ‘
BB
’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B -
Highly speculative. ‘
B
’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC
- Substantial credit risk. ‘
CCC
’ ratings indicate that default is a real possibility.

CC
- Very high levels of credit risk. ‘
CC
’ ratings indicate default of some kind appears probable.

C
- Exceptionally high levels of credit risk. ‘
C
’ ratings indicate default appears imminent or inevitable.

D
- Default. ‘
D
’ ratings indicate a default. Default generally is defined as one of the following:

• failure to make payment of principal and/or interest under the contractual terms of the rated obligation;

B-7

• the bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of the business of an issuer/obligor; or

• the coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Structured Finance Defaults
– “Imminent” default, categorized under ‘C’, typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a coercive debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to pay interest and/or principal in full in accordance with the terms of the obligation’s documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation will typically be rated in the ‘C’ category.

Structured Finance Writedowns
- Where an instrument has experienced an involuntary and, in the agency’s opinion, irreversible “writedown” of principal (i.e. other than through amortization, and resulting in a loss to the investor), a credit rating of ‘D’ will be assigned to the instrument. Where the agency believes the “writedown” may prove to be temporary (and the loss may be “written up” again in future if and when performance improves), then a credit rating of ‘C’ will typically be assigned. Should the “writedown” then later be reversed, the credit rating will be raised to an appropriate level for that instrument. Should the “writedown” later be deemed as irreversible, the credit rating will be lowered to ‘D’.

Notes: In the case of structured and project finance, while the ratings do not address the loss severity given default of the rated liability, loss severity assumptions on the underlying assets are nonetheless typically included as part of the analysis. Loss severity assumptions are used to derive pool cash flows available to service the rated liability. In the case of public finance, the ratings also do not address the loss given default of the rated liability, focusing instead on the vulnerability to default of the rated liability.

Plus (+) or Minus (-)
- The modifiers “+” or “-”may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-Term Rating category, or to Long-Term Rating categories below ‘B’.

Municipal Short-Term Bond Ratings

CCXAP short-term credit ratings:

Ag-1:
Capacity to meet short-term financial commitment is extremely strong with high level of safety.

Ag-2:
Capacity to meet short-term financial commitment is strong with high level of safety.

Ag-3:
Capacity to meet short-term financial commitment is average but the safety may be easily affected by adverse business, financial and economic conditions.

Bg:
Capacity to meet short-term financial commitment is weak with high probability of default.

Cg:
Capacity to meet short-term financial commitment is very weak and the probability of default is very high.

Dg:
Unable to meet the financial commitments. Default is confirmed.

B-8

S&P’s Municipal Short-Term Bond Ratings:

The following descriptions of S&P’s short-term municipal ratings have been published by Standard & Poor’s Financial Service LLC.

SP-1
- Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2
- Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3
- Speculative capacity to pay principal and interest.

D
- 'D' is assigned upon failure to pay the note when due, completion of a distressed exchange offer, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.

Moody’s Short-Term Ratings:

The following descriptions of Moody’s short-term municipal ratings have been published by Moody’s Investors Service, Inc. and Moody’s Analytics Inc.

MIG 1
- This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2
- This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3
- This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG
- This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Fitch’s Short-Term Ratings:

The following descriptions of Fitch’s short-term ratings have been published by Fitch, Inc. and Fitch Ratings Ltd.

F1 -
Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 -
Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3 -
Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B -
Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

B-9

C -
High short-term default risk. Default is a real possibility.

RD -
Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D -
Default. Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

Commercial Paper Ratings

S&P’s Commercial Paper Ratings:
The following descriptions of S&P’s commercial paper ratings have been published by Standard & Poor’s Financial Service LLC.

A-1
- A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2
- A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3
- A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B
- A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1
- A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2
- A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3
- A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C
- A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D
- A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

B-10

Dual Ratings
– S&P assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’).

Moody’s Commercial Paper Ratings:

The following descriptions of Moody’s commercial paper ratings have been published by Moody’s Investors Service, Inc. and Moody’s Analytics Inc.

P-1
- Issuers (or supporting institutions) rated Prime-1 have a superior ability to honor short-term debt obligations.

P-2
- Issuers (or supporting institutions) rated Prime-2 have a strong ability to honor short-term debt obligations.

P-3
- Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to honor short-term obligations.

NP
- Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

Fitch’s Commercial Paper Ratings:
The following descriptions of Fitch’s commercial paper ratings have been published by Fitch, Inc. and Fitch Ratings Ltd.

F1
- Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2
- Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3
- Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B
- Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C
- High short-term default risk. Default is a real possibility.

RD
- Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D
- Default. Indicates a broad-based default event for an entity, or the default of a specific short-term obligation. The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-term rating category, to categories below ‘CCC’, or to Short-term ratings other than ‘F1’. (The +/- modifiers are only used to denote issues within the CCC category.)

B-11

PART C: OTHER INFORMATION

Item 28 .	Exhibits

(a)(1)
Certificate of Trust, as filed with the state of Delaware on February 3, 2012, for KraneShares Trust (the “Registrant” or the “Trust”) is incorporated herein by reference to Exhibit (a)(1) to the Registrant’s initial Registration Statement on Form N-1A as filed with the U.S. Securities and Exchange Commission (the “SEC”) via EDGAR Accession No. 0001193125-12-173444 on April 20, 2012.

(a)(2)
Registrant’s Amended and Restated Declaration of Trust, dated June 7, 2017, is incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 145 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001144204-17-033078 on June 19, 2017.

(b)
Registrant’s Amended By-Laws, dated June 7, 2017, are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 145 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001144204-17-033078 on June 19, 2017.

(c)	Not applicable.

(d)(1)
Investment Advisory Agreement between the Registrant and Krane Funds Advisors, LLC, is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 149 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001144204-17-038833 on July 28, 2017.

(d)(2)	Schedule A to the Investment Advisory Agreement between the Registrant and Krane Funds Advisors, LLC, filed herewith.

(d)(3)
Schedule B to the Investment Advisory Agreement between the Registrant and Krane Funds Advisors, LLC, is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 180 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001615774-19-004417 on March 22, 2019.

(d)(4)
Investment Advisory Agreement between Krane Funds Advisors, LLC, on behalf of the KraneShares Bosera MSCI China A Share ETF, and Bosera Asset Management (International) Co., Ltd., is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 149 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001144204-17-038833 on July 28, 2017.

(d)(5)
Investment Advisory Agreement between Krane Funds Advisors, LLC, on behalf of the KraneShares E Fund China Commercial Paper ETF, and E Fund Management (Hong Kong) Co., Limited, is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 149 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001144204-17-038833 on July 28, 2017.

(d)(6)
Investment Subadvisory Agreement between Krane Funds Advisors, LLC, on behalf of the KraneShares CCBS China Corporate High Yield Bond USD Index ETF, and CCB Securities Ltd., is incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment No. 156 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001615774-18-000019 on January 2, 2018.

(d)(7)
Sub-Advisory Agreement between Krane Funds Advisors, LLC, on behalf of the Quadratic Interest Rate Volatility and Inflation Hedge ETF, and Quadratic Capital Management LLC, is incorporated herein by reference to Exhibit (d)(10) of Post-Effective Amendment No. 173 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001615774-19-002177 on February 11, 2019.

(d)(8)
Sub-Advisory Agreement between Krane Funds Advisors, LLC, on behalf of the KFA Dynamic Fixed Income ETF, and SkyRock Investment Management, LLC, is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 247 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001213900-20-019102 on July 29, 2020.

(d)(9)
Form of Sub-Advisory Agreement between Krane Funds Advisors, LLC, on behalf of the KFA Global Carbon ETF and Climate Finance Partners LLC, is incorporated herein by reference to Exhibit (d)(9) of Post-Effective Amendment No. 236 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001615774-20-005257 on April 30, 2020.

(d)(10)
Form of Investment Advisory Agreement between KFA Global Carbon Subsidiary, Ltd., and and Krane Fund Advisors LLC, is incorporated herein by reference to Exhibit (d)(10) of Post-Effective Amendment No. 236 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001615774-20-005257 on April 30, 2020.

(d)(11)
Form of Sub-Advisory Agreement between Krane Funds Advisors, LLC, on behalf of the KFA Global Carbon Subsidiary, Ltd.,  and Climate Finance Partners LLC, is incorporated herein by reference to Exhibit (d)(11) of Post-Effective Amendment No. 236 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001615774-20-005257 on April 30, 2020.

(d)(12)	Form of Sub-Advisory Agreement between Krane Funds Advisors, LLC, on behalf of the KFA Value Line® Dynamic Core Equity Index ETF and Lee Capital Management, LP, filed herewith.

(e)(1)
Amended and Restated Distribution Agreement between the Registrant and SEI Investments Distribution Co. is incorporated herein by reference to Exhibit (e)(1) of Post-Effective No. 63 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001144204-14-046850 on August 4, 2014.

(e)(2)	Schedule A to the Amended and Restated Distribution Agreement between the Registrant and SEI Investments Distribution Co., filed herewith.

(e)(3)
Amendment No.1 to Amended and Restated Distribution Agreement between the Registrant and SEI Investments Distribution Co., is incorporated herein by reference to Exhibit (e)(3)  of Post-Effective Amendment No. 243 to the Registrant’s Registration Statement on Form N-1A  (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001615774-20-007826 on June 30, 2020.

(e)(4)
Form of Authorized Participant Agreement is incorporated herein by reference to Exhibit (e)(2) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001144204-13-003143 on January 18, 2013.

(f)	Not applicable.

(g)(1)
Custodian and Transfer Agent Agreement between the Registrant and Brown Brothers Harriman & Co. is incorporated herein by reference to Exhibit (g) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001144204-13-003143 on January 18, 2013.

(h)(1)
Amended and Restated Administration Agreement between the Registrant and SEI Global Fund Services is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001144204-14-046850 on August 4, 2014.

(h)(2)	Schedule I to the Amended and Restated Administration Agreement between the Registrant and SEI Global Fund Services, filed herewith.

(h)(3)
Compliance Services Agreement between the Registrant and Quain Compliance Consulting, LLC, is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 99 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001144204-15-044651 on July 28, 2015.

(h)(4)
Expense Limitation Agreement between the Registrant and Krane Funds Advisors, LLC, relating to the KraneShares Bosera MSCI China A Share ETF, KraneShares E Fund China Commercial Paper ETF, KraneShares Asia Robotics and Artificial Intelligence Index ETF, and KraneShares Bloomberg Barclays China Aggregate Bond Inclusion Index ETF, is incorporated herein by reference to Exhibit (h)(4) of Post-Effective Amendment No. 198 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001615774-19-010464 on July 29, 2019.

(h)(5)
Expense Limitation Agreement between the Registrant and Krane Funds Advisors, LLC, relating to the KraneShares MSCI All China Index ETF (formerly known as the KraneShares FTSE Emerging Markets Plus ETF) and KraneShares MSCI Emerging Markets ex China Index ETF, is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 198 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001615774-19-010464 on July 29, 2019.

(h)(6)
Sublicense Agreement between the Registrant and Krane Funds Advisors, LLC, is incorporated herein by reference to Exhibit (h)(11) of Post-Effective Amendment No. 149 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001144204-17-038833 on July 28, 2017.

(h)(7)	Schedule I to the Form of Sublicense Agreement between the Registrant and Krane Funds Advisors, LLC, filed herewith.

(h)(8)
Securities Lending Agency Agreement between the Registrant and Brown Brothers Harriman & Co., dated February 1, 2018, is incorporated herein by reference to Exhibit (h)(8) of Post-Effective Amendment No. 162 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001615774-18-007036 on July 30, 2018.

(h)(9)
Fee Waiver Agreement between the Registrant and Krane Funds Advisors, LLC, relating to the KraneShares Bosera MSCI China A Share ETF, KraneShares E Fund China Commercial Paper ETF, KraneShares Asia Robotics and Artificial Intelligence Index ETF, KraneShares Bloomberg Barclays China Aggregate Bond Inclusion Index ETF, Quadratic Interest Rate Volatility and Inflation Hedge ETF, KraneShares MSCI All China Index ETF, KraneShares MSCI Emerging Markets ex China Index ETF, and KraneShares MSCI All China Health Care Index ETF, is incorporated herein by reference to Exhibit (h)(9) of Post-Effective Amendment No. 247 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001213900-20-019102 on July 29, 2020.

(h)(10)
Fee Waiver Agreement between the Registrant and Krane Funds Advisors, LLC, relating to the KraneShares MSCI All China Index ETF, is incorporated herein by reference to Exhibit (h)(10) of Post-Effective Amendment No. 247 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001213900-20-019102 on July 29, 2020.

(h)(11)
Fee Waiver Agreement between the Registrant and Krane Funds Advisors, LLC, relating to the KraneShares Emerging Markets Consumer Technology Index ETF, is incorporated herein by reference to Exhibit (h)(11) of Post-Effective Amendment No. 247 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001213900-20-019102 on July 29, 2020.

(i)	Opinion and consent of counsel, filed herewith.

(j)	Not applicable.

(k)	Not applicable.

(l)
Subscription Agreement between the Registrant and Krane Funds Advisors, LLC is incorporated herein by reference to Exhibit (l) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001144204-13-003143 on January 18, 2013.

(m)	Distribution Plan adopted November 8, 2012 and amended May 6, 2020, filed herewith.

(n)	Not applicable.

(o)	Not applicable.

(p)(1)
Code of Ethics of the Registrant is incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 198 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001615774-19-010464 on July 29, 2019.

(p)(2)
Code of Ethics of Krane Funds Advisors, LLC is incorporated herein by reference to Exhibit (p)(2) of Post-Effective Amendment No. 198 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001615774-19-010464 on July 29, 2019.

(p)(3)
Code of Ethics of Bosera Asset Management (International) Co., Ltd., sub-adviser to the KraneShares Bosera MSCI China A Share ETF, is incorporated herein by reference to Exhibit (p)(5) of Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001144204-14-022475 on April 14, 2014.

(p)(4)
Code of Ethics of E Fund Management (Hong Kong) Co., Limited, sub-adviser to the KraneShares E Fund China Commercial Paper ETF is incorporated herein by reference to Exhibit (p)(6) of Post-Effective Amendment No. 50 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001144204-14-037621 on June 13, 2014.

(p)(5)
Code of Ethics of CCB Securities Ltd., sub-adviser to the KraneShares CCBS China Corporate High Yield Bond USD Index ETF, is incorporated herein by reference to Exhibit (p)(5) of Post-Effective Amendment No. 156 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001615774-18-000019 on January 2, 2018.

(p)(6)
Code of Ethics of Quadratic Capital Management LLC, sub-adviser to the Quadratic Interest Rate Volatility and Inflation Hedge ETF, is incorporated herein by reference to Exhibit (p)(8) of Post-Effective Amendment No. 182 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001615774-19-005273 on April 2, 2019.

(p)(7)
Code of Ethics of SkyRock Investment Management, LLC, sub-adviser to the KFA Dynamic Fixed Income ETF, is incorporated herein by reference to Exhibit (p)(7) of Post-Effective Amendment No. 216 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001615774-19-014687 on November 25, 2019.

(p)(8)
Code of Ethics of Climate Finance Partners LLC, sub-adviser to the KFA Global Carbon ETF, is incorporated herein by reference to Exhibit (p)(8) of Post-Effective Amendment No. 236 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001615774-20-005257 on April 30, 2020.

(p)(9)	Code of Ethics of Lee Capital Management, LP, sub-adviser to the KFA Value Line® Dynamic Core Equity Index ETF, filed herewith.

(q)(1)
Powers of Attorney dated September 29, 2015 for Matthew Stroyman and John Ferguson is incorporated herein by reference to Exhibit (q) of Post-Effective Amendment No. 108 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001144204-16-080317on February 10, 2016.

(q)(2)
Power of Attorney dated August 31, 2017 for Patrick Campo, is incorporated herein by reference to Exhibit (q)(2) of Post-Effective Amendment No. 153 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001615774-17-005305 on September 22, 2017.

Item 29 .	Persons Controlled by or under Common Control with the Fund

Not applicable.

Item 30 .	Indemnification

A Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust, to the extent provided in Article VII of the Registrant’s Amended and Restated Declaration of Trust, for any act, omission, or obligation of the Trust, of such Trustee, or of any other Trustee. A Trustee shall be liable to the Trust solely for his or her own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Investment Adviser, or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee. The Trust shall indemnify each Person who is, or has been, a Trustee, officer, employee or agent of the Trust, any Person who is serving or has served at the Trust’s request as a Trustee, officer, trustee, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

Subject to applicable federal law, expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under Section 2 of the Registrant’s Amended and Restated Declaration of Trust shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under Section 2.

All persons extending credit to, contracting with or having any claim against the Trust or the Trustees, officers, employees or agents of the Trust shall look only to the assets of the appropriate Series, or, if the Trustees have yet to establish Series, of the Trust for payment under such credit, contract or claim; and neither the Trustees nor the Shareholders, nor any of the Trust’s officers, employees or agents, whether past, present or future, shall be personally liable therefor.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or Trustees or by any of them in connection with the Trust shall conclusively be deemed to have been executed or done only in or with respect to his or their capacity as Trustee or Trustees, and such Trustee or Trustees shall not be personally liable thereon. At the Trustees’ discretion, any note, bond, contract, instrument, certificate or undertaking made or issued by the Trustees or by any officer or officers may give notice that the Certificate of Trust is on file in the Office of the Secretary of State of the State of Delaware and that a limitation on the liability of each Series exists and such note, bond, contract, instrument, certificate or undertaking may, if the Trustees so determine, recite that the same was executed or made on behalf of the Trust or by a Trustee or Trustees in such capacity and not individually or by an officer or officers in such capacity and not individually and that the obligations of such instrument are not binding upon any of them or the Shareholders individually but are binding only on the assets and property of the Trust or a Series thereof, and may contain such further recital as such Person or Persons may deem appropriate. The omission of any such notice or recital shall in no way operate to bind any Trustees, officers or Shareholders individually.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31 .	Business and other Connections of the Investment Adviser

Krane Funds Advisors, LLC
Krane Funds Advisors, LLC (“Krane”) serves as investment adviser for each series of the Trust, except the CICC Global Wealth Preservation Fund and CICC US Government Money Market Fund. The principal address of Krane is 280 Park Avenue, 32nd Floor, New York, New York 10017. Krane is an investment adviser registered under the Investment Advisers Act of 1940.

Information as to any business, profession, vocation or employment of a substantial nature engaged in by the officers, directors and partners of Krane during the past two years is incorporated by reference to its Form ADV filed with the SEC (SEC File No. 801-77589).

Bosera Asset Management (International) Co., Ltd.
Bosera Asset Management (International) Co., Ltd. (“Bosera”) serves as investment sub-adviser for the Trust’s KraneShares Bosera MSCI China A Share ETF. The principal address of Bosera is Suite 4109, Jardine House, One Connaught Place, Central, Hong Kong. Bosera is an investment adviser registered under the Investment Advisers Act of 1940.

Information as to any business, profession, vocation or employment of a substantial nature engaged in by the officers, directors and partners of Bosera during the past two years is incorporated by reference to its Form ADV filed with the SEC (SEC File No. 801-78507).

E Fund Management (Hong Kong) Co., Limited
E Fund Management (Hong Kong) Co., Limited (“E Fund”) serves as investment sub-adviser for the Trust’s KraneShares E Fund China Commercial Paper ETF. The principal address of E Fund is Suite 3501-02 35F, Two International Finance Center, 8 Finance Street, Central, Hong Kong. E Fund is an investment adviser registered under the Investment Advisers Act of 1940.

Information as to any business, profession, vocation or employment of a substantial nature engaged in by the officers, directors and partners of E Fund during the past two years is incorporated by reference to its Form ADV filed with the SEC (SEC File No. 801-78973).

CCB Securities Ltd.
CCB Securities Ltd. (“CCBS”) serves as investment sub-adviser for the Trust’s KraneShares CCBS China Corporate High Yield Bond USD Index ETF. The principal address of CCBS is 18/F CCB Centre, 18 Wang Chiu Road, Kowloon Bay, Kowloon, Hong Kong. CCBS is an investment adviser registered under the Investment Advisers Act of 1940.

Information as to any business, profession, vocation or employment of a substantial nature engaged in by the officers, directors and partners of CCBS during the past two years is incorporated by reference to its Form ADV filed with the SEC (SEC File No. 801-112053).

Quadratic Capital Management LLC
Quadratic Capital Management LLC (“Quadratic”) serves as investment sub-adviser for the Trust’s Quadratic Interest Rate Volatility and Inflation Hedge ETF. The principal address of Quadratic is 39 Lewis Street, 4th Floor, Greenwich, Connecticut 06830. Quadratic is an investment adviser registered under the Investment Advisers Act of 1940.

Information as to any business, profession, vocation or employment of a substantial nature engaged in by the officers, directors and partners of Quadratic during the past two years is incorporated by reference to its Form ADV filed with the SEC (SEC File No. 801-106485).

SkyRock Investment Management, LLC
SkyRock Investment Management, LLC (“SkyRock”) serves as investment sub-adviser for the Trust’s KFA Dynamic Fixed Income ETF. The principal address of SkyRock is 4242 Six Forks Road, Suite 820, Raleigh, North Carolina 27609. SkyRock is an investment adviser registered under the Investment Advisers Act of 1940.

Information as to any business, profession, vocation or employment of a substantial nature engaged in by the officers, directors and partners of SkyRock during the past two years is incorporated by reference to its Form ADV filed with the SEC (SEC File No. 801-117333).

Climate Finance Partners LLC
Climate Finance Partners LLC (“Climate Finance”) serves as Investment sub-adviser for the Trust’s KFA Global Carbon ETF. The principal address of Climate Finance is 156 5th Avenue, Suite 804, New York, New York 10010. Climate Finance is an investment adviser registered under the Investment Advisers Act of 1940.

Information as to any business, profession, vocation or employment of a substantial nature engaged in by the officers, directors and partners of Climate Finance during the past two years is incorporated by reference to its Form ADV filed with the SEC (SEC File No. 801-117593).

Lee Capital Management, LP
Lee Capital Management, LP (“LCM”) serves as investment sub-adviser for the Trust’s KFA Value Line® Dynamic Core Equity Index ETF. The principal address of LCM is 100 Constitution Plaza, Suite 700, Hartford CT 06103. LCM is an investment adviser registered under the Investment Advisers Act of 1940.

Information as to any business, profession, vocation or employment of a substantial nature engaged in by the officers, directors and partners of LCM during the past two years is incorporated by reference to its Form ADV filed with the SEC (SEC File No. 801-107874).

Item 32 .	Principal Underwriters

(a)	Registrant’s distributor, SEI Investments Distribution Co. (the “Distributor”), acts as distributor for:

SEI Daily Income Trust	July 15, 1982
SEI Tax Exempt Trust	December 3, 1982
SEI Institutional Managed Trust	January 22, 1987
SEI Institutional International Trust	August 30, 1988
The Advisors’ Inner Circle Fund	November 14, 1991
The Advisors’ Inner Circle Fund II	January 28, 1993
Bishop Street Funds	January 27, 1995
SEI Asset Allocation Trust	April 1, 1996
SEI Institutional Investments Trust	June 14, 1996
City National Rochdale Funds (f/k/a CNI Charter Funds)	April 1, 1999
Causeway Capital Management Trust	September 20, 2001
SEI Offshore Opportunity Fund II	September 1, 2005
ProShares Trust	November 14, 2005

Community Capital Trust (f/k/a Community Reinvestment Act Qualified Investment Fund)	January 8, 2007
SEI Offshore Advanced Strategy Series SPC	July 31, 2007
SEI Structured Credit Fund, LP	July 31, 2007
Global X Funds	October 24, 2008
ProShares Trust II	November 17, 2008
SEI Special Situations Fund	July 1, 2009
Exchange Traded Concepts Trust (f/k/a FaithShares Trust)	August 7, 2009
Schwab Strategic Trust	October 12, 2009
RiverPark Funds Trust	September 8, 2010
Adviser Managed Trust	December 10, 2010
SEI Core Property Fund	January 1, 2011
New Covenant Funds	March 23, 2012
Highland Funds I (f/k/a Pyxis Funds I)	September 25, 2012
KraneShares Trust	December 18, 2012
SEI Insurance Products Trust	September 10, 2013
The KP Funds	September 19, 2013
The Advisors’ Inner Circle Fund III	February 12, 2014
SEI Catholic Values Trust	March 24, 2015
SEI Hedge Fund SPC	June 26, 2015
SEI Energy Debt Fund	June 30, 2015
Gallery Trust	January 8, 2016
Schroder Series Trust	February 10, 2017
Schroder Global Series Trust	February 10, 2017
City National Rochdale Select Strategies Fund	March 1, 2017
Metaurus Equity Component Trust	October 2, 2017
Impact Shares Trust	March 1, 2018
City National Rochdale Strategic Credit Fund	May 16, 2018
Symmetry Panoramic Trust	July 23, 2018
Frost Family of Funds	May 31, 2019

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services (“Funds Evaluation”) and automated execution, clearing and settlement of securities transactions (“MarketLink”).

(b)
Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

Name	Position and Office with Underwriter	Positions and Offices with Registrant
William M. Doran	Director	--
Paul F. Klauder	Director	--
Wayne M. Withrow	Director	--
Kevin P. Barr	Director, President, & Chief Executive Officer	--
Maxine J. Chou	Chief Financial Officer, Chief Operations Officer, & Treasurer	--
Jennifer H. Campisi	Chief Compliance Officer, Anti-Money Laundering Officer & Assistant Secretary	--
John C. Munch	General Counsel & Secretary	--
Mark J. Held	Senior Vice President	--
John P. Coary	Vice President & Assistant Secretary	--
Lori L. White	Vice President & Assistant Secretary	--
Judith A. Rager	Vice President	--
Jason McGhin	Vice President	--
Gary Michael Reese	Vice President	--
Robert M. Silvestri	Vice President	--

(c)
There were no commissions or other compensation received, directly or indirectly, from the Fund for the last fiscal year by each principal underwriter who is not an affiliated person of the Fund or any affiliated person of an affiliated person.

Item 33 .	Location of Accounts and Records

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

Registrant:

c/o Krane Funds Advisors, LLC
280 Park Avenue, 32nd Floor
New York, New York 10017

Adviser:

Krane Funds Advisors, LLC
280 Park Avenue, 32nd Floor
New York, New York 10017

Sub-Advisers:
Bosera Asset Management (International) Co., Ltd.
Suite 4109
Jardine House
One Connaught Place
Central, Hong Kong

E Fund Management (Hong Kong) Co., Limited
3501-02 35F, Two International Finance Center
8 Finance Street
Central, Hong Kong

CCB Securities Ltd.
18/F CCB Centre
18 Wang Chiu Road
Kowloon Bay, Kowloon, Hong Kong

Quadratic Capital Management LLC
39 Lewis Street, 4th Floor
Greenwich, Connecticut 06830

SkyRock Investment Management, LLC
4242 Six Forks Road, Suite 820
Raleigh, North Carolina 27609

Climate Finance Partners LLC
251 Little Falls Drive
Wilmington, Delware 19808

Lee Capital Management, LP
100 Constitution Plaza, Suite 700
Hartford CT 06103

Administrator:
SEI Investments Global Funds Services
1 Freedom Valley Drive
Oaks, Pennsylvania 19456

Distributor:
SEI Investments Distribution Co.
1 Freedom Valley Drive
Oaks, Pennsylvania 19456

Item 34 .	Management Services

Not Applicable.

Item 35 .	Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 255 to its Registration Statement (File Nos. 333-180870 and 811-22698) to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, State of New York on this 19th day of November 2020.

KraneShares Trust

/s/ Jonathan Krane
Jonathan Krane
Trustee, Principal Executive Officer and
Principal Financial Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

Signature	Title	Date

/s/ Jonathan Krane	Trustee, Principal Executive Officer and Principal Financial Officer	November 19, 2020
Jonathan Krane

/s/ Patrick Campo*	Trustee	November 19, 2020
Patrick Campo

/s/ John Ferguson*	Trustee	November 19, 2020
John Ferguson

/s/ Matthew Stroyman*	Trustee	November 19, 2020
Matthew Stroyman

* Stacy L. Fuller
Stacy L. Fuller

*	Attorney-in-Fact pursuant to powers of attorney dated September 29, 2015 and August 31, 2017.

EXHIBIT INDEX

EX-99.(d)(2)	Schedule A to the Investment Advisory Agreement between the Registrant and Krane Funds Advisors, LLC.

EX-99.(d)(12)	Sub-Advisory Agreement between Krane Funds Advisors, LLC, on behalf of the KFA Value Line® Dynamic Core Equity Index ETF, and Lee Capital Management, LP.

EX-99.(e)(2)	Schedule A to the Amended and Restated Distribution Agreement between the Registrant and SEI Investments Distribution Co.

EX-99.(h)(2)	Schedule I to the Amended and Restated Administration Agreement between Registrant and SEI Global Fund Services.

EX-99.(h)(7)	Schedule I to the Form of Sublicense Agreement between the Registrant and Krane Funds Advisors, LLC.

EX-99.(i)	Opinion and consent of counsel.

EX-99.(m)	Distribution Plan adopted November 8, 2012 and amended May 6, 2020.

EX-99.(p)(9)	Code of Ethics of Lee Capital Management, LP, sub-adviser to the KFA Value Line® Dynamic Core Equity Index ETF.